SEMI-ANNUAL REPORT

President's Message

Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report for Federated American Leaders Fund II.

This report covers the six-month reporting period from January 1, 1999 through June 30, 1999. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's stock holdings and the financial statements.

At the end of the reporting period, the selected high-quality stocks included 88 holdings that represent major industry groups and include leaders such as Allstate, Anheuser-Busch, AT&T, Boeing, Eastman Kodak, Exxon, General Motors, Kmart, and Wal-Mart.

For the six-month reporting period ended June 30, 1999, the fund achieved a total return of 12.41% 1 through income totaling $0.20 per share, capital gains totaling $2.04 per share, and a net asset value increase of $0.26. On June 30, 1999, the fund's net assets reached $485.4 million.

Thank you for participating in the long-term growth of American companies through Federated American Leaders Fund II. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
August 15, 1999

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

Investment Review

The six-month reporting period ended June 30, 1999 was a strong continuation of the bull market with the Standard & Poor's 500 Index ("S&P 500") returning 12.39%. 1 The reporting period started as 1998 had finished: strong market returns during the first quarter were provided by a handful of large capitalization growth stocks. However, the situation shifted dramatically in April 1999. Sparked by surprisingly strong first quarter earnings, a revival in oil prices and signs of a global economic recovery, market leadership rotated to a broader group of cyclical, commodity and smaller capitalization stocks. After three years of returns being dominated by a limited list of large capitalization growth stocks, the perceived revival of global economic activity benefited areas of the market which had not been the "safe havens" from the global economic turmoil of the past two years and whose earnings should benefit with a marked increase in global growth. Due to this dramatic improvement in market breadth, the second quarter provided the average active equity manager their best performance relative to the S&P 500 in quite some time.

The fund provided a return of 12.41% 2 for the six-month reporting period, outperforming both the S&P 500 and the average Lipper3 growth and income fund which returned 12.39% and 10.93%, respectively. Leading sectors for the six-month period included Technology, Basic Materials and Energy. Lagging sectors included Health Care, Consumer Staples and Utilities. Aiding relative performance for the six-month reporting period was favorable security performance in the Health Care (United HealthCare and HEALTHSOUTH), Capital Goods (AlliedSignal and Ingersoll-Rand) and Consumer Cyclicals (Dillards and News Corp.). Underweight positions in the strong performing Technology and Communication Services sectors, as well as unfavorable security performance in the Basic Materials sector (Archer- Daniels-Midland) detracted from relative performance.

1 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. This index is unmanaged, and investments cannot be made in an index.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

Our stock market outlook remains basically unchanged-the market appears overvalued by all traditional measures, but no visible catalyst is positioned to change this. Money flows and investor sentiment remain quite strong. Relative to interest rates, the markets are extremely overvalued- the dividend discount models maintained by the Federal Reserve Board (the "Fed") and leading market strategists show that the S&P 500 is now more than 30% overvalued given the increase in interest rates during 1999. To offset this overvaluation relative to interest rates, the equity markets are betting on continued earnings strength and muted inflation. Real interest rates are extremely high as the bond market believes that inflation is around the corner. However, the equity markets, fueled by the Fed's late June 1999 neutral stance towards monetary policy, believe that technology and continued growth in productivity will keep inflation at bay. The market's April 1999 rotation toward cyclical and small capitalization stocks is both encouraging and frightening at the same time. On the plus side, an improvement in market breadth and the revival of some of the market's worst performing sectors indicates that the global economy is recovering. In addition, this indicates a new overall market base is building, onto which future market advances can move from. On the negative side, the April 1999 rotation indicates that low interest rates, which have helped drive the performance of large growth stocks, are no longer accepted as the norm and that one of the market's major underpinnings, low inflation, may be in question. We believe that the valuation disparities between ultra-large growth stocks and the rest of the market, combined with a strong near-term earnings outlook, can fuel a continuation of the market's rotation towards a broader array of value and smaller capitalization stocks.

Portfolio of Investments

JUNE 30, 1999 (UNAUDITED)

SHARES                                                   VALUE
                 COMMON STOCKS-96.8%
                 BASIC MATERIALS-3.6%
       412,835   Archer-Daniels-Midland Co.      $   6,373,140
       165,600   Corn Products
                 International, Inc.                 5,040,450
       127,000   Nucor Corp.                         6,024,562
                 TOTAL                              17,438,152
                 CAPITAL GOODS-12.6%
       101,000   AlliedSignal, Inc.                  6,363,000
       156,400   Boeing Co.                          6,910,925
       146,400   Crown Cork & Seal Co., Inc.         4,172,400
       110,900   Deere & Co.                         4,394,412
        68,500   Ingersoll-Rand Co.                  4,426,812
        69,000   Johnson Controls, Inc.              4,782,562
        55,476   Koninklijke (Royal)
                 Philips Electronics NV, ADR         5,596,141
       116,200   Parker-Hannifin Corp.               5,316,150
       199,500   Tenneco, Inc.                       4,763,062
        78,641   Tyco International Ltd.             7,451,235
       125,900   Waste Management, Inc.              6,767,125
                 TOTAL                              60,943,824
                 COMMUNICATION SERVICES-
                 5.8%
        94,350   AT&T Corp.                          5,265,909
        55,200   BellSouth Corp.                     2,587,500
       121,500   GTE Corp.                           9,203,625
        85,300   SBC Communications, Inc.            4,947,400
       105,200   US West, Inc.                       6,180,500
                 TOTAL                              28,184,934
                 CONSUMER CYCLICALS-10.5%
       125,400   Brunswick Corp.                     3,495,525
       114,800   Cooper Tire & Rubber Co.            2,712,150
        52,839   Delphi Automotive Systems
                 Corp.                                 980,824
       170,600   Dillards, Inc., Class A             5,992,325
        75,600   General Motors Corp.                4,989,600
       256,800 1 Kmart Corp.                         4,221,150
       157,800   Liz Claiborne, Inc.                 5,759,700
SHARES                                                   VALUE
                 COMMON STOCKS-continued
                 CONSUMER CYCLICALS-
                 CONTINUED
       206,600   News Corp. Ltd., ADR           $    6,520,812
       161,600   Sherwin-Williams Co.                4,484,400
       314,500 1 Toys 'R' Us, Inc.                   6,506,219
       106,800   Wal-Mart Stores, Inc.               5,153,100
                 TOTAL                              50,815,805
                 CONSUMER STAPLES-10.4%
        59,800   Anheuser-Busch Cos., Inc.           4,242,062
       168,400   Kimberly-Clark Corp.                9,598,800
       141,700 1 King World Productions,
                 Inc.                                4,932,931
       202,200   Nabisco Group Holdings
                 Corp.                               3,955,537
       112,500   Philip Morris Cos., Inc.            4,521,094
        67,400 1 R.J. Reynolds Tobacco
                 Holdings, Inc.                      2,123,100
       203,200   Sara Lee Corp.                      4,610,100
        86,500 1 Tricon Global Restaurants,
                 Inc.                                4,681,812
       212,400   UST, Inc.                           6,212,700
       131,800 1 Viacom, Inc., Class A               5,815,675
                 TOTAL                              50,693,811
                 ENERGY-7.2%
       151,400   Ashland, Inc.                       6,074,925
       140,600   Diamond Offshore Drilling,
                 Inc.                                3,989,525
        48,400   Exxon Corp.                         3,732,850
        41,600   Mobil Corp.                         4,118,400
        90,900   Royal Dutch Petroleum Co.,
                 ADR                                 5,476,725
        77,900   Schlumberger Ltd.                   4,961,256
       104,100   Sunoco, Inc.                        3,142,519
       110,300   USX - Marathon Group                3,591,644
                 TOTAL                              35,087,844
                 FINANCIALS-17.6%
       415,000   ABB AB, ADR                         5,654,375
       166,500   Allstate Corp.                      5,973,188
        83,900   Bank One Corporation                4,997,294
        90,700   Bank of America Corp.               6,649,444
SHARES                                                   VALUE
                 COMMON STOCKS-continued
                 FINANCIALS-CONTINUED
       126,280   Bear Stearns Cos., Inc.        $    5,903,590
        89,500   CIGNA Corp.                         7,965,500
       262,900   CIT Group, Inc., Class A            7,591,238
       391,221   Conseco, Inc.                      11,907,789
       101,400   Lincoln National Corp.              5,304,488
        58,100   Loews Corp.                         4,597,163
        71,700   MBIA, Inc.                          4,642,575
        82,600   Marsh & McLennan Cos., Inc.         6,236,300
        52,300   Republic New York Corp.             3,566,206
       130,300   Washington Mutual, Inc.             4,609,363
                 TOTAL                              85,598,513
                 HEALTH CARE-9.2%
       109,600   Abbott Laboratories                 4,986,800
        77,500   Baxter International, Inc.          4,698,438
        67,600   Bristol-Myers Squibb Co.            4,761,575
       384,700 1 HEALTHSOUTH, Corp.                  5,746,456
        70,100   Merck & Co., Inc.                   5,187,400
       244,200 1 Oxford Health Plans, Inc.           3,800,363
       138,000   Pharmacia & Upjohn, Inc.            7,840,125
       120,200   United HealthCare Corp.             7,527,525
                 TOTAL                              44,548,682
                 TECHNOLOGY-13.2%
        87,600 1 Computer Sciences Corp.             6,060,825
        52,300   Eastman Kodak Co.                   3,543,325
       124,700   Electronic Data Systems
                 Corp.                               7,053,344
       153,900   First Data Corp.                    7,531,481
        97,000   Galileo International,
                 Inc.                                5,183,438
        56,200   International Business
                 Machines Corp.                      7,263,850
        28,600 1 Lexmark Intl. Group, Class A        1,889,387
        63,500   Motorola, Inc.                      6,016,625
       153,800 1 Seagate Technology, Inc.            3,941,125
SHARES OR
PRINCIPAL
AMOUNT                                                   VALUE
                 COMMON STOCKS-continued
                 TECHNOLOGY-CONTINUED
       168,600 1 Storage Technology Corp.       $    3,835,650
       168,600 1 Sun Microsystems, Inc.             11,612,325
                 TOTAL                              63,931,375
                 TRANSPORTATION-0.7%
       123,200   Ryder System, Inc.                  3,203,200
                 UTILITIES-6.0%
       157,400   Entergy Corp.                       4,918,750
        82,200   FPL Group, Inc.                     4,490,175
       145,700   PG&E Corp.                          4,735,250
       142,100   PECO Energy Co.                     5,950,438
       115,300   Public Service Enterprises
                 Group, Inc.                         4,712,888
       164,800   Reliant Energy, Inc.                4,552,600
                 TOTAL                              29,360,101
                 TOTAL COMMON STOCKS
                 (IDENTIFIED COST
                 $363,708,544)                     469,806,241
                 REPURCHASE AGREEMENT-3.4%
                 2
  $ 16,740,000   Goldman Sachs Group, LP,
                 5.25%, dated 6/30/1999,
                 due 7/1/1999
                 (at amortized cost)                16,740,000
                 TOTAL INVESTMENTS
                 (IDENTIFIED COST
                 $380,448,544) 3                 $ 486,546,241

1 Non-income producing security.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $380,448,544. The net unrealized appreciation of investments on a federal tax basis amounts to $106,097,697 which is comprised of $119,427,404 appreciation and $13,329,707 depreciation at June 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($485,417,449) at June 30, 1999.

The following acronym is used throughout this portfolio:

ADR -American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at value
(identified and tax cost
$380,448,544)                                   $ 486,546,241
Cash                                                    3,134
Income receivable                                     568,749
Receivable for investments
sold                                                  763,079
TOTAL ASSETS                                      487,881,203
LIABILITIES:
Payable for investments
purchased                       $ 2,442,888
Accrued expenses                     20,866
TOTAL LIABILITIES                                   2,463,754
Net assets for 22,124,472
shares outstanding                              $ 485,417,449
NET ASSETS CONSIST OF:
Paid in capital                                 $ 366,262,112
Net unrealized
appreciation of
investments                                       106,097,697
Accumulated net realized
gain on investments                                10,844,995
Undistributed net
investment income                                   2,212,645
TOTAL NET ASSETS                                $ 485,417,449
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$485,417,449 / 22,124,472
shares outstanding                                     $21.94

See Notes which are an integral part of the Financial Statements

Statement of Operations
SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $45,617)                     $  3,988,236
Interest                                            171,516
TOTAL INCOME                                      4,159,752
EXPENSES:
Investment advisory fee        $ 1,646,201
Administrative personnel
and services fee                   165,498
Custodian fees                      13,342
Transfer and dividend
disbursing agent fees and
expenses                            25,972
Directors'/Trustees' fees            2,037
Auditing fees                        6,185
Legal fees                           2,007
Portfolio accounting fees           40,503
Share registration costs             8,873
Printing and postage                19,195
Insurance premiums                   1,284
Miscellaneous                        3,951
TOTAL EXPENSES                   1,935,048
Net investment income                             2,224,704
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on
investments                                      11,365,078
Net change in unrealized
appreciation of
investments                                      38,287,098
Net realized and
unrealized gain on
investments                                      49,652,176
Change in net assets
resulting from operations                      $ 51,876,880

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

                                    SIX MONTHS
                                         ENDED
                                   (unaudited)           YEAR ENDED
                                      JUNE 30,         DECEMBER 31,
                                          1999                 1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $    2,224,704       $    3,898,554
Net realized gain on investments and foreign currency transactions ($11,365,078 and $39,177,380, respectively, as computed for federal
tax purposes)                       11,365,078           38,726,749
Net change in unrealized
appreciation of
investments                         38,287,098           14,436,779
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS           51,876,880           57,062,082
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                   (3,909,272)          (1,591,758)
Distributions from net
realized gains on
investments and foreign
currency transactions              (39,204,563)         (20,469,565)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                    (43,113,835)         (22,061,323)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              63,664,847          115,497,228
Net asset value of shares
issued to shareholders in
payment of
distributions declared              43,113,823           22,060,601
Cost of shares redeemed            (48,335,985)         (60,142,932)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        58,442,685           77,414,897
Change in net assets                67,205,730          112,415,656
NET ASSETS:
Beginning of period                418,211,719          305,796,063
End of period (including
undistributed net
investment income of
$2,212,645 and $3,897,213,
respectively)                   $  485,417,449       $  418,211,719

See Notes which are an integral part of the Financial Statements

Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               SIX MONTHS
                                    ENDED
                              (unaudited)
                                 JUNE 30,                          YEAR ENDED DECEMBER 31,
                                     1999            1998         1997        1996       1995       1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD                $21.68          $19.63       $15.26      $12.80    $  9.74     $10.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                0.10            0.20         0.19        0.19       0.20       0.19
Net realized and
unrealized gain (loss) on
investments and foreign
currency transactions                2.40            3.20         4.64        2.54       3.06      (0.26)
TOTAL FROM
INVESTMENT OPERATIONS                2.50            3.40         4.83        2.73       3.26      (0.07)
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.20)          (0.10)       (0.10)      (0.18)     (0.19)     (0.19)
Distributions in excess of
net investment income 2                 -               -            -           -      (0.01)         -
Distributions from net
realized gain on
investments and foreign
currency transactions               (2.04)          (1.25)       (0.36)      (0.09)         -          -
TOTAL DISTRIBUTIONS                 (2.24)          (1.35)       (0.46)      (0.27)     (0.20)     (0.19)
NET ASSET VALUE, END OF
PERIOD:                            $21.94          $21.68       $19.63      $15.26     $12.80    $  9.74
TOTAL RETURN 3                      12.41%          17.62%       32.34%      21.58%     33.71%     (0.70%)

RATIOS TO AVERAGE NET
ASSETS:
Expenses 4                           0.88% 5         0.89%        0.94%       1.07%      2.21%     25.96% 5
Net investment income
(net operating loss) 4               1.01% 5         1.05%        1.09%       1.32%      0.67%    (22.84%)5
Expenses (after waivers)             0.88% 5         0.88%        0.85%       0.85%      0.85%      0.54% 5
Net investment income
(after waivers)                      1.01% 5         1.06%        1.18%       1.54%      2.03%      2.58% 5
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                    $485,417        $418,212     $305,796    $142,216    $48,514     $2,400
Portfolio turnover                     18%                 58%                56%                90%                43%
32%

1 Reflects operations for the period from February 10, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (start of business) to January 31, 1994, the Fund had no investment activity.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated American Leaders Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary objective of the Fund is to achieve long-term growth of capital. The Fund's secondary objective is to provide income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                               SIX MONTHS
                                    ENDED        YEAR ENDED
                                 JUNE 30,      DECEMBER 31,
                                     1999              1998
Shares sold                     2,939,802         5,676,003
Shares issued to
shareholders in payment of
distributions declared          2,130,130         1,061,627
Shares redeemed                (2,238,142)       (3,023,452)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              2,831,790         3,714,178

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 1999, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1999, were as follows:

Purchases     $ 86,722,209
Sales         $ 79,944,463

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
NICHOLAS P. CONSTANTAKIS
WILLIAM J. COPELAND
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.
EDWARD L. FLAHERTY, JR., ESQ.
PETER E. MADDEN
JOHN E. MURRAY, JR., J.D., S.J.D.
WESLEY W. POSVAR
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

J. CHRISTOPHER DONAHUE
President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
Treasurer

C. GRANT ANDERSON
Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager

Federated American Leaders Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JUNE 30, 1999

SEMI-ANNUAL REPORT

[Graphic]
Federated
Federated American Leaders Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 313916405
G00433-04 (8/99)

[Graphic]


SEMI-ANNUAL REPORT

President's Message

Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report for Federated Equity Income Fund II.

This report covers the six-month period from January 1, 1999 through June 30, 1999. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings and the financial statements.

Federated Equity Income Fund II is managed to help your money earn income and grow in value by investing primarily in a diversified portfolio of dividend-paying stocks. The fund's common stock holdings are typically diversified across key business and industrial sectors. Many of the holdings at the end of the reporting period-including AT&T, Bank America, DuPont, Exxon, Ford, General Electric, General Mills, Merck, Sprint, J.C.
Penney, and Xerox-are household names.

For the six-month reporting period, the fund produced a total return of 10.24% with income distributions totaling $0.23 per share, and capital gain distributions totaling $0.18 per share and a $1.01 increase in net asset value. 1 By the end of the reporting period, fund assets reached $68.4 million.

Thank you for choosing Federated Equity Income Fund II as a diversified, professionally managed way to participate in the income and growth potential of American companies. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

August 15, 1999

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

Investment Review

During the first quarter of 1999, the U.S. stock market continued its impressive recovery which began in last year's fourth quarter. The Dow Jones Industrial Average surpassed the historic 10,000 mark, while the Standard & Poor's 500 Index ("S&P 500") 1 returned an impressive 4.98%. This advance was again concentrated in a small number of large capitalization growth companies, while the average stock, as measured by the equal weighted S&P 500, returned only 1.19% during the period.

The stock market in the second quarter was marked by dramatic reversals in leadership, based on market capitalization, investment style (i.e., value versus growth), and sector. In the second quarter, small capitalization stocks outperformed large capitalization stocks by 8.5%, as reported by Ned Davis Research. There was also a sudden reversal in investment style. Since the fourth quarter of 1997, growth stocks had provided excess return relative to value stocks. Ned Davis also reports that in this most recent quarter, large capitalization value stocks outperformed large capitalization growth stocks by 7.5%. These shifts were accompanied by rapid sector rotation, as technology, financial and pharmaceutical groups lagged, while the beleaguered basic materials and industrial cyclical sectors surged.

The broadening in what had been, until recently, a narrow market was due to the increasing perception that overseas economies were improving, while the United States economy continued to be robust. This strength caused concern in the bond market, where the 30-year Treasury bond yield rose from its October 1998 low of 4.7% to over 6.0% by the end of June 1999. This was the largest percentage move upward in yields during the low-inflation decade of the 1990s.

For six months ended June 30, 1999, the S&P 500 returned 12.38%. The Federated Equity Income Fund II returned 10.24%, 2 nicely ahead of the 8.98% return of the average equity income fund, as reported by Lipper Analytical Services, Inc.3

Stock market returns for the balance of the year should depend on positive earnings growth and a benign interest rate environment. With regard to earnings prospects, economic improvement in Asia has begun to benefit technology, chemical and manufacturing companies. The economic expansion in the United States is now 100 months old, making it the longest peacetime cycle. Still, inflation is not evident. On the cost side, productivity improvements have allowed our economy to grow without inflation. Meanwhile, on the revenue side, intense global competition has made it difficult for companies to raise prices. This low inflation, coupled with increasing evidence of a slowdown in our economy's growth, would likely prevent the Federal Reserve Board from further rate increases. Such an environment would be bullish for stocks.

1 Standard & Poor's 500 Index is a composite index of common stocks in industrial, transportation, and financial and public utility companies, and can be used to compare the total returns of funds whose portfolios are invested primarily in common stocks. This index is unmanaged, and investments cannot be made in an index.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

CURRENT STRATEGY

Whether value stocks will retain their leadership as compared to growth stocks, will depend on improving earnings in the value-oriented sectors. In the case of the Basic Materials sector, there are good signs in the paper products and chemicals groups, but still poor conditions for iron and steel, metals mining and gold companies. Leadership could shift back to growth just as quickly as it shifted away during this past quarter. The fund attempts to smooth this volatility by seeking superior equity and convertible securities on a sector-neutral basis. The fund holds a blend of growth and value securities with a middle-to-large capitalization bias. We will continue to seek common stocks of market-leading companies that have a long history of growing dividends. We will also maintain a healthy component of higher-yielding convertible bonds and preferred stocks, for their income and for their relatively defensive attributes in market downturns.

COMMENTS ON SELECTED TRANSACTIONS

In the Basic Materials sector we sold BARRICK GOLD CORP. after the stock appreciated dramatically during the quarter's surge in most commodity stocks. We purchased MONSANTO CONVERTIBLE PREFERREDS which yield 6.2%; we believe that the underlying common stock is undervalued.

In the Consumer Staples sector, we completed the first quarter swap out of FOOD LION and into ALBERTSONS. Both companies are undervalued supermarket concerns; however, we believe that Albertsons is a higher-quality company with a number of positive catalysts. We also sold MCKESSON HBOC CONVERTIBLE PREFERREDS after management credibility issues arose and the earnings outlook deteriorated materially. We replaced it with PROCTER AND GAMBLE, a leading global manufacturer of household products. Procter and Gamble has raised its dividend every year for the last 27 years, at an average rate of 9.6%. The stock appears inexpensive, and a major restructuring was recently announced which should boost earnings.

Portfolio of Investments

JUNE 30, 1999 (UNAUDITED)

SHARES                                                  VALUE
                COMMON STOCKS-79.4%
                BASIC MATERIALS-2.3%
       11,800   Du Pont (E.I.) de Nemours &
                Co.                              $    806,088
       49,800   USEC, Inc.                            740,775
                TOTAL                               1,546,863
                CAPITAL GOODS-5.9%
       11,000   Emerson Electric Co.                  691,625
       10,200   General Electric Co.                1,133,475
       19,700   Lockheed Martin Corp.                 733,825
       12,200   Pitney Bowes, Inc.                    783,850
        8,300   Textron, Inc.                         683,194
                TOTAL                               4,025,969
                COMMUNICATION SERVICES-8.8%
        8,700   AT&T Corp.                            485,569
       13,700   Ameritech Corp.                     1,006,950
       24,300   GTE Corp.                           1,840,725
       10,946 1 MCI Worldcom, Inc.                    942,040
       24,500   Sprint Corp.                        1,293,906
        8,050 1 Sprint PCS Group                      459,856
                TOTAL                               6,029,046
                CONSUMER CYCLICALS-6.1%
       13,600   Block (H&R), Inc.                     680,000
       23,800   Cooper Tire & Rubber Co.              562,275
       13,000   Ford Motor Co.                        733,688
       21,500   New York Times Co., Class A           791,469
       15,200   Penney (J.C.) Co., Inc.               738,150
        9,400   Whirlpool Corp.                       695,600
                TOTAL                               4,201,182
                CONSUMER STAPLES-10.1%
       12,700   Albertsons, Inc.                      654,844
       32,500   Disney (Walt) Co.                   1,001,406
       14,000   General Mills, Inc.                 1,125,250
       17,500   Heinz (H.J.) Co.                      877,188
       12,100   Kimberly-Clark Corp.                  689,700
SHARES                                                  VALUE
                COMMON STOCKS-continued
                CONSUMER STAPLES-CONTINUED
       14,200   Nabisco Group Holdings
                Corp.                           $     277,788
       23,200   PepsiCo, Inc.                         897,550
       13,300   Philip Morris Cos., Inc.              534,494
        7,700   Procter & Gamble Co.                  687,225
        4,733 1 R.J. Reynolds Tobacco
                Holdings, Inc.                        149,100
                TOTAL                               6,894,545
                ENERGY-5.0%
        6,400   BP Amoco PLC, ADR                     694,400
       10,200   Exxon Corp.                           786,675
       17,100   Halliburton Co.                       773,775
       11,500   Mobil Corp.                         1,138,500
                TOTAL                               3,393,350
                FINANCIALS-12.3%
       17,000   Allstate Corp.                        609,875
       18,600   Bank One                            1,107,862
       11,781   Bank America Corp.                    863,695
        9,200   Chase Manhattan Corp.                 796,950
        5,100   Chubb Corp.                           354,450
       24,000   Citigroup, Inc.                     1,140,000
       14,600   First Union Corp.                     686,200
        7,800   Lincoln National Corp.                408,037
        8,100   Marsh & McLennan Cos., Inc.           611,550
       19,600   Mellon Bank Corp.                     712,950
        8,300   Morgan Stanley, Dean
                Witter & Co.                          850,750
        6,400   Post Properties, Inc.                 262,400
                TOTAL                               8,404,719
                HEALTH CARE-11.1%
       23,500   Abbott Laboratories                 1,069,250
       20,800   American Home Products
                Corp.                               1,196,000
       18,100   Baxter International, Inc.          1,097,312
       22,200   Bristol-Myers Squibb Co.            1,563,712
        7,700   Johnson & Johnson                     754,600
       15,800   Merck & Co., Inc.                   1,169,200
       11,200   Warner-Lambert Co.                    777,000
                TOTAL                               7,627,074
SHARES                                                  VALUE
                COMMON STOCKS-continued
                TECHNOLOGY-15.4%
       21,953 1 Apple Computer, Inc.            $   1,016,698
        5,600 1 Cisco Systems, Inc.                   361,200
       22,900   Electronic Data Systems
                Corp.                               1,295,281
       12,700   Intel Corp.                           755,650
       13,000   International Business
                Machines Corp.                      1,680,250
       12,200 1 Lexmark Intl. Group, Inc.,
                Class A                               805,962
       10,700   Motorola, Inc.                      1,013,825
       30,700 1 Storage Technology Corp.              698,425
       13,700 1 Sun Microsystems, Inc.                943,587
       16,000 1 Tellabs, Inc.                       1,081,000
       23,800 1 Western Digital Corp.                 154,700
       12,400   Xerox Corp.                           732,375
                TOTAL                              10,538,953
                TRANSPORTATION-0.9%
       16,000   CNF Transportation, Inc.              614,000
                UTILITIES-1.5%
       12,963   Enron Corp.                         1,059,725
                TOTAL COMMON STOCKS
                (IDENTIFIED COST
                $42,860,616)                       54,335,426
                CONVERTIBLE PREFERRED
                STOCKS-10.1%
                BASIC MATERIALS-0.9%
       16,000   Monsanto Co., Conv. Pfd.,
                $2.60                                 642,000
                CAPITAL GOODS-2.5%
       31,000   Crown Cork & Seal, Inc.,
                Conv. Pfd., $1.89                     831,188
       30,300   Ingersoll-Rand Co., DECS,
                Series 6.75%                          909,000
                TOTAL                               1,740,188
                CONSUMER STAPLES-1.8%
       11,800   Ralston Purina Co., SAILS,
                $1.08                                 548,700
        8,500   Suiza Foods Corp., Conv.
                Pfd., $2.75                           318,053
       10,300 2 Suiza Foods Corp., Conv.
                Pfd., $2.75                           385,405
                TOTAL                               1,252,158
                FINANCIALS-3.5%
       23,800   Conseco, Inc., Cumulative
                PRIDES, Series F, $3.50               956,463
          800   Jefferson-Pilot Corp.,
                Conv. Pfd., $5.26                      98,400
       17,100   Lincoln National Corp.,
                Cumulative PRIDES, $1.94              464,906
       26,000   WBK STRYPES Trust,
                STRYPES, $3.13                        841,750
                TOTAL                               2,361,519
SHARES OR
PRINCIPAL
AMOUNT                                                  VALUE
                CONVERTIBLE PREFERRED
                STOCKS-continued
                UTILITIES-1.4%
       17,150   Texas Utilities Co.,
                Cumulative PRIDES, $4.63        $     943,250
                TOTAL CONVERTIBLE
                PREFERRED STOCKS
                (IDENTIFIED COST
                $7,242,559)                         6,939,115
                CONVERTIBLE CORPORATE
                BONDS-7.0%
                CONSUMER CYCLICALS-1.9%
  $   450,000   Home Depot, Inc., Conv.
                Sub. Note, 3.25%,
                10/1/2001                           1,265,274
                TECHNOLOGY-5.1%
       80,000   America Online, Inc.,
                Conv. Pfd., 4.00%,
                11/15/2002                            674,144
    1,500,000 2 Citrix Systems, Inc.,
                Conv. Bond, 7/1/2029                  692,445
      265,000   EMC Corp. Mass, Conv. Bond,
                3.25%, 3/15/2002                    1,288,006
      300,000 2 LSI Logic Corp., Conv.
                Bond, 4.25%, 3/15/2004                491,343
      600,000 2 Western Digital Corp.,
                Conv. Sub. Deb., 5.307%
                accrual, 2/18/2018                    104,952
    1,500,000   Western Digital Corp.,
                Conv. Sub. Deb., 5.307%
                accrual, 2/18/2018                    262,380
                TOTAL                               3,513,270
                TOTAL CONVERTIBLE
                CORPORATE BONDS
                (IDENTIFIED COST
                $2,837,357)                         4,778,544
                REPURCHASE AGREEMENT-3.4% 3
    2,290,000   Goldman Sachs Group LP, 5.25%, dated 6/30/1999, due 7/1/1999 (at amortized
                cost)                               2,290,000
                TOTAL INVESTMENTS
                (IDENTIFIED COST
                $55,230,532) 4                   $ 68,343,085


1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At June 30, 1999, these securities amounted to $1,674,145 which represents 2.4% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $55,230,532. The net unrealized appreciation of investments on a federal tax basis amounts to $13,112,553 which is comprised of $14,837,845 appreciation and $1,725,292 depreciation at June 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($68,401,909) at June 30, 1999.

The following acronyms are used throughout this portfolio:

ADR -American Depositary Receipt
DECS -Dividend Enhanced Convertible Stock
PRIDES -Preferred Redeemable Increased Dividend Equity Securities
SAILS -Stock Appreciation Income Linked Security
STRYPES -Structured Yield Product Exchangeable for Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at value
(identified and tax cost
$55,230,532)                                 $  68,343,085
Cash                                                    60
Income receivable                                   80,266
Receivable for investments
sold                                                50,853
TOTAL ASSETS                                    68,474,264
LIABILITIES:
Accrued expenses                $ 72,355
TOTAL LIABILITIES                                   72,355
Net assets for 4,511,893
shares outstanding                           $  68,401,909
NET ASSETS CONSIST OF:
Paid in capital                              $  55,612,746
Net unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                        13,112,553
Accumulated net realized
loss on investments and
foreign currency
transactions                                      (783,073)
Undistributed net
investment income                                  459,683
TOTAL NET ASSETS                             $  68,401,909
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$68,401,909 / 4,511,893
shares outstanding                                  $15.16


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $854)                          $   657,759
Interest                                              90,017
TOTAL INCOME                                         747,776
EXPENSES:
Investment advisory fee         $  227,962
Administrative personnel
and services fee                    61,985
Custodian fees                       2,419
Transfer and dividend
disbursing agent fees and
expenses                            25,915
Directors'/Trustees' fees            3,512
Auditing fees                        8,654
Legal fees                           3,337
Portfolio accounting fees           32,356
Share registration costs             3,158
Printing and postage                26,668
Insurance premiums                   1,889
Miscellaneous                       11,020
TOTAL EXPENSES                     408,875
WAIVERS:
Waiver of investment
advisory fee                      (121,836)
Net expenses                                         287,039
Net investment income                                460,737
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
Net realized loss on
investments and foreign
currency transactions                               (733,775)
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                           6,389,019
Net realized and
unrealized gain (loss) on
investments and foreign
currency                                           5,655,244
Change in net assets
resulting from operations                        $ 6,115,981


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                    SIX MONTHS
                                         ENDED               YEAR
                                   (unaudited)              ENDED
                                      JUNE 30,       DECEMBER 31,
                                          1999               1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income            $     460,737       $    939,160
Net realized gain (loss) on
investments and foreign
currency transactions
(($733,775) and $759,986,
respectively, as computed
for federal tax purposes)             (733,775)           785,704
Net change in unrealized
appreciation                         6,389,019          5,149,795
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS            6,115,981          6,874,659
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                     (939,841)          (211,620)
Distributions from net
realized gains                        (760,272)            (9,563)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                     (1,700,113)          (221,183)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                               8,727,503         21,185,637
Net asset value of shares
issued to shareholders in
payment of
distributions declared               1,700,111            221,183
Cost of shares redeemed             (3,940,579)        (3,436,527)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         6,487,035         17,970,293
Change in net assets                10,902,903         24,623,769
NET ASSETS:
Beginning of period                 57,499,006         32,875,237
End of period (including
undistributed net
investment income of
$459,683 and $938,787,
respectively)                    $  68,401,909       $ 57,499,006


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    SIX MONTHS
                                                         ENDED                YEAR             PERIOD
                                                   (unaudited)               ENDED              ENDED
                                                      JUNE 30,        DECEMBER 31,       DECEMBER 31,
                                                          1999                1998               1997 1
NET ASSET VALUE, BEGINNING OF PERIOD                    $14.15              $12.31             $10.47
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.10                0.22               0.23
Net realized and unrealized gain on investments           1.32                1.69               1.76
TOTAL FROM INVESTMENT OPERATIONS                          1.42                1.91               1.99
LESS DISTRIBUTIONS:
Distributions from net investment income                 (0.23)              (0.07)             (0.15)
Distribution from net realized gain                      (0.18)                  -                  -
TOTAL DISTRIBUTIONS                                      (0.41)              (0.07)             (0.15)
NET ASSET VALUE, END OF PERIOD                          $15.16              $14.15             $12.31
TOTAL RETURN 2                                           10.24%              15.57%             19.19%

RATIOS TO AVERAGE NET ASSETS:
Expenses 3                                                1.35% 4             1.36%              2.29% 4
Net investment income 3                                   1.12% 4             1.61%              0.97% 4
Expenses (after waivers and reimbursements)               0.95% 4             0.93%              0.85% 4
Net investment income (after waivers
and reimbursements)                                       1.52% 4             2.04%              2.41% 4
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                $68,402             $57,499            $32,875
Portfolio turnover                                          25%                 59%                68%


1 Reflects operations for the period from January 30, 1997 (date of initial public investment) to December 31, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Equity Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is to provide above average income and capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are
accounted for on the
trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                SIX MONTHS              YEAR
                                     ENDED             ENDED
                                  JUNE 30,      DECEMBER 31,
                                      1999              1998
Shares sold                        599,947         1,639,612
Shares issued to
shareholders in payment of
distributions declared             119,642            16,731
Shares redeemed                   (270,939)         (264,192)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                 448,650         1,392,151


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 1999, the Fund did not incur a shareholder services fee.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate FSC. For the period ended June 30, 1999, the Fund did not incur a distribution services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended June 30, 1999, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $589,438.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1999, were as follows:

Purchases     $ 19,625,262
Sales         $ 14,630,430

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

JOHN E. MURRAY, JR., JD, S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager
SEMI-ANNUAL REPORT

Federated Equity Income Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 1999

[Graphic]
Federated
Federated Equity Income Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 313916801
G01305-01 (8/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated Fund for U.S. Government Securities II.

The report covers the six-month reporting period from January 1, 1999 through June 30, 1999. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's government bond holdings and the financial statements.

To help your money pursue an attractive level of income, the fund invests primarily in short- to intermediate-term U.S. government mortgage-backed securities and U.S. Agency and Treasury notes and bonds.

During the six-month reporting period, the fund produced a strong income stream totaling $0.44 per share. The fund also paid capital gains totaling $0.09 per share. Due to a rising interest rate environment that caused bond prices to decline, the fund's share price declined from $11.15 at the beginning of the reporting period to $10.49 at the end of the reporting period. As a result, the fund's total return was a slightly negative (1.26%). 1 On June 30, 1999, the fund's net assets reached $120.7 million.

Thank you for pursuing income through the diversification and professional management of Federated Fund for U.S. Government Securities II. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
August 15, 1999

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

Investment Review

Federated Fund for U.S. Government Securities II, a portfolio of Federated Insurance Series, invests in U.S. government securities which include agency mortgage (Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), and Government National Mortgage Association
(GNMA)), U.S. Treasury and agency debenture securities. The "base" portfolio is a two-thirds/one-third blend of mortgage-backed and Treasury/agency securities, respectively.

Continued strong economic growth, increasing concern over potential Federal Reserve Board (the "Fed") action and the declining flight-to- quality bid for U.S. Treasury securities combined to push yields significantly higher over the reporting period. Investor risk aversion faded in early 1999 as worldwide economies and financial markets stabilized. As crisis concerns faded, attention turned to economic fundamentals, which reflected above-trend economic growth. Strong growth heightened concern over a potential inflationary surge, fueling further yield increases. Two-year yields rose 99 basis points during the reporting period to 5.52%. Similarly, 10-year yields closed the semi-annual reporting period at 5.79%, an increase of 114 basis points.

The U.S. economy continued to display a phenomenal blend of vigorous growth and benign inflation. Propelled by vigorous consumer demand, Gross Domestic Product growth continued at a brisk pace. While the unemployment rate declined to a 30-year low of 4.2%, wage pressures remained moderate. Low import prices, rising productivity and highly competitive markets continued to hold inflation at bay. However, the Fed acted to take back a portion of last year's easings, given improving worldwide economic and financial market performance, along with concern for potential inflation. The Federal Funds target rate was increased 25 basis points to 5% on June 30, 1999.

Owing to tighter spreads and incremental yield, mortgage-backed securities (MBS) outperformed Treasuries for the reporting period. MBS spreads tightened significantly over the first 4-1/2 months of the reporting period, before reversing course over the final 6 weeks, ending marginally tighter. Conventional (FNMA/FHLMC) and GNMA current coupon option-adjusted spreads ended the reporting period 8 and 1 basis points lower, respectively. Premium coupon MBS outperformed lower coupon securities, due to the fact that current coupon and discount mortgages experience greater duration extension relative to premium coupons as rates increase.

The government allocation (Treasury/agency debt) maintained sizable holdings of agency debentures. The sector offers a significant yield pick-up versus U.S. Treasury securities, with spreads at the wide end of historical ranges. While spread movements proved volatile, the incremental income and potential for spread tightening make the sector attractive from a longer-term perspective.

The MBS and Treasury/agency debt allocation remained neutral at approximately 67% and 33%, respectively. The fund's duration ended the period at 4.44 years, slightly above the blended benchmark's (67% Lehman Brothers Mortgage-Backed Securities Index and 33% Lehman Brothers Government Index) 4.30. 1 The fund's net total return for the six-month reporting period ended June 30, 1999 was (1.26%)2 versus (0.45%) for the benchmark.

1 The Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed rate, securitized mortgage pools by GNMA (Government National Mortgage Association), FNMA (Federal National Mortgage Association), and FHLMC (Federal Home Loan Mortgage Corporation). The Lehman Brothers Government Index includes the Treasury and Agency Indexes. The Treasury component includes public obligations of the U.S. Treasury that have remaining maturities of more than one year. The Agency component includes both callable and noncallable agency securities. This includes publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government. These three indexes are unmanaged, and investments cannot be made in an index.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

Portfolio of Investments

JUNE 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                    VALUE
                   INTERMEDIATE-TERM U.S.
                   GOVERNMENT OBLIGATIONS-14.6%
  $  1,000,000     Federal Farm Credit Bank,
                   7.35%, 3/24/2005                $   1,049,810
     2,500,000     Federal Home Loan Bank
                   System, 4.875%, 1/22/2002           2,436,850
     1,000,000     Federal Home Loan Bank
                   System, 5.125%, 2/26/2002             979,870
     5,500,000     Federal Home Loan Bank
                   System, 5.50%, 7/14/2000 -
                   1/21/2003                           5,451,190
     1,000,000     Federal Home Loan Bank
                   System, 5.53%, 1/15/2003              980,070
     2,500,000     Federal Home Loan Bank
                   System, 5.905%, 3/27/2008           2,393,275
       750,000     Federal Home Loan Bank
                   System, 6.185%, 5/6/2008              731,625
     1,500,000     Federal Home Loan Bank
                   System, 6.285%, 6/26/2000           1,509,599
     1,000,000     Federal Home Loan Bank
                   System, 6.83%, 7/17/2001            1,019,550
     1,000,000     Federal Home Loan Bank
                   System, 7.66%, 7/20/2004            1,059,460
                   TOTAL INTERMEDIATE-TERM
                   U.S. GOVERNMENT
                   OBLIGATIONS
                   (IDENTIFIED COST
                   $12,331,036)                       17,611,299
                   LONG-TERM U.S. GOVERNMENT
                   OBLIGATIONS-65.6%
                   FEDERAL HOME LOAN MORTGAGE
                   CORPORATION-20.6%
     2,329,608  1  7.50%, (30 Year), 7/1/2029          2,355,816
     6,136,480     6.00%, 1/1/2014 -
                   11/1/2028                           5,840,870
     8,682,403     6.50%, 5/1/2024 - 4/1/2029          8,391,388
     7,244,090     7.00%, 8/1/2013 - 5/1/2029          7,204,547
       704,437     8.00%, 10/1/2027 -
                   1/1/2028                              723,147
       283,747     9.00%, 2/1/2025 - 5/1/2025            301,214
                   TOTAL                              24,816,982
                   FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION-20.8%
     4,456,000  1  6.50%, (15 Year), 7/1/2014          4,393,349
     1,500,000  1  7.00%, (30 Year), 7/1/2029          1,484,070
     5,786,192     6.00%, 5/1/2014 - 6/1/2014          5,587,262
     7,737,076     6.50%, 12/1/2028 -
                   4/1/2029                            7,468,942
       683,182     7.00%, 2/1/2024                       676,774
     3,971,031     7.50%, 12/1/2027 -
                   9/1/2028                            4,022,992
     1,440,963     8.00%, 10/1/2027 -
                   12/1/2027                           1,478,342
                   TOTAL                              25,111,731
PRINCIPAL
AMOUNT                                                    VALUE
                   LONG-TERM U.S. GOVERNMENT
                   OBLIGATIONS-continued
                   GOVERNMENT NATIONAL
                   MORTGAGE ASSOCIATION-24.2%
 $   4,013,000  1  7.500%, (30 Year),
                   7/1/2029                       $    4,054,374
     1,275,948     6.00%, 9/15/2028 -
                   4/15/2029                           1,193,847
     4,966,168     6.50%, 12/15/2023 -
                   3/15/2029                           4,795,293
    17,284,196     7.00%, 12/15/2027 -
                   3/15/2029                          17,062,786
     1,052,467     8.00%, 9/15/2017 -
                   10/15/2024                          1,086,212
       342,247     8.50%, 6/15/2027                      358,292
       628,851     9.50%, 11/15/2016                     680,926
                   TOTAL                              29,231,730
                   TOTAL LONG-TERM
                   U.S. GOVERNMENT
                   OBLIGATIONS
                   (IDENTIFIED COST
                   $98,999,979)                       79,160,443
                   U.S. TREASURY OBLIGATIONS-
                   18.0%
     1,100,000     United States Treasury
                   Bonds, 6.00%, 2/15/2026             1,074,219
     2,250,000     United States Treasury
                   Bonds, 6.125%, 11/15/2027           2,236,289
     1,600,000     United States Treasury
                   Bonds, 8.00%, 11/15/2021            1,931,000
     2,200,000     United States Treasury
                   Bonds, 9.25%, 2/15/2016             2,869,281
       990,000     United States Treasury
                   Bonds, 11.25%, 2/15/2015            1,483,453
     1,200,000     United States Treasury
                   Notes, 5.00%, 4/30/2001             1,189,884
     3,600,000     United States Treasury
                   Notes, 5.375%, 6/30/2003            3,558,938
     2,100,000     United States Treasury
                   Notes, 5.625%, 5/15/2008            2,060,625
     2,700,000     United States Treasury
                   Notes, 5.75%, 11/15/2000            2,711,391
     1,500,000     United States Treasury
                   Notes, 6.25%, 2/28/2002             1,523,672
     1,000,000     United States Treasury
                   Notes, 6.875%, 5/15/2006            1,055,310
                   TOTAL U.S. TREASURY
                   OBLIGATIONS (IDENTIFIED
                   COST $23,117,804)                  21,694,062
PRINCIPAL
AMOUNT                                                    VALUE
                   REPURCHASE AGREEMENTS-11.2% 2
 $   4,455,000  3  Goldman Sachs Group, LP,
                   4.95%, dated 6/18/1999,
                   due 7/19/1999                  $    4,455,000
     2,695,000     Goldman Sachs Group, LP,
                   5.25%, dated 6/30/1999,
                   due 7/1/1999                        2,695,000
     4,013,000  3  J.P. Morgan & Co., Inc.,
                   4.92%, dated 6/22/1999,
                   due 7/22/1999                       4,013,000
     2,330,000  3  Morgan Stanley Group,
                   Inc., 4.90%, dated
                   6/14/1999, due 7/14/1999            2,330,000
                   TOTAL REPURCHASE
                   AGREEMENTS (AT AMORTIZED
                   COST)  13,493,000
                   TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $134,448,819) 4                $  131,958,804

1 These securities are subject to dollar roll transactions.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 The cost of investments for federal tax purposes amounts to $134,448,819. The net unrealized appreciation of investments on a federal tax basis amounts to $2,490,015 which is comprised of $217,434 appreciation and $2,707,449 depreciation at June 30, 1999.

See Notes which are an integral part of the Financial Statements

Note: The categories of investments are shown as a percentage of net assets ($120,683,559) at June 30, 1999.

Statement of Assets and Liabilities

JUNE 30, 1999 (UNAUDITED)

ASSETS:
Investments in repurchase
agreements                     $  13,493,000
Investments in securities        118,465,804
Total investments in
securities, at value
(identified and tax cost
$134,448,819)                                    $ 131,958,804
Cash                                                       618
Income receivable                                    1,072,647
TOTAL ASSETS                                       133,032,069
LIABILITIES:
Payable for investments
purchased                         12,334,869
Accrued expenses                      13,641
TOTAL LIABILITIES                                   12,348,510
Net assets for 11,502,033
shares outstanding                               $ 120,683,559
NET ASSETS CONSIST OF:
Paid in capital                                  $ 120,299,003
Net unrealized
depreciation of
investments                                         (2,490,015)
Accumulated net realized
loss on investments                                   (212,288)
Undistributed net
investment income                                    3,086,859
TOTAL NET ASSETS                                 $ 120,683,559
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$120,683,559 / 11,502,033
shares outstanding                                      $10.49


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
Interest (net of dollar
roll expense of $43,909)                      $  3,569,778
EXPENSES:
Investment advisory fee        $ 351,790
Administrative personnel
and services fee                  61,987
Custodian fees                     5,618
Transfer and dividend
disbursing agent fees and
expenses                          16,413
Directors'/Trustees' fees          1,232
Auditing fees                      6,210
Legal fees                         1,642
Portfolio accounting fees         22,601
Share registration costs           1,574
Printing and postage              17,907
Insurance premiums                 1,009
Miscellaneous                     11,528
TOTAL EXPENSES                                     499,511
Net investment income                            3,070,267
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on
investments                                       (210,587)
Net change in unrealized
depreciation of
investments                                     (4,292,216)
Net realized and
unrealized loss on
investments                                     (4,502,803)
Change in net assets
resulting from operations                    $  (1,432,536)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                    SIX MONTHS
                                         ENDED
                                   (unaudited)          YEAR ENDED
                                      JUNE 30,         DECEMBER 31,
                                          1999                1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income            $   3,070,267       $   4,680,557
Net realized gain (loss) on
investments ($(210,587)
and $919,638,
respectively, as computed
for federal tax purposes)             (210,587)            919,660
Net change in unrealized
appreciation/(depreciation)         (4,292,216)            535,278
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS           (1,432,536)          6,135,495
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                   (4,656,024)         (1,184,475)
Distributions from net
realized gains                        (920,857)            (52,421)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                     (5,576,881)         (1,236,896)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              32,836,682          92,242,565
Net asset value of shares
issued to shareholders in
payment of
distributions declared               5,576,878           1,236,865
Cost of shares redeemed            (22,071,038)        (50,126,525)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        16,342,522          43,352,905
Change in net assets                 9,333,105          48,251,504
NET ASSETS:
Beginning of period                111,350,454          63,098,950
End of period (including
undistributed net
investment income of
$3,086,859 and $4,672,616,
respectively)                    $ 120,683,559       $ 111,350,454


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS
                                ENDED
                          (unaudited)
                             JUNE 30,                       YEAR ENDED DECEMBER 31,
                                 1999            1998        1997        1996        1995       1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD            $11.15          $10.54      $10.09      $10.29    $  9.99      $ 9.99
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income            0.24            0.44        0.58        0.59       0.54        0.27
Net realized and
unrealized gain (loss)
on investments                  (0.37)           0.36        0.26       (0.18)      0.30           -
TOTAL FROM
INVESTMENT OPERATIONS           (0.13)           0.80        0.84        0.41       0.84        0.27
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.44)          (0.18)      (0.39)      (0.57)     (0.54)      (0.27)
Distribution from net
realized gain on
investments                     (0.09)          (0.01)          -       (0.04)         -           -
TOTAL DISTRIBUTIONS             (0.53)          (0.19)      (0.39)      (0.61)     (0.54)      (0.27)
NET ASSET VALUE, END OF
PERIOD                         $10.49          $11.15      $10.54      $10.09     $10.29      $ 9.99
TOTAL RETURN 2                  (1.26%)          7.66%       8.58%       4.20%      8.77%       2.62%

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                       0.85% 4         0.93%       1.25%       1.81%      5.61%      33.31% 4
Net investment income 3          5.25% 4         5.36%       5.53%       4.99%      1.19%     (28.84%)4
Expense (after waivers)          0.85% 4         0.85%       0.80%       0.80%      0.80%       0.48% 4
Net investment income
(after waivers)                  5.25% 4         5.44%       5.98%       6.00%      6.00%       3.99% 4
SUPPLEMENTAL DATA:
Net assets, end of
period (000 omitted)         $120,684        $111,350     $63,099     $34,965    $12,264      $1,244
Portfolio turnover                 55%             99%         73%         97%        65%          0%

1 Reflects operations for the period from March 29, 1994 (date of initial public investment) to December 31, 1994. For the period from December 8, 1993 (start of business), to March 24, 1994, net investment income was distributed to the Fund's adviser.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the fund is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                              SIX MONTHS
                                   ENDED       YEAR ENDED
                                JUNE 30,     DECEMBER 31,
                                    1999             1998
Shares sold                    3,027,502        8,487,195
Shares issued to
shareholders in payment of
distributions declared           526,121          117,350
Shares redeemed               (2,042,588)      (4,597,436)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             1,511,035        4,007,109

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 1999, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1999, were as follows:

Purchases   $77,455,156
Sales       $64,298,127

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
NICHOLAS P. CONSTANTAKIS
WILLIAM J. COPELAND
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.
EDWARD L. FLAHERTY, JR., ESQ.
PETER E. MADDEN
JOHN E. MURRAY, JR., J.D., S.J.D.
WESLEY W. POSVAR
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

J. CHRISTOPHER DONAHUE
President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
Treasurer

C. GRANT ANDERSON
Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager
SEMI-ANNUAL REPORT

Federated Fund for U.S. Government Securities II

Federated Insurance Series

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JUNE 30, 1999

[Graphic]
Federated
Federated Fund for U.S. Government Securities II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 313916207
G00433-01 (8/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated Growth Strategies Fund II.

This report covers the six-month period from January 1, 1999 through June 30, 1999. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's growth stock holdings and the financial statements.

Federated Growth Strategies Fund II is managed to help your investment grow over the long term through a highly diversified portfolio of common stocks issued by large, quality companies. At the end of the reporting period, the fund's extensive list of stock holdings included many well-known names such as AT&T, Best Buy, Bristol-Myers Squibb, General Electric, Home Depot, Merck, Schwab (Charles), and Wal-Mart.

This diversified portfolio produced a six-month total return of 23.62% 1 through a significant net asset value increase of $4.23. On June 30, 1999, net assets reached $81.9 million.

Thank you for putting your money to work in quality American companies through the diversification and professional management of Federated Growth Strategies Fund II. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

August 15, 1999

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

Investment Review

For the stock market, the first quarter of 1999 ended up almost being a replay of 1998. Stocks staged a narrow rally, lead by growth stocks in general, and technology stocks in particular. While the credit crisis of 1998 appeared to have calmed, the global economic environment was not much improved: Latin America developed a severe recession, Japan showed no signs of recovery and deflation grew more common around the world. Despite malaise outside of the U.S., however, domestic consumer demand remained healthy, propelling the U.S. economy to a strong quarter of growth. The lack of additional credit shocks and the vigor of the U.S. economy kept the Federal Reserve Board on hold and helped push the yield on the long bond up.

The second quarter of 1999 provided quite a shakeup in leadership for the equity markets. The early part of the quarter saw a Consumer Price Index announcement that was higher than expected. From there, inflation fears reemerged and investors began to focus on the continued strength in the U.S. economy as well as signs of economic stabilization and growth worldwide. Leadership within the equity markets rotated rapidly from large growth stocks to smaller value stocks. Globally, equity markets generally traded up, with the emerging markets that were hit hardest in late 1998 rallying the most. Some of those markets gained back nearly all the performance lost during the Asian crisis.

Some of the particulars for the quarter were:

* the Standard & Poor's ("S&P") 500 Index gained almost 12.5%, the S&P 400 MidCap Index returned 6.9% and the S&P 600 SmallCap Index gained more than 5.0%; 1

* the NASDAQ Composite Index (an index of stocks traded over-the-counter and dominated by large cap technology stocks) gained 22.5%; 2

* the S&P Barra Growth Index (a composite of large-cap growth stocks, with more health care and consumer non-durables and less tech than the NASDAQ) was up 10.9% while the S&P Barra MidCap Growth Index returned 8.2%; 3 and

* 30-year Treasury bonds traded off, moving the yield up from an early April 1999 low of 5.4% to end the quarter at just under 6.0%.

1 S&P 500 Index, S&P 400 MidCap Index, and S&P 600 SmallCap Index are composite indexes of common stocks in industry, transportation, and financial and public utility companies. These indexes are unmanaged, and investments cannot be made in an index.

2 NASDAQ Composite Index measures all NASDAQ domestic and non-U.S.-based common stock listed on the NASDAQ Stock Market.

3 S&P Barra Growth Index is a capitalization-weighted index of all the stocks in the S&P 500 that have price-to-book ratios. S&P Barra MidCap Growth Index is a market capitalization-weighted index of the stocks in the S&P 400 MidCap Index having the highest book-to-price ratios. These indexes are unmanaged, and investments cannot be made in an index.

The Federated Growth Strategies Fund II had a strong first half, generating a return of 23.62%. 4 The average fund within the Lipper5 Growth Fund universe was up 7.1% in the second quarter. The fund outperformed the average Lipper growth fund through relative sector weightings and stock selection. Overweighted sectors included Technology and Consumer Cyclicals (mainly retail stocks) and successful underweighting occurred within Health Care (mainly pharmaceuticals), Consumer Staples, and Finance. Exceptionally strong stocks were primarily in the Technology sector and included Broadcom, Echostar, Qualcomm and Qlogic.

The fund made relatively modest strategic changes within the portfolio during the first half. Weightings within Capital Goods were brought from a maximum relative underweight (50% of the S&P 500 Index's exposure to that sector) to a more modest underweight, Health Care was reduced from modest overweight to market weight, and Finance was reduced from market weight to modest underweight. Within Technology, exposure to Internet stocks were reduced while communications related stocks were increased. These changes totaled only 3% to 4% of the fund's assets and were made to decrease the portfolio's sensitivity to a stronger economy and higher interest rates.

The fund's current strategy is, and has been, to provide shareholders with diversified exposure to growth equities. Growth stocks tend to do well in environments where economic growth is decelerating and interest rates are declining. While the current domestic economy appears strong, we believe that there are several indications that growth may be poised to slow. These factors include slowing construction spending, moderating car sales and widespread lack of pricing power at the consumer level. We believe that these and other conditions make a good case for slower economic growth over the next several quarters and should provide a favorable back drop for growth stocks.

4 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

5 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

COMMENTS REGARDING SELECTED HOLDINGS OR PURCHASES

SANMINA

SANM provides electronic contract manufacturing services. The company should continue to benefit from the strong growth in manufacturing outsourcing used by most electronic component and devices designers.

BEST BUY

BBY is one of the leading retailer of consumer electronics, entertainment software and appliances. Best Buy is currently enjoying the beginning boom in digital consumer products, such as DVD players, HDTV sets and other personal digital devices.

ENSCO

ESV is an international offshore contract drilling company that also provides marine transportation services in the Gulf of Mexico. The company is poised to benefit from a ramp-up in capital expenditures expected to come from international exploration and production oil companies over the next several years.

RF MICRO DEVICES

RFMD designs, develops and markets proprietary radio frequency integrated circuits. RFMD's chips are in very high demand among producers of fast- selling, high-end wireless devices, such as Nokia and Motorola.

Portfolio of Investments

JUNE 30, 1999 (UNAUDITED)

SHARES                                                 VALUE
                COMMON STOCKS-97.3%
                BASIC MATERIALS-3.0%
       10,200   Ecolab, Inc.                    $    444,975
       10,200   General Motors Corp.,
                Class H                              573,750
       18,700 1 Smurfit-Stone Container
                Corp.                                384,519
       13,700   Vulcan Materials Co.                 661,025
        5,700   Weyerhaeuser Co.                     391,875
                TOTAL                              2,456,144
                CAPITAL GOODS-6.0%
        6,500   General Electric Co.                 722,312
       11,900 1 Gulfstream Aerospace Corp.           803,994
        6,800   Pitney Bowes, Inc.                   436,900
        7,500 1 Sanmina Corp.                        569,062
       15,600   Symbol Technologies, Inc.            575,250
       15,100   Tyco International Ltd.            1,430,725
        5,600   United Technologies Corp.            401,450
                TOTAL                              4,939,693
                COMMUNICATION SERVICES-11.9%
       12,700 1 AT&T Canada, Inc.                    813,594
        6,500   AT&T Corp.                           362,781
       30,300 1 AT&T Corp. - Liberty Media
                Group, Inc., Class A               1,113,525
        8,700   Ameritech Corp.                      639,450
       10,200 1 Cablevision Systems, Class A         714,000
        8,550   CenturyTel, Inc.                     339,862
       18,200   Comcast Corp., Class A               699,562
       11,100   Frontier Corp.                       654,900
        8,600 1 Level 3 Communications,
                Inc.                                 516,537
       16,302 1 MCI Worldcom, Inc.                 1,402,991
       17,000 1 Qwest Communications
                International, Inc.                  562,063
        7,200 1 United International
                Holdings, Inc., Class A              486,900
        9,200 1 Univision Communications,
                Inc., Class A                        607,200
       16,500 1 WinStar Communications,
                Inc.                                 804,375
                TOTAL                              9,717,740
SHARES                                                 VALUE
                COMMON STOCKS-continued
                CONSUMER CYCLICALS-12.6%
       20,200 1 Abercrombie & Fitch Co.,
                Class A                         $    969,600
       16,800 1 BJ's Wholesale Club, Inc.            505,050
        7,400 1 Best Buy Co., Inc.                   499,500
        8,500   Black & Decker Corp.                 536,563
        8,200   Circuit City Stores, Inc.            762,600
        4,200 1 DoubleClick, Inc.                    385,350
       18,200 1 Gemstar International
                Group Ltd.                         1,187,550
       28,600 1 Gentex Corp.                         800,800
       14,500   Home Depot, Inc.                     934,344
       12,400 1 MIPS Technologies, Inc.              594,425
        6,200   Omnicom Group, Inc.                  496,000
        4,800 1 Rambus, Inc.                         442,500
       13,300 1 Staples, Inc.                        411,469
       18,000   TJX Co., Inc.                        599,625
        8,900 1 Tommy Hilfiger Corp.                 654,150
       10,700   Wal-Mart Stores, Inc.                516,275
                TOTAL                             10,295,801
                CONSUMER STAPLES-4.5%
       22,300 1 Brinker International,
                Inc.                                 606,281
       23,100   Dial Corp.                           859,031
       18,500 1 Keebler Foods Co.                    561,937
        7,000   Quaker Oats Co.                      464,625
        8,300 1 Safeway, Inc.                        410,850
       12,600   Pepsi Bottling Group, Inc.           290,588
       13,100 1 Valassis Communications,
                Inc.                                 479,787
                TOTAL                              3,673,099
                ENERGY MINERALS-5.7%
       25,300   Diamond Offshore Drilling,
                Inc.                                 717,887
       37,400   ENSCO International, Inc.            745,662
        6,700   Elf Aquitaine SA, ADR                492,869
       11,600   Halliburton Co.                      524,900
       31,300 1 Nabors Industries, Inc.              764,894
       11,400   Schlumberger Ltd.                    726,037
       27,700   Transocean Offshore, Inc.            727,125
                TOTAL                              4,699,374
SHARES                                                 VALUE
                COMMON STOCKS-continued
                FINANCE-10.3%
        9,600   AFLAC, Inc.                     $    459,600
        3,900   American International
                Group, Inc.                          456,544
       13,800   Capital One Financial
                Corp.                                768,487
       10,650   Citigroup, Inc.                      505,875
        8,700   Federal Home Loan Mortgage
                Corp.                                504,600
       21,900   Firstar Corp.                        613,200
        8,600 1 Knight/Trimark Group, Inc.           518,687
       42,630   MBNA Corp.                         1,305,544
        6,700   Morgan Stanley, Dean
                Witter & Co.                         686,750
       12,075   Old Kent Financial Corp.             505,641
       12,850   Providian Financial Corp.          1,201,475
        5,000   Schwab (Charles) Corp.               549,375
        5,900   Zions Bancorporation                 374,650
                TOTAL                              8,450,428
                HEALTH CARE-10.9%
        5,200   Allergan, Inc.                       577,200
        7,700   American Home Products
                Corp.                                442,750
       10,800 1 Biogen, Inc.                         694,575
       12,100 1 Boston Scientific Corp.              531,644
        8,100   Bristol-Myers Squibb Co.             570,544
       14,500 1 Centocor, Inc.                       676,062
        7,600   Guidant Corp.                        390,925
        7,600   Johnson & Johnson                    744,800
        8,300   Lilly (Eli) & Co.                    594,488
       13,900   Merck & Co., Inc.                  1,028,600
       10,700   Schering Plough Corp.                567,100
       12,600 1 Universal Health Services,
                Inc., Class B                        601,650
       11,000 1 VISX, Inc.                           871,063
        8,934   Warner-Lambert Co.                   619,796
                TOTAL                              8,911,197
                TECHNOLOGY-29.9%
        5,900 1 Adaptec, Inc.                        208,344
        6,000 1 America Online, Inc.                 663,000
       31,400 1 American Tower Systems
                Corp.                                753,600
        8,300 1 Broadcom Corp.                     1,199,869
       20,000 1 Cisco Systems, Inc.                1,290,000
SHARES                                                 VALUE
                COMMON STOCKS-continued
                TECHNOLOGY-CONTINUED
       14,800 1 Citrix Systems, Inc.            $    836,200
        6,400 1 Cree Research, Inc.                  492,400
        1,100   eBay, Inc.                           166,100
       32,200 1 EMC Corp.                          1,771,000
       10,200 1 Echostar Communications
                Corp., Class A                     1,565,062
        8,000 1 Etec Systems, Inc.                   266,000
        4,800 1 Exodus Communications,
                Inc.                                 575,700
        2,100 1 Inktomi Corp.                        274,181
       15,750 1 International Network
                Services                             635,906
        7,800 1 Lexmark Intl. Group, Class
                A                                    515,287
        7,400   Lucent Technologies, Inc.            499,038
       40,500 1 Mastech Corp.                        754,313
       19,300 1 Microsoft Corp.                    1,740,619
        9,500 1 New Era of Networks, Inc.            417,406
       10,000   Nokia Oyj, Class A, ADR              915,625
        7,000 1 PMC-Sierra, Inc.                     412,563
        7,700 1 Qlogic Corp.                       1,016,400
        7,600 1 Qualcomm, Inc.                     1,090,600
       13,800 1 RF Micro Devices, Inc.             1,029,825
        3,300 1 RealNetworks, Inc.                   227,288
       22,000 1 Sun Microsystems, Inc.             1,515,250
       18,800 1 Tellabs, Inc.                      1,270,175
        6,500 1 USWeb Corp.                          144,219
        3,500 1 Uniphase Corp.                       581,000
       12,600 1 Vitesse Semiconductor
                Corp.                                849,712
       13,900 1 Xilinx, Inc.                         795,775
                TOTAL                             24,472,457
                TRANSPORTATION-1.5%
        6,600 1 FDX Corp.                            358,050
       27,500   Southwest Airlines Co.               855,938
                TOTAL                              1,213,988
                UTILITIES-1.0%
       11,000   Enron Corp.                          899,250
                TOTAL COMMON STOCKS
                (IDENTIFIED COST
                $54,391,555)                      79,729,171
PRINCIPAL
AMOUNT                                                 VALUE
                REPURCHASE AGREEMENT-2.3%
  $ 1,840,000   Goldman Sachs Group, Inc.,
                5.25%, dated 6/30/1999,
                due 7/1/1999 (at amortized
                cost)                           $  1,840,000
                TOTAL INVESTMENTS
                (IDENTIFIED COST
                $56,231,555) 2                  $ 81,569,171


1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $56,231,555. The net unrealized appreciation of investments on a federal tax basis amounts to $25,337,616 which is comprised of $26,222,901 appreciation and $885,285 depreciation at June 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($81,899,786) at June 30, 1999.

The following acronym is used throughout this portfolio:

ADR -American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at value
(identified and tax cost
$56,231,555)                                  $ 81,569,171
Cash                                                 3,356
Income receivable                                   30,842
Receivable for investments
sold                                               648,549
Prepaid expenses                                    11,409
TOTAL ASSETS                                    82,263,327
LIABILITIES:
Payable for investments
purchased                       $ 353,909
Payable for taxes withheld            122
Accrued expenses                    9,510
TOTAL LIABILITIES                                  363,541
Net assets for 3,698,850
shares outstanding                            $ 81,899,786
NET ASSETS CONSIST OF:
Paid in capital                               $ 52,743,136
Net unrealized
appreciation of
investments                                     25,337,616
Accumulated net realized
gain on investments                              3,940,976
Accumulated net operating
loss                                              (121,942)
TOTAL NET ASSETS                              $ 81,899,786
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$81,899,786 / 3,698,850
shares outstanding                                  $22.14


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $1,236)                      $    129,778
Interest                                             43,859
TOTAL INCOME                                        173,637
EXPENSES:
Investment advisory fee        $ 259,462
Administrative personnel
and services fee                  61,987
Custodian fees                     3,576
Transfer and dividend
disbursing agent fees and
expenses                           8,067
Directors'/Trustees' fees            977
Auditing fees                      5,024
Legal fees                         1,675
Portfolio accounting fees         22,273
Share registration costs           1,427
Printing and postage               9,855
Insurance premiums                   952
Miscellaneous                      1,177
TOTAL EXPENSES                   376,452
WAIVER:
Waiver of investment
advisory fee                     (80,873)
Net expenses                                        295,579
Net operating loss                                 (121,942)
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on
investments                                       7,637,459
Net change in unrealized
appreciation of
investments                                       7,668,014
Net realized and
unrealized gain on
investments                                      15,305,473
Change in net assets
resulting from operations                      $ 15,183,531


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

                                    SIX MONTHS
                                         ENDED
                                   (unaudited)          YEAR ENDED
                                      JUNE 30,        DECEMBER 31,
                                          1999                1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net operating loss               $    (121,942)     $     (132,611)
Net realized gain (loss) on
investments ($7,637,459
and $(3,497,705)
respectively, as computed
for federal tax purposes)            7,637,459           (3,589,862)
Net change in unrealized
appreciation of
investments                          7,668,014           12,326,113
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS           15,183,531            8,603,640
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                            -              (47,544)
Distributions from net
realized gains on
investments                                  -           (3,039,172)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                              -           (3,086,716)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                               7,574,170           11,516,169
Net asset value of shares
issued to shareholders in
payment of distributions
declared                                     -            3,086,711
Cost of shares redeemed             (3,604,592)          (4,653,483)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         3,969,578            9,949,397
Change in net assets                19,153,109           15,466,321
NET ASSETS:
Beginning of period                 62,746,677           47,280,356
End of period                    $  81,899,786       $   62,746,677


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               SIX MONTHS
                                    ENDED
                              (unaudited)
                                 JUNE 30,                      YEAR ENDED DECEMBER 31,
                                     1999           1998         1997         1996        1995 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $17.91         $16.14       $12.80       $10.30      $10.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income (net
operating loss)                     (0.03)         (0.04) 2      0.02 2       0.05        0.03
Net realized and
unrealized gain
on investments                       4.26           2.83         3.41         2.45        0.27
TOTAL FROM
INVESTMENT OPERATIONS                4.23           2.79         3.43         2.50        0.30
LESS DISTRIBUTIONS:
Distributions from net
investment income                       -          (0.02)       (0.02)       (0.00) 3        -
Distributions from net
realized gain
on investments                          -          (1.00)       (0.07)           -           -
TOTAL DISTRIBUTIONS                     -          (1.02)       (0.09)           -           -
NET ASSET VALUE, END OF
PERIOD                             $22.14         $17.91       $16.14       $12.80      $10.30
TOTAL RETURN 4                      23.62%         17.44%       27.03%       24.32%       3.00%

RATIOS TO AVERAGE NET
ASSETS:
Expenses 5                           1.09% 6        1.17%        1.52%        4.72%      77.80% 6
Net operating loss 5                (0.59%) 6      (0.56%)      (0.53%)      (3.32%)    (75.04%) 6
Expense (after waivers)              0.85% 6        0.86%        0.85%        0.85%       0.85% 6
Net investment income (net
operating loss) (after
waivers)                            (0.35%) 6      (0.25%)       0.14%        0.55%       1.91% 6
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                     $81,900        $62,747      $47,280      $16,985        $368
Portfolio turnover                     66%           104%         148%          96%          4%


1 Reflects operations for the period from November 9, 1995 (date of initial public investment) to December 31, 1995.

2 Per share information presented is based upon the monthly average number of shares outstanding.

3 Per share amount does not round to $(0.01).

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Growth Strategies Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At December 31, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $3,497,705, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                SIX MONTHS
                                     ENDED       YEAR ENDED
                                  JUNE 30,     DECEMBER 31,
                                      1999             1998
Shares sold                        378,751          697,066
Shares issued to
shareholders in payment of
distributions declared                   -          178,629
Shares redeemed                   (183,500)        (300,599)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                 195,251          575,096


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 1999, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1999, were as follows:

Purchases       $48,227,964
Sales           $45,478,835

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager
SEMI-ANNUAL REPORT

Federated Growth Strategies Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 1999

[Graphic]
Federated
Federated Growth Strategies Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 313916702

G00433-08 (8/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated High Income Bond Fund II.

This report covers the six-month reporting period from January 1, 1999 through June 30, 1999. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's high-yield bond holdings and the financial statements.

For the six-month reporting period ended June 30, 1999, the fund's broadly diversified, carefully researched portfolio focusing on over 300 high-yield, lower-rated bonds 1 produced a total return of 2.61%.2 Contributing to this total return was a strong income stream totaling $0.86 per share. The fund also paid capital gains totaling $0.07 per share. The fund's total return was impacted by a decline in high-yield bond prices, which in turn caused the fund's net asset value to decline from $10.92 at the beginning of the reporting period to $10.27 at the end of the reporting period. On June 30, 1999, the fund's net assets reached $231.5 million.

Thank you for participating in the income opportunities of high-yield corporate bonds through the diversification and professional management of Federated High Income Bond Fund II. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

August 15, 1999

1 Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

Investment Review

High yield bonds delivered excellent relative returns for the six month reporting period ended June 30, 1999. These returns were driven by continued strong domestic economic growth coupled with stable to improving foreign economies. Reflecting the strong domestic economic situation, the yield spread between the First Boston High Yield Bond Index 1 and a comparable U.S. Treasury security narrowed 83 basis points during the reporting period. Given the bright economic outlook, the basic material sectors such as forest products, metals and mining were standouts while healthcare was a noticeable laggard, as concerns about government reimbursements in the long term care segment negatively impacted the sector. In general, credit risk was rewarded as illustrated by the performance of the Lehman Brothers CCC Index, which returned 8.58%, while the Lehman Brothers BB and B Indexes returned 0.40% and 2.09%, respectively.1 While relative returns were attractive, absolute returns were negatively impacted by rising interest rates in the high-quality fixed income markets. Early in the reporting period, the rise in interest rates was absorbed by spread tightening. However, from mid-May through the end of June 1999, high yield bonds fell in price along with high-quality bonds as rates continued to rise in anticipation of the Federal Reserve Board (the "Fed") tightening moves to protect against inflation. For the six-month reporting period ended June 30, 1999, the fund returned 2.61%.2 The Lehman Brothers High Yield Bond Index1 returned 2.20%, outperforming the Lehman Brothers Aggregate Bond Index,1 a measure of high-quality bond performance, which returned (1.37%) for the same period.

1 First Boston High Yield Bond Index is an index that serves as a benchmark to evaluate the performance of low-quality bonds, which are defined as BBB to CCC and defaults. Morningstar receives and publishes this figure as a monthly total return. Lehman Brothers CCC Index, Lehman Brothers BB Index, and Lehman Brothers B Index are proprietary indexes of CCC, BB, and B rated securities, respectively. Lehman Brothers High Yield Bond Index is an index which includes fixed rate, public nonconvertible, non-investment grade issues that are rated Ba1 or lower by Moody's Investors Service, Inc. Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. These indexes are unmanaged, and investments cannot be made in an index.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

The fund outperformed the Lehman High Yield Bond Index while modestly underperforming the Lipper High Current Yield Fund Average 3 for the reporting period. Several factors impacted the fund's performance. First, on the positive side, the fund was overweight in the telecommunications sector, which outperformed the overall market. Also, within the telecommunications sector, the fund had no exposure to the satellite segment when disappointments at Iridium, a satellite phone company, dragged the sector lower. The fund was also underweight in the healthcare sector which substantially underperformed and had little exposure to the long term care segment within healthcare, which lead to the sector's problems. Specific holdings in Fox/Liberty and MetroNet outperformed as stronger credits took operating control of both companies. Triton PCS, Telesystem International and Teligent, three aggressive telecommunications issuers, outperformed as lower quality issues surged. On the negative side, the main reason for the underperformance of the fund versus the Lipper average was the fund's underweight positions in the more aggressive CCC and non-rated sectors. The fund was underweight in the basic material sectors, which outperformed given the strong economy. Also, positions in Jitney- Jungle, a southern supermarket chain, Paging Network, the largest U.S. paging company and Stena Lines, a major European ferry operator, underperformed because of disappointing financial performance.

For the balance of 1999, we believe high-yield bonds offer attractive relative returns given strong domestic economic growth and stable to improving international economies, which should lead to additional spread tightening between high-yield bonds and U.S. Treasury securities. Absolute returns will be influenced by the direction of interest rates. The June 30, 1999 hike in the Fed Funds rate by the Fed signals its concern about strong economic growth leading to inflationary pressures and its willingness to raise rates to head off inflation.

From a portfolio perspective, we continue to be overweight in the telecommunications sector given the powerful secular growth characteristics of the sector. We remain biased to modestly decreasing interest rate risk and increasing credit risk given the strong economic conditions, while we also look to increase exposure to basic materials. This bias will be carefully implemented given the rising trend in default rates.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

Portfolio of Investments

JUNE 30, 1999 (UNAUDITED)




PRINCIPAL
AMOUNT                                                       VALUE
                    CORPORATE BONDS-91.9%
                    AEROSPACE & DEFENSE-0.5%
  $    750,000    1 Anteon Corp., Sr. Sub.
                    Note, 12.00%, 5/15/2009          $     742,500
       325,000    1 Condor Systems, Inc., Sr.
                    Sub. Note, 11.875%,
                    5/1/2009                               316,875
                    TOTAL                                1,059,375
                    AUTO/TRUCK-0.5% 525,000 1 HDA Parts System, Inc., Sr.
                    Sub. Note, 12.00%,
                    8/1/2005                               532,875
       700,000    1 J.L. French Automotive
                    Castings, Inc., Sr. Sub.
                    Note, 11.50%, 6/1/2009                 717,500
                    TOTAL                                1,250,375
                    AUTOMOBILE-2.2%
       675,000      Accuride Corp., Sr. Sub.
                    Note, 9.25%, 2/1/2008                  664,875
       425,000      Aftermarket Technology
                    Co., Sr. Sub. Note, 12.00%,
                    8/1/2004                               444,125
       350,000      Aftermarket Technology
                    Co., Sr. Sub. Note, Series
                    D, 12.00%, 8/1/2004                    365,750
     1,050,000      Collins & Aikman Products
                    Co., Sr. Sub. Note, 11.50%,
                    4/15/2006                            1,065,750
     1,000,000    1 Lear Corp., Sr. Note,
                    8.11%, 5/15/2009                       971,950
       850,000      Lear Corp., Sub. Note,
                    9.50%, 7/15/2006                       877,625
       750,000      Oxford Automotive, Inc.,
                    Sr. Sub. Note, 10.125%,
                    6/15/2007                              761,250
                    TOTAL                                5,151,325
                    AUTOMOTIVE-0.8%
     1,000,000      American Axle &
                    Manufacturing, Inc.,
                    Company Guarantee, Sr.
                    Sub. Note, 9.75%, 3/1/2009           1,007,500
       825,000    1 Motor Coach Industries
                    International, Inc., Sr.
                    Sub. Note, 11.25%,
                    5/1/2009                               829,125
                    TOTAL                                1,836,625
                    BANKING-0.8%
     2,000,000      GS Escrow Corp., Sr. Note,
                    7.125%, 8/1/2005                     1,940,700
                    BEVERAGE & TOBACCO-0.4%
       600,000      Dimon, Inc., Sr. Note,
                    8.875%, 6/1/2006                       531,000
       500,000    1 National Wine & Spirits,
                    Inc., Sr. Note, 10.125%,
                    1/15/2009                              516,250
                    TOTAL                                1,047,250
                    BROADCAST RADIO & TV-7.0% 1,150,000 ACME Television, LLC,
     Sr.
                    Disc. Note, 0/10.875%,
                    9/30/2004                              960,250
     1,100,000      Big City Radio, Inc.,
                    Company Guarantee,
                    0/11.25%, 3/15/2005                    783,750
       450,000      Capstar Broadcasting
                    Partners, Inc., Sr. Sub.
                    Note, 9.25%, 7/1/2007                  472,500
       650,000      Chancellor Media Corp.,
                    Company Guarantee, 8.00%,
                    11/1/2008                              637,000
PRINCIPAL
AMOUNT                                                       VALUE
                    CORPORATE BONDS-continued
                    BROADCAST RADIO & TV-
                    CONTINUED
 $     600,000      Chancellor Media Corp.,
                    Company Guarantee, 10.50%,
                    1/15/2007                       $      657,000
     2,675,000      Chancellor Media Corp.,
                    Sr. Sub. Note, 8.125%,
                    12/15/2007                           2,594,750
       800,000      Chancellor Media Corp.,
                    Sr. Sub. Note, 8.75%,
                    6/15/2007                              800,000
       250,000      Chancellor Media Corp.,
                    Sr. Sub. Note, 9.375%,
                    10/1/2004                              255,625
       650,000      Cumulus Media, Inc., Sr.
                    Sub. Note, 10.375%,
                    7/1/2008                               692,250
     2,475,000      Fox/Liberty Networks, LLC,
                    Sr. Disc. Note, 0/9.75%,
                    8/15/2007                            1,942,875
       400,000      Fox/Liberty Networks, LLC,
                    Sr. Note, 8.875%,
                    8/15/2007                              416,000
       250,000      Lamar Advertising Co., Sr.
                    Sub. Note, 8.625%,
                    9/15/2007                              252,500
       550,000      Lamar Advertising Co., Sr.
                    Sub. Note, 9.625%,
                    12/1/2006                              563,750
     1,075,000      Outdoor Systems, Inc., Sr.
                    Sub. Note, 8.875%,
                    6/15/2007                            1,127,406
       250,000      Outdoor Systems, Inc., Sr.
                    Sub. Note, 9.375%,
                    10/15/2006                             267,187
       345,000      SFX Broadcasting, Inc.,
                    Sr. Sub. Note, 10.75%,
                    5/15/2006                              367,425
       750,000      Sinclair Broadcast Group,
                    Inc., Sr. Sub. Note, 8.75%,
                    12/15/2007                             733,125
     1,425,000      Sinclair Broadcast Group,
                    Inc., Sr. Sub. Note, 9.00%,
                    7/15/2007                            1,407,187
       575,000      Sinclair Broadcast Group,
                    Inc., Sr. Sub. Note,
                    10.00%, 9/30/2005                      589,375
       150,000      Young Broadcasting, Inc.,
                    Sr. Sub. Note, 9.00%,
                    1/15/2006                              147,000
       475,000      Young Broadcasting, Inc.,
                    Sr. Sub. Note, 10.125%,
                    2/15/2005                              491,625
                    TOTAL                               16,158,580
                    BUILDING & DEVELOPMENT-1.5%
       250,000      American Architectural
                    Products Corp., Sr. Note,
                    11.75%, 12/1/2007                      188,750
       700,000      American Builders &
                    Contractors Supply Co.,
                    Inc., Sr. Sub. Note,
                    10.625%, 5/15/2007                     661,500
       500,000      Building Materials Corp.
                    of America, Sr. Note,
                    8.00%, Series B,
                    10/15/2007                             468,750
       450,000      Building Materials Corp.
                    of America, Sr. Note,
                    8.625%, Series B,
                    12/15/2006                             442,125
       975,000      Falcon Building Products,
                    Inc., Sr. Sub. Disc. Note,
                    0/10.50%, 6/15/2007                    663,000
       150,000      Falcon Building Products,
                    Inc., Sr. Sub. Note, 9.50%,
                    6/15/2007                              143,250
       725,000    1 Formica Corp., Sr. Sub.
                    Note, 10.875%, 3/1/2009                703,250
       325,000    1 Juno Lighting, Inc., Sr.
                    Sub. Note, 11.875%,
                    7/1/2009                               330,687
                    TOTAL                                3,601,312
                    BUSINESS EQUIPMENT &
                    SERVICES-2.3%
       600,000    1 Avis Rent A Car, Inc., Sr.
                    Sub. Note, 11.00%,
                    5/1/2009                               612,000
     1,100,000      Dialog Corp., Sr. Sub.
                    Note, Series A, 11.00%,
                    11/15/2007                           1,001,000
       300,000      Electronic Retailing
                    Systems International,
                    Inc., Sr. Disc. Note,
                    0/13.25%, 2/1/2004                      85,500
     1,575,000      Fisher Scientific
                    International, Inc., Sr.
                    Sub. Note, 9.00%, 2/1/2008           1,504,125
       325,000      Fisher Scientific
                    International, Inc., Sr.
                    Sub. Note, 9.00%, 2/1/2008             310,375
     1,600,000      U.S. Office Products Co.,
                    Sr. Sub. Note, 9.75%,
                    6/15/2008                            1,016,000
       275,000      United Stationers Supply
                    Co., Sr. Sub. Note, 8.375%,
                    4/15/2008                              262,625
PRINCIPAL
AMOUNT                                                       VALUE
                    CORPORATE BONDS-continued
                    BUSINESS EQUIPMENT &
                    SERVICES-CONTINUED
 $     400,000      United Stationers Supply
                    Co., Sr. Sub. Note, 12.75%,
                    5/1/2005                        $      440,000
                    TOTAL                                5,231,625
                    CABLE TELEVISION-10.5% 4,703 2 Australis Media Ltd., Sr.
                    Disc. Note, 5/15/2003                       47
       275,000    2 Australis Media Ltd.,
                    Unit, 0/14.00%, 5/15/2003                2,750
       500,000      CSC Holdings, Inc., Sr.
                    Note, 7.875%, 12/15/2007               503,760
       875,000      CSC Holdings, Inc., Sr.
                    Sub. Note, 9.25%,
                    11/1/2005                              905,625
       650,000      CSC Holdings, Inc., Sr.
                    Sub. Note, 9.875%,
                    5/15/2006                              695,500
       350,000      CSC Holdings, Inc., Sr.
                    Sub. Deb., 9.875%,
                    2/15/2013                              378,000
     1,125,000    1 Charter Communications
                    Holdings Capital Corp.,
                    Sr. Disc. Note, 0/9.92%,
                    4/1/2011                               703,125
     1,175,000      Diamond Cable
                    Communications PLC, Sr.
                    Disc. Note, 0/10.75%,
                    2/15/2007                              922,375
       525,000      Diamond Cable
                    Communications PLC, Sr.
                    Note, 9.125%, 2/1/2008                 535,500
       550,000      Diva Systems Corp., Sr.
                    Disc. Note, 0/12.625%,
                    3/1/2008                               162,250
     2,800,000    1 Echostar Communications
                    Corp., Sr. Note, 9.375%,
                    2/1/2009                             2,849,000
     2,325,000      International Cabletel,
                    Inc., Sr. Defd. Cpn. Note,
                    Series B, 0/11.50%,
                    2/1/2006                             2,040,187
       475,000      International Cabletel,
                    Inc., Sr. Defd. Cpn. Note,
                    Series A, 0/12.75%,
                    4/15/2005                              459,562
       500,000      Lenfest Communications,
                    Inc., Sr. Secd. Note,
                    8.375%, 11/1/2005                      523,750
       725,000      Lenfest Communications,
                    Inc., Sr. Sub. Note, 8.25%,
                    2/15/2008                              748,562
     2,050,000      NTL, Inc., 0/12.375%, Sr.
                    Defd. Note, 10/1/2008
                    Series B                             1,414,500
     2,275,000      NTL, Inc., Sr. Defd. Note,
                    0/9.75%, 4/1/2008                    1,569,750
       500,000      NTL, Inc., Sr. Note,
                    11.50%, 10/1/2008                      553,750
       775,000      Pegasus Communications
                    Corp., Sr. Note, 9.625%,
                    10/15/2005                             771,125
       525,000      Pegasus Communications
                    Corp., Sr. Note, 9.75%,
                    12/1/2006                              517,125
       300,000      Pegasus Media, Note,
                    12.50%, 7/1/2005                       333,375
       550,000      RCN Corp., Sr. Disc. Note,
                    0/11.125%, 10/15/2007                  371,250
       475,000      RCN Corp., Sr. Disc. Note,
                    0/9.80%, 2/15/2008                     301,625
       900,000      Rogers Cablesystems Ltd.,
                    Sr. Secd. 2nd Priority
                    Note, 10.00%, 3/15/2005                976,500
       400,000      Rogers Cablesystems Ltd.,
                    Sr. Secd. 2nd Priority
                    Note, 10.00%, 12/1/2007                434,000
       400,000      Rogers Cablesystems Ltd.,
                    Sr. Sub. Gtd. Note, 11.00%,
                    12/1/2015                              462,000
     3,125,000      TeleWest PLC, Sr. Disc.
                    Deb., 0/11.00%, 10/1/2007            2,804,687
       400,000      TeleWest PLC, Sr. Note,
                    11.25%, 11/1/2008                      452,000
     1,175,000      UIH Australia/Pacific, Sr.
                    Disc. Note, 0/14.00%,
                    5/15/2006                              834,250
     1,475,000      United International
                    Holdings, Inc., Sr. Secd.
                    Disc. Note, 0/10.75%,
                    2/15/2008                              988,250
                    TOTAL                               24,214,180
PRINCIPAL
AMOUNT                                                       VALUE
                    CORPORATE BONDS-continued
                    CHEMICALS & PLASTICS-4.1%
 $     500,000      Buckeye Cellulose Corp.,
                    Sr. Sub. Note, 8.50%,
                    12/15/2005                      $      495,000
       900,000      Buckeye Cellulose Corp.,
                    Sr. Sub. Note, 9.25%,
                    9/15/2008                              932,922
       200,000      Foamex LP, Sr. Sub. Note,
                    13.50%, 8/15/2005                      181,000
       250,000    1 General Chemical
                    Industrial Products, Inc.,
                    Sr. Sub. Note, 10.625%,
                    5/1/2009                               253,125
     1,050,000    1 Huntsman Corp., Sr. Sub.
                    Note, 9.50%, 7/1/2007                1,002,750
       800,000    1 Huntsman ICI Chemicals
                    LLC, Sr. Sub. Note,
                    10.125%, 7/1/2009                      811,000
       475,000      ISP Holding, Inc., Sr.
                    Note, 9.75%, 2/15/2002                 480,937
     1,300,000    1 Lyondell Chemical Co., Sr.
                    Sub. Note, 10.875%,
                    5/1/2009                             1,345,500
       650,000      Polymer Group, Inc., Sr.
                    Sub. Note, 8.75%, 3/1/2008             619,125
     2,075,000      Polymer Group, Inc., Sr.
                    Sub. Note, 9.00%, 7/1/2007           1,997,187
       875,000      Sterling Chemicals
                    Holdings, Inc., Sr. Disc.
                    Note, 0/13.50%, 8/15/2008              258,125
       525,000      Sterling Chemicals
                    Holdings, Inc., Sr. Sub.
                    Note, 11.75%, 8/15/2006                406,875
       750,000      Texas Petrochemicals
                    Corp., Sr. Sub. Note,
                    11.125%, 7/1/2006                      671,250
                    TOTAL                                9,454,796
                    CLOTHING & TEXTILES-1.1%
       350,000      Collins & Aikman
                    Floorcoverings, Inc., Sr.
                    Sub. Note, 10.00%,
                    1/15/2007                              351,750
       625,000      Dyersburg Corp., Sr. Sub.
                    Note, 9.75%, 9/1/2007                  259,375
       550,000      GFSI, Inc., Sr. Sub. Note,
                    9.625%, 3/1/2007                       464,750
       575,000      Glenoit Corp., Sr. Sub.
                    Note, 11.00%, 4/15/2007                508,875
       150,000      Pillowtex Corp., Sr. Sub.
                    Note, 9.00%, 12/15/2007                151,125
       950,000      Pillowtex Corp., Sr. Sub.
                    Note, 10.00%, 11/15/2006               902,500
                    TOTAL                                2,638,375
                    CONGLOMERATE-0.5%
     1,150,000      Eagle Picher Industries,
                    Inc., Sr. Sub. Note,
                    9.375%, 3/1/2008                     1,098,250
                    CONSUMER PRODUCTS-4.5%
     1,350,000      Albecca, Inc., Company
                    Guarantee, 10.75%,
                    8/15/2008                            1,113,750
       500,000      American Safety Razor Co.,
                    Sr. Note, 9.875%, 8/1/2005             507,500
       700,000      Amscan Holdings, Inc., Sr.
                    Sub. Note, 9.875%,
                    12/15/2007                             581,000
     1,150,000      Chattem, Inc., Sr. Sub.
                    Note, 8.875%, 4/1/2008               1,109,750
       200,000      Diamond Brands Operating
                    Corp., Sr. Sub. Note,
                    10.125%, 4/15/2008                     161,000
       250,000      Diamond Brands, Inc., Sr.
                    Disc. Deb., 0/12.875%,
                    4/15/2009                               51,250
       750,000      NBTY, Inc., Sr. Sub. Note,
                    8.625%, 9/15/2007                      648,750
     1,025,000      Playtex Family Products
                    Corp., Sr. Sub. Note,
                    9.00%, 12/15/2003                    1,045,500
       625,000      Revlon Consumer Products
                    Corp., Sr. Note, 8.125%,
                    2/1/2006                               615,625
PRINCIPAL
AMOUNT                                                       VALUE
                    CORPORATE BONDS-continued
                    CONSUMER PRODUCTS-
                    CONTINUED
 $   2,425,000      Revlon Consumer Products
                    Corp., Sr. Sub. Note,
                    8.625%, 2/1/2008                $    2,303,750
       325,000      Sealy Mattress Co.,
                    Company Guarantee,
                    0/10.875%, 12/15/2007                  212,875
       200,000      Sealy Mattress Co., Sr.
                    Sub. Note, 9.875%,
                    12/15/2007                             197,000
       329,000    1 The Boyds Collection,
                    Ltd., Sr. Sub. Note, 9.00%,
                    5/15/2008                              325,710
       500,000    1 True Temper Sports, Inc.,
                    Sr. Sub. Note, 10.875%,
                    12/1/2008                              427,500
       250,000    1 United Industries Corp.,
                    Sr. Sub. Note, 9.875%,
                    4/1/2009                               226,875
       725,000    1 Volume Services America,
                    Inc., Sr. Sub. Note,
                    11.25%, 3/1/2009                       801,125
                    TOTAL                               10,328,960
                    CONTAINER & GLASS
                    PRODUCTS-1.0%
       400,000      Owens-Illinois, Inc., Sr.
                    Note, 8.10%, 5/15/2007                 398,236
       250,000      Plastic Containers, Inc.,
                    Sr. Secd. Note, 10.00%,
                    12/15/2006                             283,262
       725,000    1 Russell Stanley Holdings,
                    Inc., Sr. Sub. Note,
                    10.875%, 2/15/2009                     710,500
     1,000,000      Tekni-Plex, Inc., Sr. Sub.
                    Note, 9.25%, 3/1/2008                  975,000
                    TOTAL                                2,366,998
                    ECOLOGICAL SERVICES &
                    EQUIPMENT-1.0%
     2,000,000      Allied Waste North
                    America, Inc., Company
                    Guarantee, 7.625%,
                    1/1/2006                             1,875,000
       500,000      Allied Waste North
                    America, Inc., Company
                    Guarantee, 7.875%,
                    1/1/2009                               465,000
                    TOTAL                                2,340,000
                    ELECTRONICS-1.2%
       250,000    1 Cherokee International,
                    LLC, Sr. Sub. Note, 10.50%,
                    5/1/2009                               250,000
       300,000    1 Fairchild Semiconductor
                    Corp., Sr. Sub. Note,
                    10.375%, 10/1/2007                     295,500
     1,950,000      Telecommunications
                    Techniques Co., LLC, Sr.
                    Sub. Note, 9.75%,
                    5/15/2008                            1,930,500
       350,000      Viasystems, Inc., Sr. Sub.
                    Note, 9.75%, 6/1/2007                  308,000
                    TOTAL                                2,784,000
                    FARMING & AGRICULTURE-0.1%
       225,000    1 Royster-Clark, Inc., 1st
                    Mtg. Note, 10.25%,
                    4/1/2009                               223,875
                    FOOD & DRUG RETAILERS-0.2%
       350,000      Community Distributors,
                    Inc., Sr. Note, 10.25%,
                    10/15/2004                             309,750
       750,000      Jitney-Jungle Stores of
                    America, Inc., Sr. Sub.
                    Note, 10.375%, 9/15/2007               266,250
                    TOTAL                                  576,000
                    FOOD PRODUCTS-2.0%
     1,050,000      Agrilink Foods, Inc.,
                    Company Guarantee,
                    11.875%, 11/1/2008                   1,089,375
       400,000      Aurora Foods, Inc., Sr.
                    Sub. Note, 9.875%,
                    2/15/2007                              416,000
       500,000      Aurora Foods, Inc., Sr.
                    Sub. Note, 9.875%,
                    2/15/2007                              520,000
PRINCIPAL
AMOUNT                                                       VALUE
                    CORPORATE BONDS-continued
                    FOOD PRODUCTS-CONTINUED
 $     550,000      Eagle Family Foods, Inc.,
                    Sr. Sub. Note, 8.75%,
                    1/15/2008                       $      492,250
     1,200,000      International Home Foods,
                    Inc., Sr. Sub. Note,
                    10.375%, 11/1/2006                   1,272,000
       850,000    1 Triarc Consumer Products
                    Group, LLC, Sr. Sub. Note,
                    10.25%, 2/15/2009                      841,500
                    TOTAL                                4,631,125
                    FOOD SERVICES-1.7%
       700,000      Advantica Restaurant
                    Group, Sr. Note, 11.25%,
                    1/15/2008                              682,500
       225,000      AmeriServe Food
                    Distribution, Inc., Sr.
                    Note, 8.875%, 10/15/2006               208,125
     1,900,000      AmeriServe Food
                    Distribution, Inc., Sr.
                    Sub. Note, 10.125%,
                    7/15/2007                            1,624,500
       525,000      Carrols Corp., 9.50%,
                    12/1/2008                              494,812
       825,000      Domino's, Inc., Company
                    Guarantee, 10.375%,
                    1/15/2009                              835,312
                    TOTAL                                3,845,249
                    FOREST PRODUCTS-0.6%
        50,000      Container Corp. of
                    America, Sr. Note, 11.25%,
                    5/1/2004                                52,687
       325,000    1 Packaging Corp. of
                    America, Sr. Sub. Note,
                    9.625%, 4/1/2009                       331,500
       100,000      Stone Container Corp., Sr.
                    Note, 11.50%, 10/1/2004                105,500
       800,000      Stone Container Corp., Sr.
                    Note, 12.58%, 8/1/2016                 868,000
                    TOTAL                                1,357,687
                    HEALTHCARE-3.9%
       750,000      Alliance Imaging, Inc.,
                    Sr. Sub. Note, 9.625%,
                    12/15/2005                             712,500
       900,000      CONMED Corp., Sr. Sub.
                    Note, 9.00%, 3/15/2008                 895,500
       700,000      Columbia/HCA Healthcare
                    Corp., Sr. Note, 6.91%,
                    6/15/2005                              647,717
     1,175,000      Dade International, Inc.,
                    Sr. Sub. Note, 11.125%,
                    5/1/2006                             1,245,500
       525,000      Everest Healthcare
                    Services Corp., Sr. Sub.
                    Note, 9.75%, 5/1/2008                  506,625
       525,000      Genesis Health Ventures,
                    Inc., Sr. Sub. Note, 9.25%,
                    10/1/2006                              417,375
       350,000      Genesis Health Ventures,
                    Inc., Sr. Sub. Note,
                    9.875%, 1/15/2009                      281,750
       275,000      Hudson Respiratory Care,
                    Inc., Sr. Sub. Note,
                    9.125%, 4/15/2008                      229,625
       200,000      Tenet Healthcare Corp.,
                    Sr. Note, 7.625%, 6/1/2008             187,500
     1,850,000      Tenet Healthcare Corp.,
                    Sr. Note, 8.00%, 1/15/2005           1,813,000
     1,550,000      Tenet Healthcare Corp.,
                    Sr. Sub. Note, 8.625%,
                    1/15/2007                            1,526,750
       475,000    1 Triad Hospitals Holdings,
                    Inc., Sr. Sub. Note,
                    11.00%, 5/15/2009                      485,688
                    TOTAL                                8,949,530
PRINCIPAL
AMOUNT                                                       VALUE
                    CORPORATE BONDS-continued
                    HOTELS, MOTELS, INNS &
                    CASINOS-2.0%
 $     350,000      Courtyard by Marriott II
                    LP, Sr. Note, 10.75%,
                    2/1/2008                        $      358,750
     1,375,000      Florida Panthers Holdings,
                    Inc., Company Guarantee,
                    9.875%, 4/15/2009                    1,313,125
     2,250,000      HMH Properties, Inc., Sr.
                    Note, Series B, 7.875%,
                    8/1/2008                             2,086,875
       900,000      HMH Properties, Inc., Sr.
                    Note, Series C, 8.45%,
                    12/1/2008                              859,500
                    TOTAL                                4,618,250
                    INDUSTRIAL PRODUCTS &
                    EQUIPMENT-4.0%
       800,000      Amphenol Corp., Sr. Sub.
                    Note, 9.875%, 5/15/2007                820,000
       400,000      Cabot Safety Acquisition
                    Corp., Sr. Sub. Note,
                    12.50%, 7/15/2005                      430,000
       750,000      Continental Global Group,
                    Inc., Sr. Note, 11.00%,
                    4/1/2007                               618,750
       800,000      Euramax International PLC,
                    Sr. Sub. Note, 11.25%,
                    10/1/2006                              812,000
       250,000      Fairfield Manufacturing
                    Co., Inc., Sr. Sub. Note,
                    11.375%, 7/1/2001                      255,313
       850,000    1 Hexcel Corp., Sr. Sub.
                    Note, 9.75%, 1/15/2009                 837,250
       600,000      ISG Resources, Inc., Sr.
                    Sub. Note, 10.00%,
                    4/15/2008                              618,000
       225,000      International Utility
                    Structures, Inc., Sr. Sub.
                    Note, 10.75%, 2/1/2008                 226,688
       375,000      Johnstown America
                    Industries, Inc., Sr. Sub.
                    Note, 11.75%, 8/15/2005                397,500
       225,000      Johnstown America
                    Industries, Inc., Sr. Sub.
                    Note, 11.75%, 8/15/2005                238,500
     1,075,000      MMI Products, Inc., Sr.
                    Sub. Note, 11.25%,
                    4/15/2007                            1,107,250
       850,000      Neenah Corp., Sr. Sub.
                    Note, 11.125%, 5/1/2007                837,250
       200,000    1 Neenah Corp., Sr. Sub.
                    Note, 11.125%, 5/1/2007                197,000
       500,000      Unifrax Investment Corp.,
                    Sr. Note, 10.50%,
                    11/1/2003                              518,750
     1,275,000      WESCO Distribution, Inc.,
                    Sr. Sub. Note, 9.125%,
                    6/1/2008                             1,239,938
                    TOTAL                                9,154,189
                    LEISURE & ENTERTAINMENT-
                    3.7%
     1,164,000      AMF Group, Inc., Sr. Sub.
                    Disc. Note, 0/12.25%,
                    3/15/2006                              715,860
       500,000      Loews Cineplex
                    Entertainment Corp., Sr.
                    Sub. Note, 8.875%,
                    8/1/2008                               480,000
     1,500,000      Premier Parks, Inc., Sr.
                    Disc. Note, 0/10.00%,
                    4/1/2008                             1,003,125
       250,000      Premier Parks, Inc., Sr.
                    Note, 9.25%, 4/1/2006                  251,875
     1,500,000      Premier Parks, Inc., Sr.
                    Note, 9.75%, 6/15/2007               1,522,500
       850,000      Premier Parks, Inc., Sr.
                    Note, 12.00%, 8/15/2003                911,489
     2,275,000      Regal Cinemas, Inc., Sr.
                    Sub. Note, 9.50%, 6/1/2008           2,149,875
     1,325,000      Six Flags Theme Parks, Sr.
                    Sub. Disc. Note, 12.25%,
                    6/15/2005                            1,484,000
                    TOTAL                                8,518,724
PRINCIPAL
AMOUNT                                                       VALUE
                    CORPORATE BONDS-continued
                    MACHINERY & EQUIPMENT-2.5%
 $     348,000      Alvey Systems, Inc., Sr.
                    Sub. Note, 11.375%,
                    1/31/2003                       $      353,220
       900,000      Clark Material Handling
                    Corp., Sr. Note, 10.75%,
                    11/15/2006                             787,500
       300,000      Columbus McKinnon Corp.,
                    Sr. Sub. Note, 8.50%,
                    4/1/2008                               292,500
       625,000    1 Fairchild Corp., Sr. Sub.
                    Note, 10.75%, 4/15/2009                618,750
       500,000      National Equipment
                    Services, Inc., Sr. Sub.
                    Note, 10.00%, 11/30/2004               510,000
     1,125,000      National Equipment
                    Services, Inc., Sr. Sub.
                    Note, Series C, 10.00%,
                    11/30/2004                           1,147,500
     1,250,000      United Rentals, Inc.,
                    Company Guarantee, 9.25%,
                    1/15/2009                            1,237,500
       850,000    1 United Rentals, Inc., Sr.
                    Sub. Note, 9.00%, 4/1/2009             839,375
                    TOTAL                                5,786,345
                    METALS & MINING-0.9% 1,025,000 1 AEI Holding Co., Inc., Sr.
                    Note, 10.50%, 12/15/2005             1,022,438
     1,000,000    1 AEI Resources, Inc., Sr.
                    Sub. Note, 11.50%,
                    12/15/2006                             987,500
                    TOTAL                                2,009,938
                    OIL & GAS-3.5% 525,000 Chiles Offshore, LLC, Sr.
                    Note, 10.00%, 5/1/2008                 448,875
     1,000,000      Continental Resources,
                    Inc., Sr. Sub. Note,
                    10.25%, 8/1/2008                       737,500
       300,000      DI Industries, Inc., Sr.
                    Note, 8.875%, 7/1/2007                 267,000
     1,125,000   2  Dailey Petroleum Services
                    Corp., Company Guarantee,
                    9.50%, 2/15/2008                       720,000
       750,000      Forcenergy, Inc., Sr. Sub.
                    Note, 8.50%, 2/15/2007                 528,750
       375,000      Forcenergy, Inc., Sr. Sub.
                    Note, 9.50%, 11/1/2006                 264,375
       700,000      Forest Oil Corp., Sr. Sub.
                    Note, 10.50%, 1/15/2006                728,000
       300,000      Nuevo Energy Co., Sr. Sub.
                    Note, 8.875%, 6/1/2008                 292,500
       650,000      Pogo Producing Co., Sr.
                    Sub. Note, Series B,
                    10.375%, 2/15/2009                     679,250
       825,000      Pride Petroleum Services,
                    Inc., Sr. Note, 9.375%,
                    5/1/2007                               820,875
       500,000    1 R&B Falcon Corp., Sr. Note,
                    12.25%, 3/15/2006                      515,000
       500,000      R&B Falcon Corp., Sr. Note,
                    Series B, 6.75%, 4/15/2005             417,500
       450,000    1 RBF Finance Co., Sr. Secd.
                    Note, 11.375%, 3/15/2009               470,250
       400,000      The Houston Exploration
                    Co., Sr. Sub. Note, 8.625%,
                    1/1/2008                               390,000
     1,200,000      Universal Compression
                    Holdings, Inc., Sr. Disc.
                    Note, 0/9.875%, 2/15/2008              759,000
                    TOTAL                                8,038,875
                    PRINTING & PUBLISHING-0.9%
       725,000      Garden State Newspapers,
                    Inc., Sr. Sub. Note, 8.75%,
                    10/1/2009                              706,875
       775,000      Hollinger International
                    Publishing, Inc., Sr. Sub.
                    Note, 9.25%, 3/15/2007                 798,250
       550,000      Ziff-Davis, Inc., Sr. Sub.
                    Note, 8.50%, 5/1/2008                  517,000
                    TOTAL                                2,022,125
PRINCIPAL
AMOUNT                                                       VALUE
                    CORPORATE BONDS-continued
                    RETAILERS-0.2%
 $     525,000      Leslie's Poolmart, Inc.,
                    Sr. Note, 10.375%,
                    7/15/2004                       $      536,813
                    SERVICES-1.3%
       625,000      Coinmach Corp., Sr. Note,
                    11.75%, 11/15/2005                     687,500
     2,000,000      Crown Castle International
                    Corp., Sr. Disc. Note,
                    0/10.375%, 5/15/2011                 1,182,500
       425,000      SITEL Corp., Sr. Sub. Note,
                    9.25%, 3/15/2006                       363,375
       675,000    1 URS Corp., Sr. Sub. Note,
                    12.25%, 5/1/2009                       685,125
                    TOTAL                                2,918,500
                    STEEL-0.8%
       600,000      Metals USA, Inc., Sr. Sub.
                    Note, 8.625%, 2/15/2008                562,500
       500,000      National Steel Corp., 1st
                    Mtg. Bond, 9.875%,
                    3/1/2009                               512,500
       450,000      Ryerson Tull, Inc., Note,
                    8.50%, 7/15/2001                       460,580
       325,000      Ryerson Tull, Inc., Sr.
                    Note, 9.125%, 7/15/2006                341,266
                    TOTAL                                1,876,846
                    SURFACE TRANSPORTATION-
                    2.2%
       650,000      Allied Holdings, Inc., Sr.
                    Note, 8.625%, 10/1/2007                620,750
       700,000    2 AmeriTruck Distribution
                    Corp., Sr. Sub. Note,
                    12.25%, 11/15/2005                      42,000
     1,000,000      Gearbulk Holding Ltd., Sr.
                    Note, 11.25%, 12/1/2004              1,032,500
       550,000    1 Railworks Corp., Sr. Sub.
                    Note, 11.50%, 4/15/2009                554,125
       750,000      Stena AB, Sr. Note, 8.75%,
                    6/15/2007                              688,125
     1,500,000      Stena AB, Sr. Note, 10.50%,
                    12/15/2005                           1,507,500
       300,000      Stena Lines AB, Sr. Note,
                    10.625%, 6/1/2008                      227,250
       725,000    1 The Holt Group, Inc., Sr.
                    Note, 9.75%, 1/15/2006                 482,125
                    TOTAL                                5,154,375
                    TELECOMMUNICATIONS &
                    CELLULAR-21.1%
     1,000,000      American Cellular Corp.,
                    Sr. Note, 10.50%,
                    5/15/2008                            1,030,000
       500,000      Arch Communications, Inc.,
                    Sr. Note, Series B, 12.75%,
                    7/1/2007                               430,000
     1,850,000      Call-Net Enterprises,
                    Inc., Sr. Disc. Note,
                    0/8.94%, 8/15/2008                   1,045,250
     1,500,000      Call-Net Enterprises,
                    Inc., Sr. Disc. Note,
                    0/9.27%, 8/15/2007                     960,000
       850,000      Call-Net Enterprises,
                    Inc., Sr. Disc. Note,
                    0/10.80%, 5/15/2009                    471,750
       850,000    1 Centennial Cellular Corp.,
                    Sr. Sub. Note, 10.75%,
                    12/15/2008                             886,125
       900,000    1 Dolphin Telecom PLC, Sr.
                    Disc. Note, 0/14.00%,
                    5/15/2009                              445,500
       700,000      E.Spire Communications,
                    Inc., Sr. Disc. Note,
                    0/12.75%, 4/1/2006                     367,500
PRINCIPAL
AMOUNT                                                       VALUE
                    CORPORATE BONDS-continued
                    TELECOMMUNICATIONS &
                    CELLULAR-CONTINUED
 $     800,000      Hermes Europe Railtel BV,
                    Sr. Note, 10.375%,
                    1/15/2009                       $      812,000
     1,375,000      Hermes Europe Railtel BV,
                    Sr. Note, 11.50%,
                    8/15/2007                            1,447,188
       375,000      ICG Holdings, Inc., Sr.
                    Disc. Note, 0/12.50%,
                    5/1/2006                               292,654
     1,450,000      ICG Services, Inc., Sr.
                    Disc. Note, 0/9.875%,
                    5/1/2008                               797,848
     1,000,000      IXC Communications, Inc.,
                    Sr. Sub. Note, 9.00%,
                    4/15/2008                              961,250
     1,625,000      Intermedia Communications,
                    Inc., Sr. Disc. Note,
                    0/11.25%, 7/15/2007                  1,178,125
     1,400,000      Intermedia Communications,
                    Inc., Sr. Disc. Note,
                    0/12.50%, 5/15/2006                  1,169,000
     1,250,000      Intermedia Communications,
                    Inc., Series B, Sr. Disc.
                    Note, 0/12.25%, 3/1/2009               715,625
       650,000      Intermedia Communications,
                    Inc., Sr. Note, 8.60%,
                    6/1/2008                               607,750
       450,000      Intermedia Communications,
                    Inc., Sr. Note, 8.875%,
                    11/1/2007                              428,625
     3,250,000      Level 3 Communications,
                    Inc., Sr. Disc. Note,
                    0/10.50%, 12/1/2008                  2,019,063
     3,575,000      Level 3 Communications,
                    Inc., Sr. Note, 9.125%,
                    5/1/2008                             3,543,719
     1,900,000      McLeod, Inc., Sr. Disc.
                    Note, 0/10.50%, 3/1/2007             1,467,750
       375,000      McLeod, Inc., Sr. Note,
                    8.375%, 3/15/2008                      355,313
       400,000      McLeod, Inc., Sr. Note,
                    9.25%, 7/15/2007                       400,000
       375,000      McLeod, Inc., Sr. Note,
                    9.50%, 11/1/2008                       376,875
       850,000      MetroNet Communications
                    Corp., Sr. Disc. Note,
                    0/10.75%, 11/1/2007                    680,000
       800,000      MetroNet Communications
                    Corp., Sr. Note, 12.00%,
                    8/15/2007                              926,000
     1,625,000      MetroNet Escrow Corp., Sr.
                    Disc. Note, 0/9.95%,
                    6/15/2008                            1,210,625
       850,000    1 MetroNet Escrow Corp., Sr.
                    Note, 10.625%, 11/1/2008               962,625
     1,550,000      Millicom International
                    Cellular SA, Sr. Disc.
                    Note, 0/13.50%, 6/1/2006             1,139,250
       350,000      Millicom International
                    Cellular SA, Sr. Disc. Note
                    0/14.63%, 6/1/2006                     259,000
     3,500,000      NEXTEL Communications,
                    Inc., Sr. Disc. Note,
                    0/10.65%, 9/15/2007                  2,572,500
     2,050,000      NEXTEL Communications,
                    Inc., Sr. Disc. Note,
                    0/9.95%, 2/15/2008                   1,419,625
       600,000      NEXTEL International,
                    Inc., Sr. Disc. Note,
                    0/12.125%, 4/15/2008                   305,250
       600,000    1 NEXTEL Partners, Inc., Sr.
                    Disc. Note, 0/14.00%,
                    2/1/2009                               346,500
       950,000      NEXTLINK Communications,
                    Inc., Sr. Disc. Note,
                    0/9.45%, 4/15/2008                     574,750
     2,100,000      NEXTLINK Communications,
                    Inc., Sr. Disc. Note,
                    0/12.25%, 6/1/2009                   1,239,000
     1,000,000      NEXTLINK Communications,
                    Inc., Sr. Note, 9.00%,
                    3/15/2008                              947,500
     1,500,000      Paging Network, Inc., Sr.
                    Sub. Note, 10.00%,
                    10/15/2008                           1,162,500
       800,000      Pathnet, Inc., Unit,
                    12.25%, 4/15/2008                      396,000
       900,000      PSINet, Inc., Sr. Note,
                    10.00%, 2/15/2005                      900,000
       750,000      PSINet, Inc., Sr. Note,
                    11.50%, 11/1/2008                      791,250
     1,375,000      Qwest Communications
                    International, Inc., Sr.
                    Disc. Note, 0/9.47%,
                    10/15/2007                           1,069,063
PRINCIPAL
AMOUNT
OR SHARES                                                    VALUE
                    CORPORATE BONDS-continued
                    TELECOMMUNICATIONS &
                    CELLULAR-CONTINUED
 $     390,000      Qwest Communications
                    International, Inc., Sr.
                    Note, 10.875%, 4/1/2007         $      442,650
       500,000      Qwest Communications
                    International, Inc., Sr.
                    Note, Series B, 7.50%,
                    11/1/2008                              490,000
     1,750,000      Rogers Cantel Mobile,
                    Inc., Sr. Sub. Note, 8.80%,
                    10/1/2007                            1,754,375
       650,000      Telesystem International
                    Wireless, Inc., Sr. Disc.
                    Note, 0/10.50%, 11/1/2007              289,250
     1,525,000      Telesystem International
                    Wireless, Inc., Sr. Disc.
                    Note, 0/13.25%, 6/30/2007              785,375
     1,650,000      Teligent AB, Sr. Disc.
                    Note, 0/11.50%, 3/1/2008             1,014,750
       875,000      Teligent AB, Sr. Note,
                    11.50%, 12/1/2007                      879,375
     1,000,000    1 Tritel PCS, Inc., Sr. Sub.
                    Disc. Note, 0/12.75%,
                    5/15/2009                              550,000
     1,575,000      Triton PCS, Inc., Sr. Disc.
                    Note, 0/11.00%, 5/1/2008             1,023,750
       500,000      US Xchange, LLC, Sr. Note,
                    15.00%, 7/1/2008                       521,250
       350,000      USA Mobile Communications,
                    Inc., Sr. Note, 9.50%,
                    2/1/2004                               285,250
       475,000      Verio, Inc., Sr. Note,
                    11.25%, 12/1/2008                      499,938
       850,000      Viatel, Inc., Unit,
                    0/12.50%, 4/15/2008                    548,250
       825,000      Viatel, Inc., Unit,
                    11.25%, 4/15/2008                      845,625
                    TOTAL                               49,040,186
                    UTILITIES-0.4%
     1,250,000      Niagara Mohawk Power
                    Corp., Sr. Disc. Note,
                    Series H, 0/8.50%,
                    7/1/2010                               939,788
                    TOTAL CORPORATE BONDS
                    (IDENTIFIED COST
                    $223,339,956)                      212,701,146
                    PREFERRED STOCKS-3.5%
                    BANKING-0.1%
        10,000      California Federal
                    Preferred Capital Corp.,
                    REIT Perpetual Pfd. Stock,
                    Series A, $2.28                        262,500
                    BROADCAST RADIO & TV-1.2%
           600      Benedek Communications
                    Corp., Sr. Exchangeable
                    PIK                                    459,000
         2,403      Capstar Broadcasting
                    Corp., Cumulative
                    Exchangeable Pfd. Stock,
                    Series E, 12.625%                      291,923
         6,656      Capstar Broadcasting
                    Partners, Inc., Sr. Pfd.,
                    $12.00                                 773,828
           515      Cumulus Media, Inc.,
                    Cumulative Sr. Red. Pfd.
                    Stk., Series A, $3.44                  570,059
         7,300      Sinclair Broadcast Group,
                    Inc., Cumulative Pfd.,
                    $11.63                                 770,150
                    TOTAL                                2,864,960
                    CABLE TELEVISION-0.4%
           890      Pegasus Communications
                    Corp., Cumulative PIK
                    Pfd., Series A, 12.75%                 921,709
                    FOOD SERVICES-0.1%
         4,013      Nebco Evans Holding Co.,
                    Exchangeable Pfd. Stock                158,501
                    FOREST PRODUCTS-0.1%
         1,750    1 Packaging Corp. of
                    America, Sr. Exchangeable
                    PIK                                    185,063
SHARES                                                       VALUE
                    PREFERRED STOCKS-continued
                    HEALTHCARE-0.1%
         1,961      River Holding Corp., Sr.
                    Exchangeable PIK                $      137,760
                    INDUSTRIAL PRODUCTS &
                    EQUIPMENT-0.1%
           150      Fairfield Manufacturing
                    Co., Inc., Cumulative
                    Exchangeable Pfd. Stock                154,313
            12    1 International Utility
                    Structures, Inc., Unit                  11,550
           100    1 International Utility
                    Structures, Inc., Unit,
                    $13.00                                  98,500
                    TOTAL                                  264,363
                    OIL & GAS-0.1%
           275    1 R&B Falcon Corp., Unit                 280,638
                    PRINTING & PUBLISHING-1.0%
         7,000      Primedia, Inc., Cumulative
                    Pfd., Series D, $10.00                 719,250
         2,000      Primedia, Inc.,
                    Exchangeable Pfd. Stock,
                    Series H, $2.16                        184,000
        14,400      Primedia, Inc., Pfd.,
                    $9.20                                1,432,800
                    TOTAL                                2,336,050
                    TELECOMMUNICATIONS &
                    CELLULAR-0.3%
           589      NEXTEL Communications,
                    Inc., Cumulative PIK Pfd.,
                    Series D, 13.00%                       639,070
           140      NEXTEL Communications,
                    Inc., Exchangeable Pfd.
                    Stock, Series E                        140,700
                    TOTAL                                  779,770
                    TOTAL PREFERRED STOCKS
                    (IDENTIFIED COST
                    $8,288,682)                          8,191,314
                    COMMON STOCKS-0.1%
                    BUSINESS EQUIPMENT &
                    SERVICES-0.0%
           300 1, 2 Electronic Retailing
                    Systems International,
                    Inc., Warrants                           1,500
                    CABLE TELEVISION-0.0%
           200    2 Australis Holdings
                    Property Ltd., Warrants                      0
         1,650    2 Diva Systems Corp.,
                    Warrants                                19,800
           338    2 Pegasus Communications
                    Corp.                                   13,330
           550    2 Pegasus Communications
                    Corp., Warrants                         33,275
         1,175    2 UIH Australia/Pacific,
                    Warrants                                 1,322
           450    2 Wireless One, Inc.,
                    Warrants                                     0
                    TOTAL                                   67,727
                    CHEMICALS & PLASTICS-0.0%
           425    2 Sterling Chemicals
                    Holdings, Inc., Warrants                 6,375
                    METALS & MINING-0.0%
        23,013    2 Royal Oak Mines, Inc.                      230
SHARES OR
PRINCIPAL
AMOUNT                                                       VALUE
                    COMMON STOCKS-continued
                    PRINTING & PUBLISHING-0.0%
            50    2 Affiliated Newspaper
                    Investments, Inc.               $        7,500
                    STEEL-0.0%
           100 1, 2 Bar Technologies, Inc.,
                    Warrants                                 2,000
                    TELECOMMUNICATIONS &
                    CELLULAR-0.1%
           800 1, 2 MetroNet Communications
                    Corp., Warrants                         60,000
           800 1, 2 Pathnet, Inc., Warrants                  8,100
                    TOTAL                                   68,100
                    TOTAL COMMON STOCKS
                    (IDENTIFIED COST $49,823)              153,432
                    REPURCHASE AGREEMENT-4.7% 3
 $  10,955,000      Goldman Sachs Group, LP,
                    5.25%, dated 6/30/1999,
                    due 7/1/1999 (at amortized
                    cost)                               10,955,000
                    TOTAL INVESTMENTS
                    (IDENTIFIED COST
                    $242,633,461) 4                  $ 232,000,892


1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At June 30, 1999, these securities amounted to $29,204,324 which represents 12.6% of net assets.

2 Non-income producing security.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated Funds.

4 The cost of investments for federal tax purposes amounts to $242,633,461. The net unrealized depreciation of investments on a federal tax basis amounts to $10,632,569 which is comprised of $3,046,775 appreciation and $13,679,344 depreciation at June 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($231,515,811) at June 30, 1999.

The following acronyms are used throughout this portfolio:

GTD -Guaranty
PIK -Payment in Kind
REIT -Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at value
(identified and tax cost
$242,633,461)                                  $ 232,000,892
Cash                                                   3,854
Income receivable                                  4,114,182
Other assets                                           4,818
TOTAL ASSETS                                     236,123,746
LIABILITIES:
Payable for investments
purchased                      $ 4,597,397
Income distribution
payable                             10,538
TOTAL LIABILITIES                                  4,607,935
Net assets for 22,537,529
shares outstanding                             $ 231,515,811
NET ASSETS CONSIST OF:
Paid in capital                                $ 233,283,702
Net unrealized
depreciation of
investments                                      (10,632,569)
Accumulated net realized
loss on investments                                 (638,932)
Undistributed net
investment income                                  9,503,610
TOTAL NET ASSETS                               $ 231,515,811
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$231,515,811 / 22,537,529
shares outstanding                                    $10.27


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                    $    478,944
Interest                                       10,150,356
TOTAL INCOME                                   10,629,300
EXPENSES:
Investment advisory fee        $ 664,620
Administrative personnel
and services fee                  77,558
Custodian fees                     7,188
Transfer and dividend
disbursing agent fees and
expenses                          44,733
Directors'/Trustees' fees          1,478
Auditing fees                      6,639
Legal fees                         3,049
Portfolio accounting fees         34,616
Share registration costs          10,960
Printing and postage              19,378
Insurance premiums                 1,194
Miscellaneous                      3,404
TOTAL EXPENSES                   874,817
Net investment income                           9,754,483
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on
investments                                      (521,627)
Net change in unrealized
depreciation of
investments                                    (3,585,334)
Net realized and
unrealized loss on
investments                                    (4,106,961)
Change in net assets
resulting from operations                    $  5,647,522


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

                                      SIX MONTHS
                                           ENDED
                                     (unaudited)          YEAR ENDED
                                        JUNE 30,        DECEMBER 31,
                                            1999                1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income            $     9,754,483       $  16,803,523
Net realized gain (loss) on
investments ($(521,627)
and $1,457,218,
respectively, as computed
for federal tax purposes)               (521,627)          1,535,155
Net change in unrealized
depreciation                          (3,585,334)        (13,361,235)
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS              5,647,522           4,977,443
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                    (17,122,309)         (4,060,123)
Distributions from net
realized gains                        (1,467,973)         (1,101,291)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                      (18,590,282)         (5,161,414)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                               103,478,193         140,016,075
Net asset value of shares
issued to shareholders in
payment of
distributions declared                18,581,140           5,161,412
Cost of shares redeemed              (89,890,998)        (88,866,908)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                          32,168,335          56,310,579
Change in net assets                  19,225,575          56,126,608
NET ASSETS:
Beginning of period                  212,290,236         156,163,628
End of period (including
undistributed net
investment income of
$9,503,610 and
$16,871,436, respectively)       $   231,515,811       $ 212,290,236


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               SIX MONTHS
                                    ENDED
                              (unaudited)
                                 JUNE 30,                            YEAR ENDED DECEMBER 31,
                                     1999           1998          1997          1996          1995         1994 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $10.92         $10.95        $10.24       $  9.79       $  8.87       $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                0.42           0.87          0.88          0.88          0.85         0.75
Net realized and
unrealized gain (loss) on
investments                         (0.14)         (0.57)         0.48          0.45          0.89        (1.12)
TOTAL FROM INVESTMENT
OPERATIONS                           0.28           0.30          1.36          1.33          1.74        (0.37)
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.86)         (0.26)        (0.61)        (0.88)        (0.82)       (0.75)
Distributions in excess of
net investment income 2                 -              -             -             -             -        (0.01)
Distributions from net
realized gain on
investments                         (0.07)         (0.07)        (0.04)            -             -            -
TOTAL DISTRIBUTIONS                 (0.93)         (0.33)        (0.65)        (0.88)        (0.82)       (0.76)
NET ASSET VALUE, END OF
PERIOD                             $10.27         $10.92        $10.95        $10.24       $  9.79       $ 8.87
TOTAL RETURN 3                       2.61%          2.70%        13.83%        14.31%        20.38%       (3.73%)

RATIOS TO AVERAGE NET
ASSETS:
Expenses 4                           0.79% 5        0.78%         0.89%         1.39%         4.20%       10.42% 5
Net investment income 4              8.81% 5        9.01%         8.61%         8.64%         5.87%       (0.90)% 5
Expenses (after waivers/
reimbursements)                      0.79% 5        0.78%         0.80%         0.80%         0.80%        0.41% 5
Net investment income
(after
waivers/reimbursements)              8.81% 5        9.01%         8.70%         9.23%         9.27%        9.11% 5
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                    $231,516       $212,290      $156,164       $66,043       $20,165       $1,457
Portfolio turnover                     11%            27%           52%           51%           48%          18%


1 Reflects operations for the period from February 2, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (the start of business) to February 1, 1994, the fund had no public investment.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived or reimbursed. If such waivers or reimbursements had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective is to seek high current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed corporate bonds, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                               SIX MONTHS
                                    ENDED        YEAR ENDED
                                 JUNE 30,      DECEMBER 31,
                                     1999              1998
Shares sold                     9,716,305        12,858,666
Shares issued to
shareholders in payment of
distributions declared          1,803,983           469,646
Shares redeemed                (8,425,858)       (8,146,880)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              3,094,430         5,181,432


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntary choose to waive any portion of its fee. The Adviser can modify of terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 1999, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee in based on the level of the Trust's average daily net assets for the period, plus out of pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses and/or start-up administrative service expenses of $47,820 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and were completely amortized over the five-year period following the Fund's effective date.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1999, were as follows:

Purchases     $ 46,690,759
Sales         $ 24,217,360

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager
SEMI-ANNUAL REPORT

Federated High Income Bond Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 1999

[Graphic]
Federated
Federated High Income Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 313916306
G00433-02 (8/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated International Equity Fund II.

The report covers the six-month period from January 1, 1999 through June 30, 1999. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings as well as its financial statements.

This international stock fund is managed for capital appreciation by investing in large, successful corporations outside the United States. 1 At the end of the reporting period, the fund's $55-million portfolio was invested in 25 countries across more than 150 stocks. The fund's largest positions were in Japan, which represented 27.8% of the portfolio, and the United Kingdom, which represented 13.9% of the portfolio.

During the six-month reporting period, the fund produced a total return of 6.55%. 2 Contributing to the total return were distributions from capital gains totaling $0.45 per share and a net asset value increase of $0.54.

Thank you for joining the growing number of shareholders who are participating in the opportunities of international stocks through the diversification and professional management of Federated International Equity Fund II.

As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

August 15, 1999

1 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

Investment Review

We finally began to see investors focus again on emerging markets and Japan after a notable period of underperformance. This turnaround was attributable to investor optimism that the "Asian Crisis" is finally over. This rally, however, came at the expense of the markets in western Europe. Concerns over economic slowdown, a weak euro currency, and fund outflows were factors.

The year-to-date performance ended June 30, 1999 for the fund stood at 6.55%. 1 This return was greater than the 3.24% return of the Morgan Stanley Capital International Europe, Australia, and Far East Index2 for the same reporting period.

The fund's outperformance was mainly due to our investment discipline, which is driven by security selection. We believe that careful security selection offers the best potential for superior long-term investment returns. We are looking for well positioned companies with strong bottom line growth, which are trading at reasonable valuations. To this end, the fund was well positioned when the Japanese equity market began to rally. Moreover, positions in the telecommunications and media sectors in western Europe continued to pay dividends.

Finally, some of our top holdings include the following.

Our position in SOFTBANK, a leading Japanese based software and media company, holds great potential given the likely turnaround in the Japanese economy.

In addition, NORTEL NETWORKS CORP., a leading provider of global high-capacity data networks for telephone and the internet, has done exceptionally well. The company is well positioned to take advantage of the growth in telephone, internet protocol, and wireline and wireless networking worldwide.

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

2 The Morgan Stanley Capital International Europe, Australia, and Far East Index is a market capitalization-weighted foreign securities index widely used to measure the performance of the European, Australian, New Zealand, and Far Eastern stock markets. This index is unmanaged, and investments cannot be made in an index.

Portfolio of Investments

JUNE 30, 1999 (UNAUDITED)

                                                                          VALUE IN
SHARES                                                                U.S. DOLLARS
          COMMON STOCKS-97.5%
          AUSTRALIA-1.9%
          BANKING-0.5%
 38,000   Australia & New Zealand Banking Group Ltd., Melbourne     $      279,057
          BROADCASTING & PUBLISHING-0.5%
 44,697   Publishing and Broadcasting Ltd.                                 294,583
          TELECOMMUNICATIONS-0.9%
217,041 1 Cable & Wireless Optus Ltd.                                      493,554
          TOTAL AUSTRALIA                                                1,067,194
          BELGIUM-1.1%
          TELECOMMUNICATIONS-1.1%
  7,650 1 Global TeleSystems Group, Inc.                                   619,650
    196   Telinfo SA                                                             2
          TOTAL                                                            619,652
          BRAZIL-1.4%
          TELECOMMUNICATIONS-1.4%
 16,700   Tele Norte Leste Participacoes SA, ADR                           309,994
 18,550   Telesp Celular Participacoes SA, ADR                             496,213
          TOTAL                                                            806,207
          CANADA-7.5%
          BEVERAGE & TOBACCO-0.4%
 13,000   Molson Co. Ltd., Class A                                         235,722
          ELECTRICAL & ELECTRONICS-1.4%
  6,750   Nortel Networks Corp.                                            577,589
  9,800 1 Research in Motion Ltd.                                          196,666
          TOTAL                                                            774,255
          ELECTRONIC COMPONENTS, INSTRUMENTS-1.0%
 13,300 1 Celestica, Inc.                                                  576,056
          FOREST PRODUCTS & PAPER-1.0%
 74,000 1 International Forest Products Ltd., Class A                      281,426
 42,200   Nexfor, Inc.                                                     260,795
          TOTAL                                                            542,221
                                                                          VALUE IN
SHARES                                                                U.S. DOLLARS
          COMMON STOCKS-continued
          CANADA-continued
          HEALTH & PERSONAL CARE-1.1%
 12,728 1 TLC The Laser Center, Inc.                               $       605,990
          LEISURE & TOURISM-0.6%
  7,500 1 Four Seasons Hotels, Inc.                                        327,504
          TELECOMMUNICATIONS-2.0%
 12,600   Teleglobe, Inc.                                                  372,652
 42,000 1 Telesystem International Wireless, Inc.                          762,988
          TOTAL                                                          1,135,640
          TOTAL CANADA                                                   4,197,388
          DENMARK-0.4%
          BUSINESS & PUBLIC SERVICES-0.4%
  2,500 1 Falck A/S                                                        199,315
          FINLAND-1.1%
          AUTOMOBILE-0.4%
  6,650   Nokian Renkaat                                                   205,655
          BANKING-0.4%
 47,000   Merita Ltd., Class A                                             266,959
          LEISURE & TOURISM-0.3%
 20,000 1 Rapala Normark Corp.                                             141,226
          TOTAL FINLAND                                                    613,840
          FRANCE-11.8%
          AEROSPACE & MILITARY TECHNOLOGY-1.0%
 15,500   Thompson CSF                                                     538,465
          BANKING-0.9%
  3,946   Dexia France                                                     527,992
          BEVERAGE & TOBACCO-1.0%
  3,900   Pernod-Ricard                                                    261,321
 16,000   Remy Cointreau SA                                                310,245
          TOTAL                                                            571,566
                                                                          VALUE IN
SHARES                                                                U.S. DOLLARS
          COMMON STOCKS-continued
          FRANCE-continued
          BROADCASTING & PUBLISHING-1.6%
  2,519   M6 Metropole Television                                  $       529,470
  1,500   Societe Television Francaise 1                                   349,458
          TOTAL                                                            878,928
          BUSINESS & PUBLIC SERVICES-2.4%
337,300 1 Eurotunnel SA                                                    497,219
 10,500   Vivendi                                                          850,220
          TOTAL                                                          1,347,439
          CONSTRUCTION & HOUSING-1.6%
  3,397   Bouygues                                                         897,511
  3,397   Bouygues, Rights                                                   9,035
          TOTAL                                                            906,546
          DATA PROCESSING & REPRODUCTION-0.4%
 24,750   Bull SA                                                          212,783
          ELECTRICAL & ELECTRONICS-1.1%
  2,150   Alcatel                                                          302,529
  1,100   Labinal                                                          291,195
          TOTAL                                                            593,724
          HEALTH & PERSONAL CARE-0.6%
  1,080   Essilor International                                            337,447
          LEISURE & TOURISM-1.2%
  2,600   Club Mediterranee                                                275,794
  3,900 1 Infogrames Entertainment                                         251,270
  1,990   Societe du Louvre                                                145,546
          TOTAL                                                            672,610
          TOTAL FRANCE                                                   6,587,500
          GERMANY-7.0%
          BROADCASTING & PUBLISHING-0.5%
  4,192 1 Kinowelt Medien AG                                               304,653
          BUSINESS & PUBLIC SERVICES-0.5%
  1,210   Intershop Communications AG                                      291,251
          CHEMICALS-0.5%
  6,300   Bayer AG                                                         262,372
                                                                          VALUE IN
SHARES                                                                U.S. DOLLARS
          COMMON STOCKS-continued
          GERMANY-continued
          ELECTRICAL & ELECTRONICS-1.0%
  6,900   Siemens AG                                               $       532,042
          ELECTRONIC COMPONENTS, INSTRUMENTS-0.5%
  5,328   SER Systeme AG                                                   305,925
          FINANCIAL SERVICES-0.4%
  3,030 1 Consors Discount Broker AG                                       230,981
          MULTI-INDUSTRY-1.6%
  5,829   Mannesmann AG                                                    870,078
          TELECOMMUNICATIONS-1.8%
  7,770   MobilCom AG                                                      695,243
  8,450 1 Telegate AG                                                      287,453
          TOTAL                                                            982,696
          WHOLESALE & INTERNATIONAL TRADE-0.2%
    500 1 Medion AG                                                        141,742
          TOTAL GERMANY                                                  3,921,740
          GREECE-2.0%
          BANKING-1.1%
  4,890   Commercial Bank of Greece                                        349,252
  8,400   Piraeus Bank SA                                                  242,374
          TOTAL                                                            591,626
          BROADCASTING & PUBLISHING-0.5%
 10,200   Lambrakis Media Group                                            258,250
          TELECOMMUNICATIONS-0.4%
 13,460   Tiletypos SA                                                     239,001
          TOTAL GREECE                                                   1,088,877
          HONG KONG-2.2%
          INSURANCE-0.1%
 80,000   Pacific Century Insurance                                         64,754
          MULTI-INDUSTRY-0.7%
266,000   Wheelock & Co. Ltd.                                              365,130
          REAL ESTATE-0.1%
168,000   Midland Realty Holdings                                           24,252
                                                                          VALUE IN
SHARES                                                                U.S. DOLLARS
          COMMON STOCKS-continued
          HONG KONG-continued
          TELECOMMUNICATIONS-1.3%
209,500   Smartone Telecommunications                              $       745,263
          TOTAL HONG KONG                                                1,199,399
          INDONESIA-1.0%
          BUILDING MATERIALS & COMPONENTS-0.6%
151,000   Semen Gresik                                                     327,076
          TELECOMMUNICATIONS-0.4%
126,000   Indosat                                                          240,173
          TOTAL INDONESIA                                                  567,249
          IRELAND-1.0%
          HEALTH & PERSONAL CARE-0.9%
 25,900 1 ICON PLC, ADR                                                    508,287
          TRANSPORTATION - AIRLINES-0.1%
  1,000 1 Ryanair Holdings PLC, ADR                                         53,000
          TOTAL IRELAND                                                    561,287
          ITALY-2.1%
          AUTOMOBILE-0.5%
 11,700   Pininfarina SPA                                                  261,723
          BROADCASTING & PUBLISHING-1.3%
 87,825   Class Editori SPA                                                701,642
          HEALTH & PERSONAL CARE-0.3%
 11,600   Luxottica Group SPA, ADR                                         180,525
          TOTAL ITALY                                                    1,143,890
          JAPAN-27.8%
          APPLIANCES & HOUSEHOLD DURABLES-5.1%
  9,800   Aiwa Co. Ltd.                                                    324,047
 11,000   Matsushita Kotobuk Electric                                      310,986
103,000   Sanyo Electric Co.                                               418,914
 25,000   Sharp Corp.                                                      295,528
 13,600   Sony Corp.                                                     1,467,141
          TOTAL                                                          2,816,616
                                                                          VALUE IN
SHARES                                                                U.S. DOLLARS
          COMMON STOCKS-continued
          JAPAN-continued
          BROADCASTING & PUBLISHING-0.5%
  6,000   Nippon Broadcasting System                               $       297,594
          BUILDING MATERIALS & COMPONENTS-0.9%
 41,000   Inax Corp.                                                       250,467
 34,000   Sumitomo Forestry                                                264,760
          TOTAL                                                            515,227
          BUSINESS & PUBLIC SERVICES-1.3%
 10,400   Asatsu, Inc.                                                     275,110
 22,100   Capcom Co. Ltd.                                                  468,600
          TOTAL                                                            743,710
          DATA PROCESSING & REPRODUCTION-0.6%
 16,000   Fujitsu Ltd.                                                     322,063
          ELECTRICAL & ELECTRONICS-1.3%
 31,000   Hitachi Ltd.                                                     290,857
 35,000   NEC Corp.                                                        435,439
          TOTAL                                                            726,296
          ELECTRONIC COMPONENTS, INSTRUMENTS-6.6%
  6,500   Advantest                                                        714,640
  2,000   Keyence Corp.                                                    350,169
 20,000   Nikon Corp.                                                      327,354
 22,000   Olympus Optical Co.                                              325,353
  5,000   Rohm Co.                                                         783,252
 16,300   Square Company Ltd.                                              587,484
 17,000   Taiyo Yuden Co.                                                  279,094
  4,300   Union Tool                                                       319,914
          TOTAL                                                          3,687,260
          FINANCIAL SERVICES-1.7%
  8,100   Mycal Card, Inc.                                                 368,273
 49,000   Nikko Securities Co. Ltd.                                        316,351
112,000   Wako Securities Co. Ltd.                                         248,128
          TOTAL                                                            932,752
                                                                          VALUE IN
SHARES                                                                U.S. DOLLARS
          COMMON STOCKS-continued
          JAPAN-continued
          FOOD & HOUSEHOLD PRODUCTS-0.9%
 11,000   Kao Corp.                                                $       309,168
 14,000   Tenma                                                            183,087
          TOTAL                                                            492,255
          HEALTH & PERSONAL CARE-1.0%
 11,000   Kyorin Pharmaceutical Co.                                        273,704
  6,000   Takeda Chemical Industries                                       278,251
          TOTAL                                                            551,955
          INDUSTRIAL COMPONENTS-0.9%
 72,000   Furukawa Electric                                                330,330
 26,000   Nippon Conlux Co. Ltd.                                           139,919
          TOTAL                                                            470,249
          LEISURE & TOURISM-1.2%
  7,900   Enix Corp.                                                       344,813
 12,500   Namco                                                            335,827
          TOTAL                                                            680,640
          MACHINERY & ENGINEERING-1.8%
 23,000   Ebara Corp.                                                      273,597
 18,000   Fujitec Co.                                                      170,670
 26,600   Shinkawa                                                         576,110
          TOTAL                                                          1,020,377
          MERCHANDISING-1.9%
  6,100   Paris Miki, Inc.                                                 332,810
 12,500   Shimachu Co.                                                     276,928
  5,300   Shimamura Co. Ltd.                                               449,078
          TOTAL                                                          1,058,816
          RECREATION, OTHER CONSUMER GOODS-0.5%
 37,000   Casio Computer Co.                                               281,392
                                                                          VALUE IN
SHARES                                                                U.S. DOLLARS
          COMMON STOCKS-continued
          JAPAN-continued
          WHOLESALE & INTERNATIONAL TRADE-1.6%
  9,000   Paltek Corp.                                             $       354,137
  2,600   Softbank Corp.                                                   526,792
          TOTAL                                                            880,929
          TOTAL JAPAN                                                   15,478,131
          LUXEMBOURG-1.0%
          BROADCASTING & PUBLISHING-1.0%
  3,737 1 Societe Europeenne des Satellites                                542,209
          MEXICO-0.6%
          BROADCASTING & PUBLISHING-0.6%
  7,000   Grupo Televisa SA, GDR                                           313,688
          NETHERLANDS-5.0%
          BUSINESS & PUBLIC SERVICES-0.9%
 21,000   TNT Post Group NV                                                501,148
          ELECTRONIC COMPONENTS, INSTRUMENTS-0.5%
  5,100 1 ASM Lithography Holding NV, ADR                                  302,813
          FINANCIAL SERVICES-1.0%
  9,850   ING Groep NV                                                     533,078
          FOOD & HOUSEHOLD PRODUCTS-0.7%
  7,400   Benckiser NV                                                     394,764
          TELECOMMUNICATIONS-1.9%
  6,963 1 Equant NV, ADR                                                   655,392
  7,367 1 United Pan-Europe Communications NV, ADR                         407,027
          TOTAL                                                          1,062,419
          TOTAL NETHERLANDS                                              2,794,222
          NORWAY-0.1%
          BROADCASTING & PUBLISHING-0.1%
  4,531   Schibsted ASA                                                     50,884
          POLAND-0.8%
          MULTI-INDUSTRY-0.8%
 30,100   Elektrim Spolka Akcyina SA                                       425,455
                                                                          VALUE IN
SHARES                                                                U.S. DOLLARS
          COMMON STOCKS-continued
          SINGAPORE-1.9%
          BEVERAGE & TOBACCO-0.5%
 62,000   Fraser and Neave Ltd.                                    $       275,029
          BROADCASTING & PUBLISHING-0.6%
 19,000   Singapore Press Holdings Ltd.                                    323,737
          ELECTRONIC COMPONENTS, INSTRUMENTS-0.5%
180,000   Clipsal Industries Ltd.                                          279,000
          FINANCIAL SERVICES-0.3%
214,300   Kim Eng Holdings Ltd.                                            200,198
          TOTAL SINGAPORE                                                1,077,964
          SWEDEN-1.8%
          DATA PROCESSING & REPRODUCTION-1.0%
 26,102 1 Modern Times Group MTB AB, Class B                               567,301
          HEALTH & PERSONAL CARE-0.1%
  4,300   Gambro AB, Class B                                                43,309
          TELECOMMUNICATIONS-0.7%
148,591 1 Societe Europeenne de Communication SA, Class B, ADR             411,343
          TOTAL SWEDEN                                                   1,021,953
          SWITZERLAND-1.5%
          BUSINESS & PUBLIC SERVICES-1.0%
    995   Publicitas Holding SA                                            543,856
          INSURANCE-0.4%
    365   Zurich Allied AG                                                 207,485
          RECREATION, OTHER CONSUMER GOODS-0.1%
    620   The Swatch Group AG                                               88,509
          TOTAL SWITZERLAND                                                839,850
          THAILAND-1.3%
          BROADCASTING & PUBLISHING-0.5%
 44,000   BEC World Public Company Ltd.                                    272,054
          ELECTRONIC COMPONENTS, INSTRUMENTS-0.4%
 69,600   Hana Microelectronics Co. Ltd.                                   207,620
          TRANSPORTATION - AIRLINES-0.4%
130,600   Thai Airways International Ltd.                                  246,148
          TOTAL THAILAND                                                   725,822
                                                                          VALUE IN
SHARES                                                                U.S. DOLLARS
          COMMON STOCKS-continued
          UNITED KINGDOM-13.9%
          BANKING-1.0%
  8,750   Barclays PLC                                             $       254,466
 15,000   National Westminster Bank PLC, London                            318,008
          TOTAL                                                            572,474
          BEVERAGE & TOBACCO-0.5%
 26,500   Allied Domecq PLC                                                254,801
          BUSINESS & PUBLIC SERVICES-3.1%
  7,000 1 Eidos PLC                                                        231,157
 31,600 1 Future Networks PLC                                              209,200
 15,250   Logica PLC                                                       160,404
 38,100   Reuters Group PLC                                                501,160
  1,200   Sage Group PLC                                                    42,653
 45,000   Securicor PLC                                                    396,151
 21,490   Sema Group PLC                                                   206,798
          TOTAL                                                          1,747,523
          ELECTRONIC COMPONENTS, INSTRUMENTS-1.0%
 10,600 1 ARM Holdings PLC, ADR                                            369,675
 17,173 1 Baltimore Technologies PLC                                       196,250
          TOTAL                                                            565,925
          HEALTH & PERSONAL CARE-1.5%
 43,500   Shire Pharmaceuticals Group PLC                                  362,719
 38,599   Smithkline Beecham Corp.                                         501,944
          TOTAL                                                            864,663
          INSURANCE-1.4%
 51,700   Prudential Corp. PLC                                             761,951
          MERCHANDISING-1.5%
181,600   Electronics Boutique PLC                                         266,210
 56,500   Sainsbury (J) PLC                                                356,233
 22,400   Smith, W.H. Group PLC                                            215,202
          TOTAL                                                            837,645
          TELECOMMUNICATIONS-3.9%
 19,200   British Telecommunication PLC                                    321,404
 71,410 1 Cable & Wireless Communications PLC                              686,616
 13,888 1 COLT Telecom Group PLC                                           290,712
                                                                          VALUE IN
SHARES                                                                U.S. DOLLARS
          COMMON STOCKS-continued
          UNITED KINGDOM-continued
 20,639 1 Energis PLC, ADR                                         $       493,189
 79,800 1 TeleWest Communications PLC                                      357,543
          TOTAL                                                          2,149,464
          TOTAL UNITED KINGDOM                                           7,754,446
          UNITED STATES-1.3%
          BROADCASTING & PUBLISHING-0.5%
  2,995 1 NTL, Inc.                                                        258,132
          ELECTRONIC COMPONENTS, INSTRUMENTS-0.8%
  2,840 1 Uniphase Corp.                                                   471,440
          TOTAL UNITED STATES                                              729,572
          TOTAL COMMON STOCKS (IDENTIFIED COST $47,884,209)             54,327,734
          PREFERRED STOCKS-1.9%
          AUSTRALIA-1.0%
          LEISURE & TOURISM-1.0%
367,600   Village Roadshow Ltd.                                            549,184
          BRAZIL-0.4%
          METALS - STEEL-0.4%
 62,400   Usinas Siderurgicas de Minas Gerais SA, Preference               210,056
          GERMANY-0.5%
          HEALTH & PERSONAL CARE-0.5%
    430   Wella AG, Vorzugsaktien                                          312,500
          TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,048,314)            1,071,740
          TOTAL INVESTMENTS (IDENTIFIED COST $48,932,523) 2         $   55,399,474


1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $48,932,523. The net unrealized appreciation of investments on a federal tax basis amounts to $6,466,951 which is comprised of $7,898,318 appreciation and $1,431,367 depreciation at June 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($55,711,633) at June 30, 1999.

The following acronyms are used throughout this portfolio:

ADR -American Depositary Receipt
AG -Aktiengsellschaft
GDR -Global Depositary Receipt
SA -Support Agreement
SPA -Standby Purchase Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at value
(identified and tax cost
$48,932,523)                                    $ 55,399,474
Cash denominated in
foreign currencies                                   218,833
Income receivable                                    119,558
Receivable for investments
sold                                               2,322,707
Deferred organizational
costs                                                  3,391
TOTAL ASSETS                                      58,063,963
LIABILITIES:
Payable for investments
purchased                       $ 2,300,332
Payable for taxes withheld            8,034
Accrued expenses                     43,964
TOTAL LIABILITIES                                  2,352,330
Net assets for 3,497,632
shares outstanding                              $ 55,711,633
NET ASSETS CONSIST OF:
Paid in capital                                 $ 41,573,858
Net unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                           6,469,551
Accumulated net realized
gain on investments and
foreign currency
transactions                                       7,695,871
Accumulated net investment
loss                                                 (27,647)
TOTAL NET ASSETS                                $ 55,711,633
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$55,711,633 / 3,497,632
shares outstanding                                    $15.93


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $55,053)                       $    395,404
Interest                                               19,352
TOTAL INCOME                                          414,756
EXPENSES:
Investment advisory fee         $  270,737
Administrative personnel
and services fee                    61,986
Custodian fees                      51,557
Transfer and dividend
disbursing agent fees and
expenses                            14,223
Directors'/Trustees' fees            1,137
Auditing fees                        6,774
Legal fees                           1,295
Portfolio accounting fees           29,215
Share registration costs               427
Printing and postage                14,737
Insurance premiums                     754
Miscellaneous                        3,967
TOTAL EXPENSES                     456,809
WAIVER:
Waiver of investment
advisory fee                      (117,195)
Net expenses                                          339,614
Net investment income                                  75,142
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
Net realized gain on
investments and foreign
currency transactions                               7,737,017
Net change in unrealized
appreciation
(depreciation) of
investments and
translation of assets and
liabilities in foreign
currency                                           (4,401,058)
Net realized and
unrealized gain (loss) on
investments and
foreign currency                                    3,335,959
Change in net assets
resulting from operations                        $  3,411,101


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

                                   SIX MONTHS
                                        ENDED
                                  (unaudited)           YEAR ENDED
                                     JUNE 30,         DECEMBER 31,
                                         1999                 1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $      75,142       $       88,913
Net realized gain on investments and foreign currency transactions ($7,737,017 and $1,540,107, respectively, as computed for federal
tax purposes)                       7,737,017            1,278,750
Net change in unrealized
appreciation/depreciation
of investments
and translation of assets
and liabilities in foreign
currency                           (4,401,058)           7,701,983
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS           3,411,101            9,069,646
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
realized gains on
investments and foreign
currency transactions              (1,537,970)             (52,079)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              4,317,976           12,872,900
Net asset value of shares
issued to shareholders in
payment of
distributions declared              1,537,968               52,079
Cost of shares redeemed            (4,325,800)          (6,209,145)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        1,530,144            6,715,834
Change in net assets                3,403,275           15,733,401
NET ASSETS:
Beginning of period                52,308,358           36,574,957
End of period                   $  55,711,633       $   52,308,358


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               SIX MONTHS
                                    ENDED
                              (unaudited)
                                 JUNE 30,                    YEAR ENDED DECEMBER 31,
                                     1999           1998         1997         1996        1995 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $15.39         $12.27       $11.16       $10.35      $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                0.02           0.03 2       0.07         0.11 2      0.07
Net realized and
unrealized gain on
investments and foreign
currency transactions                0.97           3.11         1.05         0.75        0.28
TOTAL FROM INVESTMENT
OPERATIONS                           0.99           3.14         1.12         0.86        0.35
LESS DISTRIBUTIONS:
Distributions from net
investment income                       -              -        (0.01)       (0.05)          -
Distributions from net
realized gain on
investments and foreign
currency transactions               (0.45)         (0.02)           -            -           -
TOTAL DISTRIBUTIONS                 (0.45)         (0.02)       (0.01)       (0.05)          -
NET ASSET VALUE, END OF
PERIOD                             $15.93         $15.39       $12.27       $11.16      $10.35
TOTAL RETURN 3                       6.55%         25.57%       10.08%        8.32%       3.50%

RATIOS TO AVERAGE NET
ASSETS:
Expenses 4                           1.68% 5        1.72%        2.21%        4.30%      12.64% 5
Net investment income 4             (0.15%) 5      (0.28%)      (0.22%)      (2.16%)     (9.79%) 5
Expenses (after waivers)             1.25% 5        1.25%        1.23%        1.25%       1.22% 5
Net investment income
(after waivers)                      0.28% 5        0.19%        0.76%        0.89%       1.63% 5
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                     $55,712        $52,308      $36,575      $17,752      $4,760
Portfolio turnover                    174%           247%         179%         103%         34%


1 Reflects operations for the period from May 8, 1995 (date of initial public investment) to December 31, 1995.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated International Equity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to obtain a total return on its assets.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investment in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At June 30, 1999, the Fund had no outstanding foreign currency commitments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities: sales and maturities of short-term securities; sales of FCs; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books; and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                               SIX MONTHS
                                    ENDED        YEAR ENDED
                                 JUNE 30,      DECEMBER 31,
                                     1999              1998
Shares sold                       272,082           852,526
Shares issued to
shareholders in payment of
distributions declared             99,868             3,497
Shares redeemed                  (272,207)         (438,984)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                 99,743           417,039


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 1999, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $15,465 were borne initially by the Adviser. The Fund reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the period ended June 30, 1999, the Fund amortized $2,208 of organizational expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1999, were as follows:

Purchases     $ 92,925,228
Sales         $ 92,178,494

RISKS OF FOREIGN INVESTING

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager
SEMI-ANNUAL REPORT

Federated International Equity Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 1999

[Graphic]
Federated
Federated International Equity Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 313916603
G00433-06 (8/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Prime Money Fund II.

The report covers the six-month period from January 1, 1999 through June 30, 1999. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings and financial statements.

This high-quality money market mutual fund keeps your ready cash pursuing daily income while keeping your principal stable 1 and you have convenient, daily access to your money.

To provide a competitive daily yield, the fund invests in a diversified portfolio of high-quality money market securities. At the end of the reporting period, the portfolio was invested in commercial paper (63.7%), variable rate notes (12.9%), loan participation notes (9.2%), short-term notes (5.4%), repurchase agreements (5.3%), municipal bonds (1.3%), and certificates of deposit (2.3%).

During the reporting period, the fund paid a total of $0.02 per share in dividends to shareholders while maintaining a stable $1.00 share price. On June 30, 1999, net assets reached $132.8 million.

Thank you for choosing Federated Prime Money Fund II to put your cash to work pursuing income every day. We will continue to keep you up to date on your investment, and welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
August 15, 1999

1 An investment in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Federated Prime Money Fund II invests in a portfolio of high quality fixed income securities maturing in 397 days or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the first half of 1999, we started to see the Federal Reserve Board unwind the 75 basis points of easing that occurred at the end of 1998. The combination of strong domestic growth, tight labor markets and rising labor costs led to a 25 basis point increase in the Federal Funds rate on June 30, 1999. Continued reports of strong U.S. growth as well as signs of economic acceleration outside of the U.S. could put continued pressure on bond yields.

Market interest rates should continue to trade up throughout the second half of 1999. The 30-day commercial paper rate began 1999 at 4.90% and traded as low as 4.78% on April 30, 1999. Thirty-day commercial paper ended the period at 5.14% on June 30, 1999. Ninety-day commercial paper rates were 4.85% on January 1, and ended at a 5.18% on June 30, 1999.

The target average maturity range for Federated Prime Money Market Fund II remained in the 45-55 day target range for the entire reporting period. In structuring the fund, there is continued emphasis placed on positioning 30- 35% of the fund's core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-month reporting period ended June 30, 1999, the net assets of the fund increased from $103.1 to $132.8 million while the 7- day net yield decreased from 4.53% to 4.38%. 1 The effective average maturity of the fund on June 30, 1999, was 49 days.

1 Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. Performance information does not reflect the charges or expenses of a variable annuity or variable life insurance contract.

Portfolio of Investments

JUNE 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                   VALUE
                SHORT-TERM NOTES-5.4%
                FINANCE-AUTOMOTIVE-0.2%
  $   196,647   Honda Auto Receivables
                1999-1 Owner Trust, Class
                A-1, 4.974%, 2/15/2000           $     196,647
                FINANCE-COMMERCIAL-3.4%
    4,500,000   Beta Finance, Inc., 5.010%
                - 5.200%, 11/25/2000 -
                5/4/2000                             4,499,921
                FINANCE-EQUIPMENT-1.4%
       88,025   Copelco Capital Funding
                Trust 1998-A, Class A-1,
                5.680%, 8/15/1999                       88,025
      908,972   Green Tree Lease Finance
                LLC 1998-1, Class A1,
                5.201%, 1/20/2000                      908,972
      836,871   Navistar Financial 1999-A
                Owner Trust, Class A-1,
                5.002%, 6/15/2000                      836,871
                TOTAL                                1,833,868
                INSURANCE-0.4%
      589,992   Americredit Automobile
                Receivables Trust 1999-A,
                Class A1, (Insured by FSA),
                4.980%, 3/12/2000                      589,992
                TOTAL SHORT-TERM NOTES               7,120,428
                CERTIFICATES OF DEPOSIT-
                2.3%
                BANKING-2.3%
    1,000,000   Canadian Imperial Bank of
                Commerce, 5.030%,
                1/27/2000                              999,832
    1,000,000   Commerzbank AG, Frankfurt,
                5.250%, 3/9/2000                       999,884
    1,000,000   UBS AG, 4.939%, 1/13/2000            1,000,407
                TOTAL CERTIFICATES OF
                DEPOSIT                              3,000,123
                COMMERCIAL PAPER-63.7%
                BANKING-16.4%
    5,000,000   Abbey National N.A. Corp.,
                (Guaranteed by Abbey
                National Bank PLC,
                London), 5.139%,
                11/26/1999                           4,898,250
    6,000,000   Fountain Square Commercial
                Funding Corp., (Fifth
                Third Bank, Cincinnati
                Support Agreement), 5.091%
                - 5.169%, 7/14/1999 -
                9/20/1999                            5,979,371
    5,000,000   PNC Funding Corp.,
                (Guaranteed by PNC Bank
                Corp.), 5.010%, 8/4/1999             4,976,531
    4,000,000   Three Rivers Funding
                Corp., 5.030%, 7/12/1999             3,993,877
    2,000,000   Wood Street Funding Corp.,
                4.997%, 8/25/1999                    1,984,906
                TOTAL                               21,832,935
                BROKERAGE-1.5%
    2,000,000   Salomon Smith Barney
                Holdings, Inc., 4.879%,
                7/13/1999                            1,996,787
PRINCIPAL
AMOUNT                                                   VALUE
                COMMERCIAL PAPER-continued
                CHEMICALS-1.9%
 $  1,270,000   IMC Global, Inc., 5.115%,
                8/17/1999                       $    1,261,627
    1,200,000   Rohm & Haas Co., 4.976%,
                7/1/1999                             1,200,000
                TOTAL                                2,461,627
                CONTAINER/PACKAGING-1.0%
    1,300,000   Crown Cork & Seal Co.,
                Inc., 5.181% - 5.317%,
                8/3/1999                             1,293,836
                FINANCE-AUTOMOTIVE-4.8%
    5,000,000   Daimler Chrysler North
                America Holding Corp.,
                4.901%, 8/13/1999                    4,971,094
    1,500,000   General Motors Acceptance
                Corp., 5.507% - 5.542%,
                1/26/2000 - 1/31/2000                1,452,666
                TOTAL                                6,423,760
                FINANCE-COMMERCIAL-27.4%
    5,000,000   Asset Securitization
                Cooperative Corp., 4.913%,
                7/15/1999                            4,990,511
    2,000,000   Beta Finance, Inc.,
                4.903%, 8/3/1999                     1,991,228
    5,000,000   Corporate Asset Funding
                Co., Inc. (CAFCO), 4.967%,
                8/2/1999                             4,978,089
      500,000   GE Capital International
                Funding, Inc., (Guaranteed
                by General Electric
                Capital Corp.), 5.463%,
                1/24/2000                              484,791
    3,000,000   General Electric Capital
                Services, 4.952%,
                7/26/1999                            2,989,750
    6,000,000   Greenwich Funding Corp.,
                4.928% - 5.119%, 7/8/1999 -
                2/1/2000                             5,963,694
    5,000,000   PREFCO-Preferred
                Receivables Funding Co.,
                4.971%, 8/2/1999                     4,978,089
    5,000,000   Receivables Capital Corp.,
                4.891% - 5.019%, 7/7/1999 -
                8/6/1999                             4,983,440
    5,000,000   Sheffield Receivables
                Corp., 4.950%, 7/7/1999              4,995,892
                TOTAL                               36,355,484
                FINANCE-EQUIPMENT-0.7%
    1,000,000   Comdisco, Inc., 5.165%,
                7/26/1999                              996,438
                FINANCE-RETAIL-9.0%
    6,000,000   Diageo Capital PLC,
                (Guaranteed by Diageo
                PLC), 4.901%, 8/20/1999              5,959,833
    6,000,000   New Center Asset Trust,
                A1/P1 Series, 4.908%,
                8/9/1999                             5,968,605
                TOTAL                               11,928,438
                RETAIL-1.0%
    1,320,000   Safeway, Inc., 5.041%,
                7/16/1999                            1,317,261
                TOTAL COMMERCIAL PAPER              84,606,566
PRINCIPAL
AMOUNT                                                   VALUE
                LOAN PARTICIPATION-9.2%
                BROKERAGE-3.8%
 $  5,000,000   Goldman Sachs Group, Inc.,
                5.023%, 8/2/1999                $    5,000,000
                ELECTRICAL EQUIPMENT-0.4%
      600,000   Mt. Vernon Phenol Plant
                Partnership, (Guaranteed
                by General Electric Co.),
                5.050%, 5/17/2000                      600,000
                FINANCE-AUTOMOTIVE-3.8%
    5,000,000   General Motors Acceptance
                Corp., Mortgage of PA,
                (Guaranteed by General
                Motors Acceptance Corp.),
                4.983%, 7/1/1999                     5,000,000
                INSURANCE-1.2%
    1,600,000   Marsh & McLennan Co., Inc.,
                4.960%, 7/23/1999                    1,600,000
                TOTAL LOAN PARTICIPATION            12,200,000
                MUNICIPALS-1.3%
                MUNICIPAL-1.3%
    1,800,000   Bergen County, NJ
                Improvement Authority,
                Bergen Regional Medical
                Center
                Project (Series 1999-A),
                (Guaranteed by Bergen
                County, NJ Improvement
                Authority), 5.330%,
                3/16/2000                            1,800,000
                NOTES - VARIABLE-12.9% 2
                BANKING-6.6%
      135,000   Alabama State IDA,
                (Wellborn Cabinet, Inc.),
                Tax Revenue Bonds,
                (Amsouth
                Bank N.A., Birmingham
                LOC), 5.210%, 7/1/1999                 135,000
      800,000 1 Bankers Trust Corp.,
                5.070%, 7/1/1999                       800,000
        6,000   Capital One Funding Corp.,
                Series 1995-A, (Bank One,
                Indiana, N.A. LOC),
                5.180%, 7/1/1999                         6,000
      170,000   Denver Urban Renewal
                Authority, (Series 1992-
                B), (Paribas, Paris LOC),
                5.230%, 7/1/1999                       170,000
      345,000   Edgefield County, SC,
                Series 1997 (Bondex Inc.
                Project), (HSBC Bank USA
                LOC), 5.218%, 7/1/1999                 345,000
      180,000   Franklin County, OH,
                Edison Welding, Series
                1995, (Huntington National
                Bank, Columbus, OH LOC),
                5.180%, 7/1/1999                       180,000
      400,000   La-Man Corp., (SouthTrust
                Bank of Alabama,
                Birmingham LOC), 5.310%,
                7/2/1999                               400,000
    1,419,049 1 Liquid Asset Backed
                Securities Trust, Series
                1997-1, (Westdeutsche
                Landesbank Girozentrale
                Swap Agreement), 4.988%,
                7/15/1999                            1,419,049
      550,000   Lynn Haven, FL, Taxable Revenue Bond (Series 1998- B), (Bank
                One, Ohio, N.A.
                LOC), 5.380%, 7/1/1999                 550,000
      555,000   Madison, WI Community
                Development Authority,
                Series 1997-B Hamilton
                Point Apts., (Bank One,
                Wisconsin, N.A. LOC),
                5.280%, 7/1/1999                       555,000
      880,000   Maryland Economic
                Development Corp.,
                (Allfirst LOC), 5.190%,
                7/2/1999                               880,000
      198,000   Maryland State IDFA, Human
                Genome, Series 1994,
                (Allfirst LOC), 5.110%,
                7/5/1999                               198,000
PRINCIPAL
AMOUNT                                                   VALUE
                NOTES - VARIABLE-continued
                2
                BANKING-CONTINUED
 $    230,000   Mississippi Business
                Finance Corp., Metalloy
                Project, (Comerica Bank,
                Detroit, MI LOC), 4.950%,
                7/1/1999                        $      230,000
      265,773 1 Rabobank Optional
                Redemption Trust, Series
                1997-101, 5.000%,
                7/20/1999                              265,773
      350,000   Roby Company Ltd.
                Partnership, (Huntington
                National Bank, Columbus,
                OH LOC), 5.180%, 7/1/1999              350,000
    1,000,000   Societe Generale, Paris,
                4.993%, 8/11/1999                      999,926
    1,200,000   Trap Rock Industries,
                Inc., Series 1997, (First
                Union National Bank,
                Charlotte, NC LOC),
                5.300%, 7/7/1999                     1,200,000
      112,000   Vista Funding Corp.,
                Series 1994-A, (Fifth
                Third Bank of Northwestern
                OH LOC), 5.180%, 7/1/1999              112,000
                TOTAL                                8,795,748
                INSURANCE-6.3%
    1,000,000   Allstate Life Insurance
                Co., 5.040%, 7/1/1999                1,000,000
    1,000,000   First Allmerica Financial
                Life Insurance Co.,
                5.080%, 8/3/1999                     1,000,000
    1,000,000   GE Life and Annuity
                Assurance Co., 5.110%,
                9/1/1999                             1,000,000
    2,000,000   General American Life
                Insurance Co., 5.240%,
                7/21/1999                            2,000,000
    1,000,000   Jackson National Life
                Insurance Co., 5.108%,
                8/1/1999                             1,000,000
    1,000,000   Jackson National Life
                Insurance Co., 5.120%,
                7/22/1999                            1,000,000
      405,288 1 Liquid Asset Backed
                Securities Trust, Series
                1997-3 Senior Notes,
                (Guaranteed
                by AMBAC), 4.970%,
                9/28/1999                              405,288
    1,000,000   Travelers Insurance
                Company, 5.090%, 7/1/1999            1,000,000
                TOTAL                                8,405,288
                TOTAL NOTES - VARIABLE              17,201,036
                REPURCHASE AGREEMENTS-5.3%
                3
    1,600,000   ABN AMRO, Inc., 5.125%,
                dated 6/30/1999, due
                7/1/1999                             1,600,000
    2,000,000   Donaldson, Lufkin and Jenrette Securities Corp., 4.800%, dated
                6/30/1999,
                due 7/1/1999                         2,000,000
    3,497,000   Bank of America, Inc.,
                5.220%, dated 6/30/1999,
                due 7/1/1999                         3,497,000
                TOTAL REPURCHASE
                AGREEMENTS                           7,097,000
                TOTAL INVESTMENTS (AT
                AMORTIZED COST) 4                $ 133,025,153

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At June 30, 1999, these securities amounted to $2,890,110 which represents 2.18% of net assets.

2 Floating rate note with current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($132,845,262) at June 30, 1999.

The following acronyms are used throughout this portfolio:

AG -Aktiengesellschaft
AMBAC -American Municipal Bond Assurance Corporation FSA -Financial Security Assurance IDA -Industrial Development Authority IDFA -Industrial Development Finance Authority LLC -Limited Liability Corporation LOC -Letter of Credit PLC -Public Limited Company

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 133,025,153
Income receivable                                   345,420
TOTAL ASSETS                                    133,370,573
LIABILITIES:
Income distribution
payable                         $ 471,406
Payable to Bank                    21,897
Accrued expenses                   32,008
TOTAL LIABILITIES                                   525,311
Net assets for 132,845,262
shares outstanding                            $ 132,845,262
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$132,845,262 / 132,845,262
shares outstanding                                    $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
Interest                                     $ 3,070,442
EXPENSES:
Investment advisory fee        $ 302,812
Administrative personnel
and services fee                  62,149
Custodian fees                     5,546
Transfer and dividend
disbursing agent fees and
expenses                          10,114
Directors'/Trustees' fees          1,069
Auditing fees                      6,421
Legal fees                         3,841
Portfolio accounting fees         19,112
Share registration costs           7,947
Printing and postage               4,288
Insurance premiums                 3,683
Miscellaneous                     40,088
TOTAL EXPENSES                   467,070
Net investment income                        $ 2,603,372

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

                                    SIX MONTHS
                                         ENDED
                                   (unaudited)           YEAR ENDED
                                      JUNE 30,         DECEMBER 31,
                                          1999                 1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $    2,603,372       $    4,010,679
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                   (2,603,372)          (4,010,679)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             158,445,758          316,636,277
Net asset value of shares
issued to shareholders in
payment of
distributions declared               2,129,557            4,013,066
Cost of shares redeemed           (130,826,635)        (277,212,104)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        29,748,680           43,437,239
Change in net assets                29,748,680           43,437,239
NET ASSETS:
Beginning of period                103,096,582           59,659,343
End of period                   $  132,845,262       $  103,096,582

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS
                                       ENDED
                                 (unaudited)
                                    JUNE 30,                                YEAR ENDED DECEMBER 31,
                                        1999           1998        1997        1996        1995       1994 1
NET ASSET VALUE, BEGINNING
OF PERIOD                             $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00     $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                   0.02           0.05        0.05        0.05        0.05       0.01
LESS DISTRIBUTIONS:
Distributions from net
investment income                      (0.02)         (0.05)      (0.05)      (0.05)      (0.05)     (0.01)
NET ASSET VALUE, END OF PERIOD        $ 1.00         $ 1.00      $ 1.00      $ 1.00       $1.00     $ 1.00
TOTAL RETURN 2                          2.15%          4.92%       4.93%       4.75%       5.20%      0.50%

RATIOS TO AVERAGE NET ASSETS:
Expenses 3                              0.77% 4        0.81%       1.00%       1.37%       3.49%     72.64% 4
Net investment income 3                 4.30% 4        4.79%       4.64%       4.11%       2.43%    (67.58%)4
Expenses (after waivers)                0.77% 4        0.80%       0.80%       0.80%       0.80%      0.80% 4
Net investment income
(after waivers)                         4.30% 4        4.80%       4.84%       4.68%       5.12%      4.26% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                       $132,845       $103,097     $59,659     $45,655     $17,838       $552

1 Reflects operations for the period from November 18, 1994 (date of initial public investment) to December 31, 1994. For the period from December 10, 1993 (start of business) to November 17, 1994, the Fund had no public investment.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Prime Money Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 1999, capital paid-in aggregated $132,845,262.

Transactions in shares were as follows:

                                SIX MONTHS
                                     ENDED        YEAR ENDED
                                  JUNE 30,      DECEMBER 31,
                                      1999              1998
Shares sold                    158,445,758       316,636,277
Shares issued to
shareholders in payment of
distributions declared           2,129,557         4,013,066
Shares redeemed               (130,826,635)     (277,212,104)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              29,748,680        43,437,239

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 1999, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
NICHOLAS P. CONSTANTAKIS
WILLIAM J. COPELAND
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.
EDWARD L. FLAHERTY, JR., ESQ.
PETER E. MADDEN
JOHN E. MURRAY, JR., J.D., S.J.D.
WESLEY W. POSVAR
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

J. CHRISTOPHER DONAHUE
President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
Treasurer

C. GRANT ANDERSON
Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager

Federated Prime Money Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JUNE 30, 1999

SEMI-ANNUAL REPORT

[Graphic]
Federated
Federated Prime Money Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 313916504
G00433-05 (8/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the first Semi-Annual Report for Federated Small Cap Strategies Fund II. This report covers the period from May 28, 1999, the date of inception, through June 30, 1999. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's stock holdings and financial statements.

Federated Small Cap Strategies Fund II is managed to offer shareholders significant opportunities for long-term growth through a highly diversified portfolio of small capitalization stocks. 1 These stocks, issued by small cap companies, offer the potential for high returns over time in exchange for a higher level of risk as compared to stocks issued by large, well-established companies. To help reduce risk and seek opportunities in this dynamic market, the fund's portfolio is carefully selected and broadly diversified. At the end of the reporting period, its holdings included more than 150 stocks spread across 11 industry sectors.

For its initial period of operation, the fund produced a total return of 6.70% through an increase in net asset value. 2

Thank you for participating in the long-term growth of up-and-coming small cap companies through Federated Small Cap Strategies Fund II. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
August 15, 1999

1 Small cap stocks have historically experienced greater volatility than average.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges or expenses of a variable annuity or variable life insurance contract.

Investment Review

Federated Small Cap Strategies Fund II has a limited performance history because the fund was launched only one month ago on May 28, 1999. The fund typically targets smaller companies that fall within the market capitalization range of the Standard & Poor's 600 Small Cap Index 1 ("S&P 600") ($24 million to $3.8 billion as of reporting period end). Federated Investment Management Company, the fund's adviser, uses a combination of quantitative models and fundamental analysis in the process of selecting stocks for the fund. The management style can best be described as a blend of value and growth, also known as a core style. The objective is to provide capital appreciation by investing in companies that offer growth prospects or in companies whose stock is undervalued.

Since the fund's inception date of May 28, 1999, the overall equity market was strong. The S&P 600 was up 6.5% and the Russell 2000 Small Cap Index 2 was up 5.9%. The fund was up 6.7% during the second quarter, outperforming the small cap indices.

Even with the recent strong performance of small cap stocks, especially small cap growth stocks, the market remains very attractive for long term investors. Two powerful longer term drivers of performance are (1) valuation levels of small company stocks are extremely attractive versus larger capitalization stocks, and (2) earnings growth in the small capitalization market is expected to outpace larger capitalization stocks over the next 3-5 years. Our analysis of the smaller capitalization market reveals numerous opportunities to find companies with rapidly growing revenues and earnings at attractive prices. Companies in the small cap sector still appear very reasonably priced relative to large cap companies.

We currently have overweights in the Basic Materials and Consumer Staples sectors and underweights in Health Care and Utilities. In our two largest sectors, Technology and Consumer Cyclicals, we are slightly underweight. Our objective is to remain fully invested in the best 3% of small companies we can find across a universe of over 5000 small companies in the U.S. We are maintaining our cash position below 3%, so that effectively, the fund is fully invested. Under low inflation and moderate economic growth conditions, we expect small capitalization stocks to do very well.

Characteristics of this fund which make it an ideal investment vehicle for this market are: (1) sector discipline-we stay invested in all 11 economic sectors at all times, with appropriate overweights and underweights (one half to two times sector bands), and (2) small cap discipline-we have kept the median capitalization of the fund below $1.0 billion, truly a small cap fund. Although small cap equities may be more volatile than their larger cap counterparts, history has shown them to be an excellent long term investment. Based on monthly historical data from 1946 to 1998, given a 15- year holding period, small caps outperformed large caps 79% of the time.

1 The Standard & Poor's 600 Small Cap Index is an unmanaged capitalization-weighted index of stocks representing all major industries in the small cap range of the U.S. stock market. Investment cannot be made in an index.

2 The Russell 2000 Index is a broadly diversified, non-managed index consisting of approximately 2,000 small capitalization common stocks that can be used to compare the total returns of funds whose portfolios are invested primarily in small capitalization common stocks. Investment cannot be made in an index.

Portfolio of Investments

JUNE 30, 1999 (UNAUDITED)

SHARES                                                              VALUE
         COMMON STOCKS-98.0%
         BASIC MATERIALS-5.8%
   500   AK Steel Holding Corp.                               $    11,250
   500 1 ATMI, Inc.                                                14,875
   700   Cambrex Corp.                                             18,375
   400   Corn Products International, Inc.                         12,174
 1,000 1 Daisytek International Corp.                              16,312
   500   Lone Star Industries, Inc.                                18,780
 1,400   RPM, Inc.                                                 19,862
         TOTAL                                                    111,628
         CAPITAL GOODS-13.0%
   700   AMETEK, Inc.                                              16,100
   400 1 Allied Waste Industries, Inc.                              7,900
   600   Applied Power, Inc., Class A                              16,388
   300   Aptargroup, Inc.                                           9,000
   300   Ballard Power Systems, Inc.                                9,600
   500   C&D Technologies, Inc.                                    15,313
   400   Carlisle Cos., Inc.                                       19,250
   600 1 Ducommun, Inc.                                             7,163
   200 1 Dycom Industries, Inc.                                    11,200
   100 1 Electro Scientific Industries, Inc.                        4,178
 1,000   Furon Co.                                                 19,000
   300 1 HADCO Corp.                                               11,925
   400   Harman International Industries, Inc.                     17,600
   800 1 Newpark Resources, Inc.                                    7,100
   400 1 Rayovac Corp.                                              9,075
   400 1 SPS Technologies, Inc.                                    15,000
   100 1 Sanmina Corp.                                              7,588
   900   Spartech Corp.                                            28,461
   500 1 Zebra Technologies Corp., Class A                         19,219
         TOTAL                                                    251,060
SHARES                                                              VALUE
         COMMON STOCKS-continued
         COMMUNICATION-1.0%
   200 1 Century Communications Corp., Class A               $      9,200
   100   Clarent Corp.                                              1,500
   200 1 Entercom Communication Corp.                               8,550
         TOTAL                                                     19,250
         CONSUMER CYCLICALS-19.0%
   200 1 Action Performance Cos., Inc.                              6,600
   500 1 Acxiom Corp.                                              12,469
   300 1 American Eagle Outfitters, Inc.                           13,650
   200 1 Black Box Corp.                                           10,025
   800   Casey's General Stores, Inc.                              12,000
   100 1 Catalina Marketing Corp.                                   9,200
   500 1 DeVRY, Inc.                                               11,188
   300 1 Dura Automotive Systems, Inc.                              9,975
   400 1 Gentex Corp.                                              11,200
   900 1 Helen of Troy Ltd.                                        16,144
   300   Hughes Supply, Inc.                                        8,906
   700 1 ITT Educational Services, Inc.                            18,244
   300 1 Linens 'N Things, Inc.                                    13,125
   300 1 O'Reilly Automotive, Inc.                                 15,113
   450 1 Pacific Sunwear of California                             10,969
 1,200   Pier 1 Imports, Inc.                                      13,500
   600 1 ProBusiness Services, Inc.                                21,525
   400 1 Rent-A-Center, Inc.                                        9,600
   300   Ryland Group, Inc.                                         8,906
   500   Service Corp. International                                9,625
 1,100 1 Stamps.com, Inc.                                          19,250
   700 1 Stanley Furniture Co., Inc.                               15,750
   500   Strayer Education, Inc.                                   15,344
   500 1 Sylvan Learning Systems, Inc.                             13,594
   200 1 Timberland Co., Class A                                   13,613
   400 1 Toll Brothers, Inc.                                        8,575
SHARES                                                              VALUE
         COMMON STOCKS-continued
         CONSUMER CYCLICALS-CONTINUED
   500   Unifirst Corp.                                       $     9,185
   900   Wolverine World Wide, Inc.                                12,600
   400 1 Zale Corp.                                                16,000
         TOTAL                                                    365,875
         CONSUMER STAPLES-10.2%
 1,000 1 Building One Services Corp.                               13,875
   200 1 Consolidated Graphics, Inc.                               10,000
   300   Earthgrains Co.                                            7,744
   600 1 Interim Services, Inc.                                    12,375
   300 1 J&J Snack Foods Corp.                                      7,200
   500 1 Metamor Worldwide, Inc.                                   12,031
   400 1 Mondavi Robert Corp., Class A                             14,550
   300 1 Patterson Dental Co.                                      10,425
 1,100   Richfood Holdings, Inc.                                   19,388
   600   Ruby Tuesday, Inc.                                        11,400
   500   Ruddick Corp.                                             10,000
   700 1 Smithfield Foods, Inc.                                    23,406
   750 1 Tetra Tech, Inc.                                          12,375
   200 1 Valassis Communications, Inc.                              7,325
   100 1 Whole Foods Market, Inc.                                   4,806
   700   World Color Press                                         19,250
         TOTAL                                                    196,150
         ENERGY MINERALS-3.6%
   400   Cross Timbers Oil Co.                                      5,950
   300   Devon Energy Corp.                                        10,725
   400 1 Newfield Exploration Co.                                  11,375
   600 1 Pride International, Inc.                                  6,338
   600   Santa Fe International Corp.                              13,800
   500 1 Stolt Comex Seaway, SA                                     5,438
   500 1 Tuboscope, Inc.                                            6,844
   800   Vintage Petroleum, Inc.                                    8,600
         TOTAL                                                     69,070
SHARES                                                              VALUE
         COMMON STOCKS-continued
         FINANCE-16.3%
   600 1 Affiliated Managers Group                           $     18,113
   300 1 Annuity & Life Re Ltd.                                     6,731
   500   Chittenden Corp.                                          15,625
   200   City National Corp.                                        7,488
   800   Community First Bankshares, Inc.                          19,100
   500 1 Delphi Financial Group, Inc., Class A                     17,938
   600   Enhance Financial Services Group, Inc.                    11,850
 1,200 1 FirstFed Financial Corp.                                  23,100
   800   Fremont General Corp.                                     15,100
   200   Gallagher (Arthur J.) & Co.                                9,900
   900   HCC Insurance Holdings, Inc.                              20,419
   300   HealthCare Financial Partners, Inc.                       10,275
   300   Heller Financial, Inc.                                     8,344
   600   Horace Mann Educators Corp.                               16,313
   200   Investment Technology Group, Inc.                          6,475
   400   Jefferies Group, Inc.                                     12,000
   500   MGI Properties, Inc.                                      14,125
   500   Mutual Risk Management Ltd.                               16,688
   900   North Fork Bancorp, Inc.                                  19,181
   900   Republic Bancorp, Inc.                                    13,669
   100   SEI Investments Co.                                        8,825
   200   St. Paul Bancorp, Inc.                                     5,100
   500   Sterling Bancorp                                           9,500
   300   Texas Regional Bancshares, Inc., Class A                   8,153
         TOTAL                                                    314,012
SHARES                                                              VALUE
         COMMON STOCKS-continued
         HEALTH CARE-6.5%
   700 1 Cephalon, Inc.                                      $     12,163
   200 1 Express Scripts, Inc., Class A                            12,038
   400 1 HCR Manor Care, Inc.                                       9,675
   800   Hooper Holmes, Inc.                                       16,300
   400 1 Mede America Corp.                                        15,100
   600 1 Medicis Pharmaceutical Corp., Class A                     15,225
   100 1 Medimmune, Inc.                                            6,775
   700 1 Sybron International Corp.                                19,292
   400 1 Universal Health Services, Inc., Class B                  19,100
         TOTAL                                                    125,668
         TECHNOLOGY-15.5%
   400 1 AVT Corp.                                                 15,150
 1,100 1 Apex PC Solutions, Inc.                                   22,550
   400 1 CSG Systems International, Inc.                           10,475
   900 1 Cable Design Technologies, Class A                        13,894
   500 1 Ciber, Inc.                                                9,563
   300 1 CommScope, Inc.                                            9,225
   400 1 Complete Business Solutions, Inc.                          7,175
   200 1 Comverse Technology, Inc.                                 15,100
   800 1 Cybex Computer Products Corp.                             22,300
   600 1 DSP Group, Inc.                                           21,600
   300 1 Digital River, Inc.                                        9,975
   300 1 Etec Systems, Inc.                                         9,975
   400   FactSet Research Systems                                  22,650
   600 1 Kulicke & Soffa Industries                                16,088
   300 1 Macromedia, Inc.                                          10,575
   700 1 Mastech Corp.                                             13,038
   300 1 Micrel, Inc.                                              22,200
SHARES                                                              VALUE
         COMMON STOCKS-continued
         TECHNOLOGY-CONTINUED
   300 1 Orbotech Ltd.                                        $    15,638
   100 1 Phone.com, Inc.                                            5,600
   500 1 SS&C Technologies, Inc.                                    3,813
   100 1 Software.com, Inc.                                         2,319
   200 1 Transaction Systems Architects, Inc., Class A              7,800
   200 1 Vitesse Semiconductor Corp.                               13,488
         TOTAL                                                    300,191
         TRANSPORTATION-3.1%
   300   Airborne Freight Corp.                                     8,306
   500 1 America West Holdings Corp., Class B                       9,438
   200   CNF Transportation, Inc.                                   7,675
   500 1 Consolidated Freightways Corp.                             6,422
   200   Expeditors International Washington, Inc.                  5,450
   300   USFreightways Corp.                                       13,892
   400   Werner Enterprises, Inc.                                   8,300
         TOTAL                                                     59,483
         UTILITIES-4.0%
   200   Central Hudson Gas & Electric Corp.                        8,400
   300   Commonwealth Energy System                                12,600
   300   New Jersey Resources Corp.                                11,231
   300   Piedmont Natural Gas, Inc.                                 9,338
   200   Sierra Pacific Resources                                   7,275
   200   Southwest Gas Corp.                                        5,725
   400   United Water Resources, Inc.                               9,075
   500   WICOR, Inc.                                               13,969
         TOTAL                                                     77,613
         TOTAL COMMON STOCKS                                    1,890,000
         TOTAL INVESTMENTS (IDENTIFIED COST $1,781,010) 2     $ 1,890,000

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $1,781,010. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $108,990 which is comprised of $157,969 appreciation and $48,979 depreciation at June 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($1,928,767) at June 30, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at value
(identified and tax cost
$1,781,010)                                  $ 1,890,000
Cash                                              47,767
Income receivable                                    769
Receivable for investments
sold                                               4,642
TOTAL ASSETS                                   1,943,178
LIABILITIES:
Payable for investments
purchased                       $ 12,715
Accrued expenses                   1,696
TOTAL LIABILITIES                                 14,411
Net assets for 180,814
shares outstanding                           $ 1,928,767
NET ASSETS CONSIST OF:
Paid in capital                              $ 1,808,404
Net unrealized
appreciation of
investments                                      108,990
Accumulated net realized
gain on investments                               11,770
Net investment loss                                 (397)
TOTAL NET ASSETS                             $ 1,928,767
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$1,928,767 / 180,814
shares outstanding                                $10.67

See Notes which are an integral part of the Financial Statements

Statement of Operations

PERIOD ENDED JUNE 30, 1999 (UNAUDITED) 1

INVESTMENT INCOME:
Dividends                                                      $   1,144
Interest                                                              58
TOTAL INCOME                                                       1,202
EXPENSES:
Investment advisory fee                        $   1,158
Administrative personnel
and services fee                                  11,644
Custodian fees                                       176
Transfer and dividend
disbursing agent fees and
expenses                                           1,170
Directors'/Trustees' fees                            234
Auditing fees                                      1,591
Legal fees                                           468
Portfolio accounting fees                          4,208
Share registration costs                           1,264
Printing and postage                               1,014
Insurance premiums                                   390
Miscellaneous                                        234
TOTAL EXPENSES                                    23,551
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                   $  (1,158)
Reimbursement of other
operating expenses               (20,794)
TOTAL WAIVERS AND
REIMBURSEMENTS                                   (21,952)
Net expenses                                                       1,599
Net operating loss                                                  (397)
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on
investments                                                       11,770
Net change in unrealized
appreciation of
investments                                                      108,990
Net realized and
unrealized gain on
investments                                                      120,760
Change in net assets
resulting from operations                                      $ 120,363

1 Reflects operations for the period from May 28, 1999 (date of initial public investment) to June 30, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

                                     PERIOD
                                      ENDED
                                (unaudited)
                                   JUNE 30,
                                       1999 1
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net operating loss              $      (397)
Net realized gain on
investments ($11,770 as
computed for federal tax
purposes)                            11,770
Net change in unrealized
appreciation                        108,990
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS           120,363
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            1,808,404
Change in net assets              1,928,767
NET ASSETS:
Beginning of period                       -
End of period                   $ 1,928,767

1 Reflects operations for the period from May 28, 1999 (date of initial public investment) to June 30, 1999.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   PERIOD
                                    ENDED
                              (unaudited)
                                 JUNE 30,
                                     1999 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                   -
Net realized and
unrealized gain on
investments                          0.67
TOTAL FROM INVESTMENT
OPERATIONS                           0.67
NET ASSET VALUE, END OF
PERIOD                             $10.67
TOTAL RETURN 2                       6.70%

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                          15.24% 4
Net investment income 3            (14.47%)4
Expense (after waivers and
reimbursements)                      1.03% 4
Net investment income
(after waivers and
reimbursements)                     (0.26%)4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                      $1,929
Portfolio turnover                      2%

1 Reflects operations for the period from May 28, 1999 (date of initial public investment) to June 30, 1999.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Small Cap Strategies Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund became effective on May 28, 1999 and its investment objective is to provide capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                               PERIOD
                                ENDED
                             JUNE 30,
                                 1999 1
Shares sold                   180,814
Shares issued to
shareholders in payment of
distributions declared               -
Shares redeemed                      -
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             180,814

1 Reflects operations for the period from May 28, 1999 (date of initial public investment) to June 30, 1999.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntary choose to waive any portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can modify or terminate this voluntary waiver or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate FSC. For the period ended June 30, 1999, the Fund did not incur a distribution service fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended June 30, 1999, the Fund shares did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended June 30, 1999, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchases were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,434,278.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1999, were as follows:

Purchases     $ 1,798,386
Sales         $    29,242

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
NICHOLAS P. CONSTANTAKIS
WILLIAM J. COPELAND
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.
EDWARD L. FLAHERTY, JR., ESQ.
PETER E. MADDEN
JOHN E. MURRAY, JR., J.D., S.J.D.
WESLEY W. POSVAR
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

J. CHRISTOPHER DONAHUE
President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
Treasurer

C. GRANT ANDERSON
Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager

Federated Small Cap Strategies Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JUNE 30, 1999

SEMI-ANNUAL REPORT

[Graphic]
Federated
Federated Small Cap Strategies Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 313916876
G02584-01 (8/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated Utility Fund II.

This report covers the six-month reporting period from January 1, 1999 through June 30, 1999. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's utility holdings and the financial statements.

Federated Utility Fund II helps shareholders participate in the income and growth opportunities of a market that provides critical, ongoing services to the U.S. and other nations. 1

For the six-month reporting period ended June 30, 1999, the fund produced a total return of 2.97%. 2 Contributing to the total return was dividend income totaling $0.37 per share. The fund also paid capital gains totaling $0.74 per share. On June 30, 1999, the fund's net assets totaled $182.7 million.

Thank you for participating in the income and growth opportunities of U.S. and foreign utility stocks through Federated Utility Fund II. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
August 15, 1999

1 Utility securities are interest rate sensitive and a rise in interest rates can cause their value to fall.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

Investment Review

Utilities had mixed results in the first half of 1999. The Standard & Poor's ("S&P") Communications Index 1 of telecom stocks returned 17.0%, while the S&P Utility Index1 returned only 1.2%. The S&P Utility Index was constrained by electric utilities; the S&P Electric Index1 returned (6.0%). Natural gas stocks, the other component of the S&P Utility Index, returned 24.4% on the S&P Natural Gas Index.1 This index result was skewed by Enron, the dominant company in the gas index, which returned 44.3% in the first six months. For the six-month period ended June 30, 1999, the fund returned 2.97%2 compared to 7.02% for the median domestic utility fund, according to Lipper Analytical Services, Inc.3

Telecommunications stocks continued to benefit from surging demand and falling costs. In addition, pending mergers received a boost from the FCC, which tentatively approved the merger between SBC Communications and Ameritech. Among local phone companies, Bell Atlantic, which is seeking to merge with GTE, had a six-month return of 22.6%. US West, conversely, returned (7.4%). Long distance stocks were weak in the second quarter due to soft pricing for voice traffic. For the six-month period, Sprint returned 26.6%, while AT&T trailed with a respectable 11.4%. Nippon Telegraph and Telephone, Japan's largest phone company, was our top foreign performer with a return of 68.1%.

Natural gas stocks benefited from rising gas prices going into summer and from continued merger activity. In addition to Enron's strong performance, WICOR, a Wisconsin gas utility, returned 30.5% on a takeover bid from the State's largest electric company. K N Energy, however, terminated its merger agreement with Sempra Energy and had an earnings shortfall. Its common shares returned (43.5%). Natural gas stocks continue to seem attractive, as gas demand is growing while gas production is falling. Furthermore, there is a scarcity value as gas companies continue to be acquired, usually by (larger) electric companies.

Electric utilities recovered from a poor first quarter, as the S&P Electric Index returned 7.6% in the second quarter after falling (12.6%) in the first quarter. Continued merger activity and progress on industry restructuring helped the stocks. Potomac Electric Power returned 15.5% on better prospects for its telecom venture. Illinova returned 11.7% after it agreed to merge with Dynegy, a power and gas marketer. Duke Energy, however, returned (13.4%) on reduced earnings forecasts. Electric stocks continue to be undervalued, and strong cash flows and industry restructuring provide opportunities for enhanced returns to shareholders.

Among non-utilities, the Morgan Stanley REIT Index 1 rose 4.6%. Equity Residential Properties Trust returned 15.5% to lead our REITs. The sector is still undervalued with a price-to-earnings ratio of 10 and a dividend yield of 7.0%. REITs look particularly attractive relative to electric utility stocks. We continue to favor apartment and office/industrial REITs.

1 The S&P Communications Index is an index that holds 25 of the largest telecommunications stocks, including the regional bells, long distance companies and cellular concerns. The S&P Utility Index is an index of common stocks from forty different utilities. The S&P Electric Index and the S&P Natural Gas Index are market cap-weighted indexes of common stocks in natural gas and utilities. The Morgan Stanley REIT Index is an index that tracks the market performance of U.S. Real Estate Investment Trusts known as REITs. These indexes are unmanaged, and investments cannot be made in an index.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

Our major strategy change this year has been to increase our telecommunications holdings to benefit from the strong demand for telecom services.
Telecommunications services stocks now comprise 34% of the fund, up from 19% at year end. Electric utilities are 32%, down from nearly 48%.

We continue to emphasize companies that have strong cash flow and the management skill to deploy that cash into attractive returns for shareholders. In an extremely overvalued market for leading growth companies, utilities offer an appealing combination of value and growth. Electric and gas stocks are undervalued based on earnings, dividends, and asset values. Telecommunications stocks offer fine growth prospects at generally reasonable valuations. In addition, utilities offer relative safety due to the essential nature of their services.

Portfolio of Investments

JUNE 30, 1999 (UNAUDITED)

SHARES                                                     VALUE
                   COMMON STOCKS-88.7%
                   BASIC MATERIALS-1.5%
       170,200     USEC, Inc.                      $   2,531,725
        14,500     Worthington Industries,
                   Inc.                                  238,344
                   TOTAL                               2,770,069
                   COMMUNICATION SERVICES-32.0%
        92,850     AT&T Corp.                          5,182,191
        37,800     ALLTEL Corp.                        2,702,700
        49,100     Ameritech Corp.                     3,608,850
        64,200     Bell Atlantic Corp.                 4,197,075
        87,400     BellSouth Corp.                     4,096,875
        21,900     Cable & Wireless PLC, ADR             867,788
        81,700     CenturyTel, Inc.                    3,247,575
        51,200     Cincinnati Bell, Inc.               1,276,800
        16,200     Frontier Corp.                        955,800
        75,500     GTE Corp.                           5,719,125
         1,681  1  Intermedia Communications,
                   Inc.                                   50,430
        39,150  1  MCI WorldCom, Inc.                  3,369,347
        25,900     Nippon Telegraph &
                   Telephone Corp., ADR                1,621,988
        30,500  1  Pacific Gateway Exchange,
                   Inc.                                  888,313
        20,300     Portugal Telecom SA, ADR              836,106
        53,972     SBC Communications, Inc.            3,130,376
        84,900     Sprint Corp.                        4,483,781
        55,000     Swisscom AG, ADR                    2,110,625
        53,300     Tele Danmark A/S                    1,372,475
        59,300     Telecom Corp. of New
                   Zealand Ltd., ADR                   2,071,794
         6,100  1  Telefonica SA, ADR                    897,463
        96,200     US West, Inc.                       5,651,750
                   TOTAL                              58,339,227
SHARES                                                     VALUE
                   COMMON STOCKS-continued
                   ENERGY-0.0%
         4,500     Pennzoil-Quaker State Co.      $       67,500
                   FINANCIALS-8.9%
        82,800     AMB Property Corp.                  1,945,800
        19,000     Apartment Investment &
                   Management Co., Class A               812,250
        38,800     Archstone Communities
                   Trust                                 851,175
        35,000     Avalonbay Communities,
                   Inc.                                1,295,000
        31,500     Camden Property Trust                 874,125
        14,700     CenterPoint Properties
                   Corp.                                 538,388
        26,500     Duke Realty Investments,
                   Inc.                                  597,906
        20,800     Equity Office Properties
                   Trust                                 533,000
        14,600     Equity Residential
                   Properties Trust                      657,913
        33,300     First Industrial Realty
                   Trust, Inc.                           913,669
        50,000     Gables Residential Trust            1,206,250
        33,000     Health Care Property
                   Investors, Inc.                       952,875
        37,500     Liberty Property Trust                932,813
        16,400     Post Properties, Inc.                 672,400
        30,000     Prentiss Properties Trust             705,000
       139,400     ProLogis Trust                      2,822,850
                   TOTAL                              16,311,414
                   UTILITIES-46.3%
        49,400     AGL Resources, Inc.                   910,813
        13,900     Atmos Energy Corp.                    347,500
        89,600     BEC Energy                          3,696,000
        42,200     CMS Energy Corp.                    1,767,125
        23,000     Central Hudson Gas &
                   Electric Corp.                        966,000
        31,100     Columbia Energy Group               1,949,581
        83,700     DQE, Inc.                           3,358,463
        40,000     Duke Energy Corp.                   2,175,000
       132,900     Edison International                3,555,075
       141,200     El Paso Energy Corp.                4,968,475
        19,300     Energen Corp.                         359,463
       103,800     Energy East Corp.                   2,698,800
        34,492     Enron Corp.                         2,819,721
        75,100     Entergy Corp.                       2,346,875
        32,200     FPL Group, Inc.                     1,758,925
SHARES                                                     VALUE
                   COMMON STOCKS-continued
                   UTILITIES-CONTINUED
       58,700      FirstEnergy Corp.              $    1,819,700
        57,500     Florida Progress Corp.              2,375,469
        68,000     Illinova Corp.                      1,853,000
        80,100     K N Energy, Inc.                    1,071,338
       161,200     KeySpan Corp.                       4,251,650
       156,600     MCN Energy Group, Inc.              3,249,450
        58,000     NICOR, Inc.                         2,207,625
        39,000     National Fuel Gas Co.               1,891,500
        51,000     New Jersey Resources Corp.          1,909,313
       121,200     NiSource, Inc.                      3,128,475
        90,100     OGE Energy Corp.                    2,139,875
        65,000     PG&E Corp.                          2,112,500
        30,000     Peoples Energy Corp.                1,130,625
        65,100     Pinnacle West Capital
                   Corp.                               2,620,275
        60,700     Potomac Electric Power Co.          1,786,856
        21,390     PowerGen PLC, ADR                     917,096
        67,800     Public Service Co. of New
                   Mexico                              1,347,525
        43,400     Public Service Enterprises
                   Group, Inc.                         1,773,975
        70,500     Puget Sound Energy, Inc.            1,692,000
        82,300     Questar Corp.                       1,573,988
        95,800     Rochester Gas & Electric
                   Corp.                               2,544,688
       109,000     SCANA Corp.                         2,547,875
        31,000     Sempra Energy                         701,375
        47,100     TECO Energy, Inc.                   1,071,525
        24,000     Unicom Corp.                          925,500
        39,450     UtiliCorp United, Inc.                959,128
        31,600     WICOR, Inc.                           882,825
        14,400     Washington Gas Light Co.              374,400
                   TOTAL                              84,537,367
                   TOTAL COMMON STOCKS
                   (IDENTIFIED COST
                   $142,146,611)                     162,025,577
SHARES OR
PRINCIPAL
AMOUNT                                                    VALUE
                   PREFERRED STOCKS-4.6%
                   BASIC MATERIALS-0.7%
        63,100     Merrill Lynch & Co., Inc.,
                   STRYPES (IMC Global)           $    1,289,606
                   COMMUNICATION SERVICES-
                   1.5%
         7,200     ICG Communications, Inc.,
                   Conv. Pfd.                            378,900
        20,500     IXC Communications, Inc.,
                   Cumulative Conv. Pfd.,
                   $3.38                                 791,505
        16,200  2  Qwest Communications
                   International, Inc., Conv.
                   Pfd., Series 144A, $0.60              918,589
           800  2  WinStar Communications,
                   Inc., Conv. Pfd., $1.81               790,000
                   TOTAL                               2,878,994
                   UTILITIES-2.4% 85,700 K N Energy, Inc., Conv.
                   Pfd., $3.55                         2,217,488
        38,200     Texas Utilities Co.,
                   Cumulative PRIDES, $4.63            2,101,000
                   TOTAL                               4,318,488
                   TOTAL PREFERRED STOCKS
                   (IDENTIFIED COST
                   $9,876,356)                         8,487,088
                   CORPORATE BOND-0.6%
                   COMMUNICATION SERVICES-
                   0.6%
  $    850,000  2  ITC DeltaCom, Inc., Conv.
                   Bond, 4.50%, 5/15/2006
                   (identified cost $865,670)          1,045,500
                   REPURCHASE AGREEMENT-6.2%
                   3
    11,250,000     Goldman Sachs Group, LP,
                   5.25%, dated 6/30/1999,
                   due 7/1/1999 (at amortized
                   cost)                              11,250,000
                   TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $164,138,637) 4                 $ 182,808,165

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At June 30, 1999, these securities amounted to $2,754,089 which represents 1.5% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $164,138,637. The net unrealized appreciation of investments on a federal tax basis amounts to $18,669,528 which is comprised of $23,453,538 appreciation and $4,784,010 depreciation at June 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($182,651,804) at June 30, 1999.

The following acronyms are used throughout this portfolio:

ADR -American Depositary Receipt
PRIDES -Preferred Redeemable Increased Dividend Equity Securities
STRYPES -Structured Yield Products

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities
JUNE 30, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at value
(identified and tax cost
$164,138,637)                                   $ 182,808,165
Cash                                                   44,538
Income receivable                                     540,819
Receivable for investments
sold                                                1,135,851
TOTAL ASSETS                                      184,529,373
LIABILITIES:
Payable for investments
purchased                       $ 1,858,376
Payable for taxes withheld            1,278
Accrued expenses                     17,915
TOTAL LIABILITIES                                   1,877,569
Net assets for 12,571,238
shares outstanding                              $ 182,651,804
NET ASSETS CONSIST OF:
Paid in capital                                 $ 155,652,548
Net unrealized
appreciation of
investments                                        18,669,528
Accumulated net realized
gain on investments and
foreign currency
transactions                                        5,526,009
Undistributed net
investment income                                   2,803,719
TOTAL NET ASSETS                                $ 182,651,804
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$182,651,804 / 12,571,238
shares outstanding                                     $14.53


See Notes which are an integral part of the Financial Statements

Statement of Operations
SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $10,984)                    $  3,359,051
Interest                                           220,806
TOTAL INCOME                                     3,579,857
EXPENSES:
Investment advisory fee         $ 614,662
Administrative personnel
and services fee                   65,208
Custodian fees                      7,744
Transfer and dividend
disbursing agent fees and
expenses                           24,830
Directors'/Trustees' fees           1,224
Auditing fees                       6,185
Legal fees                          1,344
Portfolio accounting fees          24,132
Share registration costs            3,563
Printing and postage               20,584
Insurance premiums                  1,080
Miscellaneous                       3,143
TOTAL EXPENSES                    773,699
Net investment income                            2,806,158
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain on
investments and foreign
currency transactions                            5,768,792
Net change in unrealized
appreciation of
investments  (3,286,287)
Net realized and
unrealized gain on
investments and foreign
currency transactions                            2,482,505
Change in net assets
resulting from operations                     $  5,288,663


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

                                     SIX MONTHS
                                          ENDED
                                    (unaudited)          YEAR ENDED
                                       JUNE 30,        DECEMBER 31,
                                           1999                1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $     2,806,158       $   4,025,310
Net realized gain on investments and foreign currency transactions ($5,768,792 and $7,999,119, respectively, as computed for federal
tax purposes)                         5,768,792           7,834,265
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                             (3,286,287)          5,882,380
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS             5,288,663          17,741,955
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                    (4,042,798)         (1,023,584)
Distributions from net
realized gains on
investments and foreign
currency transactions                (8,007,412)         (6,251,285)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                     (12,050,210)         (7,274,869)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                               32,585,611          71,820,125
Net asset value of shares
issued to shareholders in
payment of
distributions declared               12,092,114           7,274,865
Cost of shares redeemed             (17,302,196)        (31,986,413)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         27,375,529          47,108,577
Change in net assets                 20,613,982          57,575,663
NET ASSETS:
Beginning of period                 162,037,822         104,462,159
End of period (including
undistributed net
investment income of
$2,803,719 and $4,040,359,
respectively)                   $   182,651,804       $ 162,037,822


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              SIX MONTHS
                                   ENDED
                              (unaudited)
                                 JUNE 30,                          YEAR ENDED DECEMBER 31,
                                     1999             1998         1997        1996       1995       1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD                $15.27           $14.29       $11.81      $11.03    $  9.29     $ 9.48
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                0.21             0.37         0.40        0.42       0.45       0.34
Net realized and
unrealized gain (loss) on
investments and foreign
currency transactions                0.16             1.55         2.62        0.82       1.74      (0.19)
TOTAL FROM
INVESTMENT OPERATIONS                0.37             1.92         3.02        1.24       2.19       0.15
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.37)           (0.13)       (0.28)      (0.41)     (0.45)     (0.34)
Distributions from net
realized gain on
investments and foreign
currency transactions               (0.74)           (0.81)       (0.26)      (0.05)         -          -
TOTAL DISTRIBUTIONS                 (1.11)           (0.94)       (0.54)      (0.46)     (0.45)     (0.34)
NET ASSET VALUE, END OF
PERIOD                             $14.53           $15.27       $14.29      $11.81     $11.03     $ 9.29
TOTAL RETURN 2                       2.97%           13.95%       26.63%      11.56%     24.18%      1.12%

RATIOS TO AVERAGE
NET ASSETS:
Expenses 3                           0.94% 4         1.00%        1.12%       1.36%       3.09%     55.43% 4
Net investment income (net
operating loss) 3                    3.43% 4          3.13%       3.14%       3.41%       2.38%    (50.06%)4
Expenses (after waivers)             0.94% 4          0.93%       0.85%       0.85%       0.85%      0.60% 4
Net investment income
(after waivers)                      3.43% 4          3.20%       3.41%       3.92%       4.62%      4.77% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                    $182,652         $162,038    $104,462     $63,558     $29,679       $974
Portfolio turnover                     47%              84%         95%         63%         62%        73%


1 Reflects operations for the period from April 14, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (start of business) to April 13, 1994, net investment income was distributed to the Fund's adviser.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Utility Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed foreign and domestic corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed foreign and domestic equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 1999, the Fund had no outstanding foreign currency commitments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. Dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. Dollars based on the rate of exchange of such currencies against U.S. Dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                              SIX MONTHS
                                   ENDED          YEAR ENDED
                                JUNE 30,         DECEMBER 31,
                                    1999                1998
Shares sold                    2,269,127           5,060,316
Shares issued to
shareholders in payment of
distributions declared           895,049             513,037
Shares redeemed               (1,206,086)         (2,272,128)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             1,958,090           3,301,225

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 1999, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1999, were as follows:

Purchases   $88,916,394
Sales       $73,233,841

RISKS OF FOREIGN INVESTING

The Fund invests a portion of its assets in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 1999, the diversification of non-U.S. countries was as follows:

                 PERCENTAGE OF
COUNTRY          NET ASSETS
Denmark          0.8%
Japan            0.9%
New Zealand      1.1%
Portugal         0.5%
Spain            0.5%
Switzerland      1.2%
United Kingdom   1.0%

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
NICHOLAS P. CONSTANTAKIS
WILLIAM J. COPELAND
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.
EDWARD L. FLAHERTY, JR., ESQ.
PETER E. MADDEN
JOHN E. MURRAY, JR., J.D., S.J.D.
WESLEY W. POSVAR
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

J. CHRISTOPHER DONAHUE
President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
Treasurer

C. GRANT ANDERSON
Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated
 World-Class Investment Manager
 SEMI-ANNUAL REPORT

Federated Utility Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JUNE 30, 1999

[Graphic]
Federated
Federated
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 313916108
G00433-03 (8/99)

[Graphic]


SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the first Semi-Annual Report for Federated Quality Bond Fund II. This new mutual fund is managed to offer shareholders current income through a diversified portfolio of investment grade, fixed income securities, such as U.S. Treasury and U.S. government agency securities, as well as corporate bonds.

This report covers the period of the fund's initial operation from April 28, 1999 through June 30, 1999. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's portfolio holdings and financial statements.

Thank you for participating in the classic income opportunities of investment-grade, fixed income securities through the diversification and professional management of this fund.

We look forward to keeping you up-to-date on the progress of your investment, and we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

August 15, 1999

Investment Review

Federated Quality Bond Fund II invests primarily in high quality corporate debt securities rated in one of the four highest categories by a nationally recognized statistical rating organization. The fund may also invest in other high quality government and asset backed securities. The fund duration is managed within a range of three to seven years.

This is the fund's initial period of operations with a reporting time frame from April 28, 1999 through June 30, 1999. During this brief reporting period, the high quality bond markets experienced a significant rise in interest rates, due to a combination of stronger economic activity and the well-publicized intention of the Federal Reserve Board ("the Fed") to tighten monetary policy. At its June 1999 meeting, the Fed increased the Fed funds target by 25 basis points. For the entire reporting period, the 10 year part of the yield curve experienced the largest rate increase, with the 10 year treasury rising in yield by 53 basis points.

Relative to fixed income sector performance, nearly all "spread" products (corporates, mortgages, asset backed securities) underperformed comparable maturity treasuries. Yield spreads widened significantly in both May and June. The fund initially held a fairly large treasury position as the spread markets continued to weaken. Late in the reporting period, the fund increased its corporate weighting up to approximately 73% of total assets. Fund duration is being maintained at a neutral target within its range.

Portfolio of Investments

JUNE 30, 1999 (UNAUDITED)




PRINCIPAL
AMOUNT                                              VALUE
              CORPORATE BONDS-72.9%
              AUTOMOBILE-4.4%
  $ 160,000   Hertz Corp., Sr. Note,
              7.00%, 1/15/2028                 $   148,606
              ECOLOGICAL SERVICES &
              EQUIPMENT-7.5%
    250,000   USA Waste Services, Inc.,
              Sr. Note, 7.125%,
              10/1/2007                            251,553
              EDUCATION-3.1%
    100,000   Columbia University, MTN,
              8.62%, 2/21/2001                     104,263
              FINANCIAL INTERMEDIARIES-
              17.8%
    100,000 1 FMR Corp., Deb., 7.57%
              6/15/2029                             99,970
    250,000   Lehman Brothers Holdings,
              Inc., MTN, 7.00%,
              5/15/2003                            248,660
    250,000   Marsh & McLennan Cos.,
              Inc., Sr. Note, 7.125%,
              6/15/2009                            252,290
              TOTAL                                600,920
              INSURANCE-6.2%
    200,000 1 Union Central Life
              Insurance Co., Note,
              8.20%, 11/1/2026                     207,420
              MACHINERY & EQUIPMENT-7.3%
    250,000   Continental Airlines,
              Inc., Pass Thru Cert.,
              Series 1999-2 Class C1,
              7.73%, 3/15/2011                     247,625
              METALS & MINING-12.1%
    146,000   Barrick Gold Finance,
              Inc., Company Guarantee,
              7.50%, 5/1/2007                      148,638
    250,000   Noranda, Inc., Deb.,
              8.625%, 7/15/2002                    257,630
              TOTAL                                406,268
              RETAILERS-7.2%
    200,000   Sears, Roebuck & Co., MTN,
              10.00%, 2/3/2012                     241,414
              TELECOMMUNICATIONS &
              CELLULAR-7.3%
    250,000 1 Telecom de Puerto Rico, Sr.
              Note, 6.65%, 5/15/2006               246,414
              TOTAL CORPORATE BONDS
              (IDENTIFIED COST
              $2,479,320)                        2,454,483
PRINCIPAL
AMOUNT                                              VALUE
              U.S. TREASURY OBLIGATION-
              10.7%
              UNITED STATES TREASURY
              NOTE-10.7%
 $  350,000   United States Treasury
              Note, 6.50%, 8/15/2005
              (identified cost $373,328)       $   361,613
              REPURCHASE AGREEMENT-14.4% 2
    485,000   Goldman Sachs Group, LP, 5.25%, dated 6/30/1999, due 7/1/1999 (at amortized
              cost)                                485,000
              TOTAL INVESTMENTS
              (IDENTIFIED COST
              $3,337,648) 3                    $ 3,301,096


1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At June 30, 1999, these securities amounted to $553,804 which represents 16.4% of net assets.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $3,337,648. The net unrealized depreciation of investments on a federal tax basis amounts to $36,552 which is comprised of $11,177 appreciation and $47,729 depreciation at June 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($3,370,109) at June 30, 1999.

The following acronym is used throughout this portfolio:


MTN -Medium Term Note


See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 1999 (UNAUDITED)





ASSETS:
Total investments in
securities, at value
(identified and tax cost
$3,337,648)                                 $ 3,301,096
Cash                                              3,649
Income receivable                                45,842
Other assets                                     38,536
TOTAL ASSETS                                  3,389,123
LIABILITIES:
Accrued expenses               $ 19,014
TOTAL LIABILITIES                                19,014
Net assets for 343,261
shares outstanding                          $ 3,370,109
NET ASSETS CONSIST OF:
Paid in capital                             $ 3,423,368
Net unrealized
depreciation of
investments                                     (36,552)
Accumulated net realized
loss on investments                             (46,227)
Undistributed net
investment income                                29,520
TOTAL NET ASSETS                            $ 3,370,109
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$3,370,109 / 343,261
shares outstanding                                $9.82


See Notes which are an integral part of the Financial Statements

Statement of Operations

PERIOD ENDED JUNE 30, 1999 (UNAUDITED) 1




INVESTMENT INCOME:
Interest                                                       $  31,989
EXPENSES:
Investment advisory fee                        $   3,139
Administrative personnel
and services fee                                  19,178
Custodian fees                                       525
Transfer and dividend
disbursing agent fees and
expenses                                           3,500
Directors'/Trustees' fees                            350
Auditing fees                                      2,380
Legal fees                                           700
Portfolio accounting fees                          6,455
Shareholder services fee                           1,042
Share registration costs                           4,318
Printing and postage                               2,334
Insurance premiums                                   584
Miscellaneous                                        632
TOTAL EXPENSES                                    45,137
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                   $  (3,139)
Waiver of shareholder
services fee                      (1,042)
Reimbursement of other
operating expenses               (38,487)
TOTAL WAIVERS AND
REIMBURSEMENTS                                   (42,668)
Net expenses                                                       2,469
Net investment income                                             29,520
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on
investments                                                      (46,227)
Net change in unrealized
depreciation of
investments                                                      (36,552)
Net realized and
unrealized loss on
investments                                                      (82,779)
Change in net assets
resulting from operations                                     $  (53,259)


1 For the period from April 28, 1999 (date of initial public investment) to June 30, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





                                    PERIOD
                                     ENDED
                                (unaudited)
                                   JUNE 30,
                                       1999 1
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $    29,520
Net realized loss on
investments ($46,227 as
computed for federal tax
purposes)                           (46,227)
Net change in unrealized
depreciation                        (36,552)
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS           (53,259)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            3,447,041
Cost of shares redeemed             (23,673)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                      3,423,368
Change in net assets              3,370,109
NET ASSETS:
Beginning of period                       -
End of period (including
undistributed net
investment income of
$29,520)                        $ 3,370,109


1 For the period from April 28, 1999 (date of initial public investment) to June 30, 1999.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                   PERIOD
                                    ENDED
                              (unaudited)
                                 JUNE 30,
                                     1999 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                0.09
Net realized and
unrealized gain (loss) on
investments                         (0.27)
TOTAL FROM INVESTMENT
OPERATIONS                          (0.18)
LESS DISTRIBUTIONS:
Distributions from net
investment income                       -
NET ASSET VALUE, END OF
PERIOD                              $9.82
TOTAL RETURN 2                      (1.80%)

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                           8.66% 4
Net investment income 3             (2.55%) 4
Expenses (after
waivers/reimbursements)              0.50% 4
Net investment income
(after
waivers/reimbursements)              5.61% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                      $3,370
Portfolio turnover                     95%


1 Reflects operations for the period from April 28, 1999 (date of initial public investment) to June 30,1999.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived or reimbursed. If such voluntary waivers or reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund became effective on April 28, 1999, and its investment objective is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:




                                                  PERIOD
                                                   ENDED
                                                JUNE 30,
                                                    1999 1
Shares sold                                      345,671
Shares redeemed                                   (2,410)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS     343,261


1 For the period from April 28, 1999 (date of initial public investment) to June 30, 1999.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can modify or terminate this voluntary waiver or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1999, were as follows:




Purchases     $ 5,391,339
Sales         $ 2,489,953


YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated
 World-Class Investment Manager

Federated Quality Bond Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 1999

SEMI-ANNUAL REPORT

 [Graphic]
 Federated
 Federated Quality Bond Fund II
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Cusip 313916884

G02590-01 (8/99)

 [Graphic]